UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Securian Funds Trust

Semi-Annual Report

June 30, 2013

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

Advantus Bond Fund

Advantus Index 400 Mid-Cap Fund

Advantus Index 500 Fund

Advantus International Bond Fund

Advantus Managed Volatility Fund

Advantus Money Market Fund

Advantus Mortgage Securities Fund

Advantus Real Estate Securities Fund

Financial security
  for the long run ®

Advantus Bond Fund

Fund Objective

The Advantus Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Fund invests primarily in investment grade debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2013, for each class of shares offered was as follows:

Class 1	(1.49	) percent*
Class 2	(1.61	) percent*

The Fund's benchmark, the Barclays U.S. Aggregate Bond Index**, returned (2.44) percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**S&P MidCap 400 Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

† "Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Securian Funds Trust—Advantus Index MidCap 400 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Advantus Index 400 Mid-Cap Fund

Fund Objective

The Advantus Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400 Index (S&P 400)†. It is designed to provide an economical and convenient means of maintaining a diversified Fund in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2013, for each class of shares offered was as follows:

Class 1	14.44 percent*
Class 2	14.30 percent*

The Fund's benchmark, the Standard and Poor's MidCap 400 Index**, returned 14.59 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

Advantus Index 500 Fund

Fund Objective

The Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500 Index (S&P 500)†. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2013, for each class of shares offered was as follows:

Class 1	13.68 percent*
Class 2	13.54 percent*

The Fund's benchmark, the Standard & Poor's 500 Index**, returned 13.82 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

† "Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Securian Funds Trust—Advantus Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from twenty-three countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

Advantus International Bond Fund

Fund Objective

The Advantus International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in bonds issued by governments and government agencies located around the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Franklin Advisers, Inc. provided investment advice to the Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2013, for each class of shares offered was as follows:

Class 1	(2.49	) percent*
Class 2	(2.61	) percent*

The Fund's benchmarks, the Citigroup World Government Bond Index**, returned (5.66) percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

Advantus Managed Volatility Fund

Fund Objective

The Advantus Managed Volatility Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60 percent Standard and Poor's 500 Index (S&P 500)† and 40 percent Barclays U.S. Corporate Index (collectively, the Benchmark Index).

Performance Update

For the period beginning May 1, 2013 and ended June 30, 2013, the Fund had a net return of (2.58) percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor.+ The Fund's Benchmark Index**, returned 6.68 percent for the six month period ended June 30, 2013. The S&P 500 Index and the Barclays U.S. Corporate Index returned 13.82 percent and (3.41) percent, respectively, for the same period.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Advantus Managed Volatility Fund commenced operations on May 1, 2013.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Barclays U.S. Corporate Index is an unmanaged benchmark composite representing the average market-weighted performance of fixed rate, investment grade corporate bonds issued by both U.S. and non-U.S. corporations in U.S. dollars with maturities greater than one year.

† "Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Securian Funds Trust-Advantus Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

+ Advantus Capital and the Trust, on behalf of the Advantus Managed Volatility Fund (the "Fund"), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2014. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. As of June 30, 2013 Advantus Capital has waived $23,028 pursuant to the agreement. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Advantus Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

† Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of Advantus Money Market Fund), Advantus Capital Management, Inc. (Advantus Capital) and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2013, Advantus Capital and Securian Financial have collectively waived $2,475,118 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following May 1, 2014, provided such continuance is specifically approved by Advantus Capital, Securian Financial, and a majority of the Trust's independent Trustees.

**The Barclays U.S. Three Month Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupon strips.

Advantus Money Market Fund

Fund Objective

The Advantus Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days. The Fund maintains an average weighted maturity of 60 days or less and a weighted average life of 120 days or less.

Investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six month period ended June 30, 2013, the Fund had a net return of 0.00 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter.† The Fund's benchmark, the Barclays U.S. Three Month Treasury Bellwether Index**, returned 0.05 percent for the same period.

Advantus Mortgage Securities Fund

Fund Objective

The Advantus Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk. The Fund will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2013, for each class of shares offered was as follows:

Class 1	(1.78	) percent*
Class 2	(1.90	) percent*

The Fund's benchmark, the Barclays U.S. Mortgage-Backed Securities Index**, returned (2.01) percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Wilshire Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITs).

Advantus Real Estate Securities Fund

Fund Objective

The Advantus Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate and real estate-related industry. Investment risks associated with investing in the Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2013, for each class of shares offered was as follows:

Class 1	4.39 percent*
Class 2	4.26 percent*

The Fund's benchmark, the Wilshire Real Estate Securities Index**, returned 5.89 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

Advantus Bond Fund
Investments in Securities

June 30, 2013
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.3%)
Government Obligations (44.6%)
Other Government Obligations (2.0%)
Provincial or Local Government Obligations (2.0%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$595,165
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,253,943
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	1,050,000	1,147,083
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,180,000	1,053,363
4.926%, 10/01/51	3,055,000	3,014,063
		7,063,617
U.S. Government Agencies and Obligations (42.6%)
Export-Import Bank of the United States (1.5%)
Helios Leasing I LLC, 2.018%, 05/29/24	906,993	889,619
Tagua Leasing LLC 1.732%, 09/18/24	943,778	907,732
1.900%, 07/12/24	811,790	791,301
Ulani MSN 37894, 2.184%, 12/20/24	2,170,000	2,143,487
Union 13 Leasing LLC, 1.870%, 06/28/24	720,913	700,137
		5,432,276
Federal Home Loan Mortgage Corporation (FHLMC) (11.6%)
3.000%, 08/01/42	940,651	918,327
3.000%, 04/01/43	1,489,727	1,454,301
3.500%, 10/01/25	630,393	664,795
3.500%, 01/01/42	907,539	924,792
3.500%, 08/01/42	953,401	968,605
4.000%, 02/01/20	1,997,984	2,103,244
4.000%, 09/01/40 (b)	958,714	1,008,090
4.000%, 10/01/40 (b)	1,104,546	1,162,205
4.000%, 11/01/40 (b)	3,303,635	3,480,263
4.000%, 02/01/41	766,252	804,648
4.000%, 08/01/41	1,451,530	1,520,951
4.000%, 07/01/43 (c)	1,820,000	1,892,587
4.500%, 01/01/41 (b)	1,575,471	1,685,124
4.500%, 02/01/41 (b)	1,205,145	1,289,560
4.500%, 03/01/41 (b)	1,459,225	1,564,627
4.500%, 04/01/41	1,480,573	1,599,825
5.000%, 04/01/35	445,752	476,677
5.000%, 08/01/35	156,518	167,376
5.000%, 11/01/35	337,864	361,304
5.000%, 11/01/39 (b)	896,981	994,578
5.000%, 03/01/40 (b)	4,535,856	5,020,235
5.000%, 04/01/40 (b)	997,192	1,085,135
5.000%, 08/01/40	617,367	666,845
5.500%, 12/01/17	123,246	131,807
5.500%, 06/01/20	270,767	292,126
5.500%, 10/01/20	383,699	416,626
	Principal	Value(a)
5.500%, 11/01/23	$304,302	$329,900
5.500%, 05/01/34 (b)	1,675,592	1,855,074
5.500%, 10/01/34 (b)	601,874	657,614
5.500%, 07/01/35	1,027,257	1,124,556
5.500%, 10/01/35 (b)	820,195	881,733
5.500%, 12/01/38 (b)	956,622	1,028,509
6.000%, 11/01/33 (b)	922,241	1,027,564
6.500%, 09/01/32	136,685	154,436
6.500%, 06/01/36 (b)	907,254	1,020,928
7.000%, 12/01/37	424,018	482,455
		41,217,422
Federal National Mortgage Association (FNMA) (18.4%)
2.500%, 07/01/28 (c)	5,165,000	5,194,860
3.000%, 06/01/22	796,794	831,973
3.000%, 11/01/27	221,031	227,639
3.000%, 07/01/28 (c)	1,500,000	1,542,891
3.000%, 03/01/42	862,584	843,980
3.500%, 11/01/25	744,409	783,391
3.500%, 01/01/26	754,318	793,707
3.500%, 07/01/28 (c)	1,135,000	1,182,173
3.500%, 11/01/40	755,505	769,032
3.500%, 01/01/41	748,283	761,141
3.500%, 02/01/41	448,150	456,405
3.500%, 04/01/41	734,983	747,533
3.500%, 11/01/41	4,258,226	4,332,934
3.500%, 03/01/43 (c)	2,416,845	2,460,013
3.500%, 07/01/43 (c)	4,065,000	4,126,610
4.000%, 04/01/41	2,412,089	2,529,484
4.000%, 08/01/41 (b)	996,839	1,039,928
4.000%, 09/01/41	1,567,706	1,642,443
4.500%, 05/01/35	469,636	498,198
4.500%, 07/01/35	1,221,475	1,296,503
4.500%, 06/01/39	603,432	652,071
4.500%, 04/01/41	3,924,429	4,254,840
4.500%, 07/01/41	4,055,645	4,311,824
5.000%, 05/01/18	53,848	57,512
5.000%, 06/01/18	111,360	118,867
5.000%, 07/01/18	243,419	260,021
5.000%, 07/01/23	320,553	344,665
5.000%, 11/01/33	172,819	186,958
5.000%, 05/01/34	51,120	55,206
5.000%, 12/01/34	806,123	872,075
5.000%, 04/01/35	201,278	217,367
5.000%, 08/01/35	328,533	353,728
5.000%, 04/01/38	525,609	586,422
5.000%, 12/01/39	650,818	728,118
5.000%, 04/01/41	812,601	904,188
5.500%, 09/01/17	40,363	42,642
5.500%, 02/01/18	137,513	146,960
5.500%, 03/01/18	258,662	273,812
5.500%, 04/01/33 (b)	942,278	1,051,375
5.500%, 12/01/33	286,169	312,696
5.500%, 01/01/34	426,743	467,050
5.500%, 02/01/34	363,814	406,041
5.500%, 03/01/34 (b)	844,697	940,314
5.500%, 04/01/34 (b)	609,211	667,943
5.500%, 09/01/34	112,581	123,887
5.500%, 02/01/35	570,274	636,818
5.500%, 04/01/35	891,845	984,638
5.500%, 06/01/35	199,006	217,042
5.500%, 08/01/35	479,921	525,935

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
5.500%, 10/01/35	$821,595	$917,805
5.500%, 11/01/35	345,566	376,883
5.500%, 12/01/35	256,879	280,775
5.500%, 12/01/39	389,992	429,549
6.000%, 09/01/17	197,676	210,875
6.000%, 08/01/23	287,498	314,161
6.000%, 10/01/32	770,886	865,195
6.000%, 11/01/32	561,897	630,881
6.000%, 03/01/33 (b)	675,239	756,041
6.000%, 04/01/33	80,789	90,221
6.000%, 12/01/33	346,614	388,674
6.000%, 01/01/36	244,186	269,430
6.000%, 08/01/37	218,567	239,632
6.000%, 09/01/37	362,171	402,966
6.000%, 10/01/38	484,370	543,562
6.000%, 12/01/38	506,424	561,568
6.000%, 06/01/40	257,368	279,694
6.500%, 12/01/31	181,002	204,458
6.500%, 02/01/32	56,241	63,592
6.500%, 04/01/32	279,724	313,149
6.500%, 05/01/32	79,208	88,705
6.500%, 07/01/32	255,736	288,415
6.500%, 08/01/32	336,659	380,332
6.500%, 09/01/32	217,537	245,207
6.500%, 10/01/32	320,988	362,301
6.500%, 11/01/36	299,703	333,947
6.500%, 08/01/37	78,941	87,838
6.500%, 11/01/37	445,645	497,277
6.500%, 11/01/39	437,866	493,491
7.000%, 07/01/31	186,233	207,867
7.000%, 09/01/31	296,194	339,147
7.000%, 11/01/31	425,720	500,827
7.000%, 02/01/32	87,569	103,118
7.000%, 03/01/32	50,713	57,672
7.000%, 07/01/32	159,570	180,089
7.500%, 04/01/31	241,002	277,564
7.500%, 05/01/31	62,116	71,315
		65,416,076
Government National Mortgage Association (GNMA) (1.8%)
0.485%, 06/17/45 (d) (e)	6,397,827	86,735
3.000%, 07/01/43 (c)	1,000,000	988,594
3.500%, 07/01/43 (c)	2,000,000	2,051,562
4.920%, 05/16/34	216,718	219,688
5.000%, 12/15/39	57,928	64,556
5.000%, 01/15/40	1,249,382	1,373,598
5.500%, 07/15/38	649,888	710,510
5.500%, 10/15/38	661,679	753,952
8.500%, 10/15/22	17,860	18,312
		6,267,507
U.S. Treasury (9.3%)
U.S. Treasury Bond 3.125%, 02/15/43	7,955,000	7,425,499
5.375%, 02/15/31 (f)	5,115,000	6,663,085
U.S. Treasury Note 0.250%, 05/31/15	1,250,000	1,247,803
0.375%, 06/15/16	7,685,000	7,652,577
1.000%, 05/31/18	5,730,000	5,631,513
1.750%, 05/15/23	1,805,000	1,690,494
1.875%, 07/15/13 (g)	1,329,416	1,330,558
3.250%, 05/31/16	1,480,000	1,591,462
		33,232,991
Total government obligations (cost: $154,552,724)		158,629,889
	Principal	Value(a)
Asset-Backed Securities (5.1%)
Asset-Backed Securities (5.1%)
AmeriCredit Automobile Receivables Trust 1.930%, 08/08/18	$365,000	$360,928
2.850%, 08/08/16	1,000,000	1,021,145
14.550%, 01/15/16	1,854,285	1,863,556
Conseco Financial Corp. 6.400%, 10/15/18	61,155	63,143
7.400%, 06/15/27	205,395	211,798
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (e) (h) (i)	1,755,000	1,910,547
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (e)	1,753,808	1,443,854
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b) (e)	3,095,000	2,586,956
Origen Manufactured Housing Contract Trust 5.700%, 01/15/35 (e)	1,175,745	1,260,596
5.730%, 11/15/35 (e)	438,034	462,003
5.860%, 06/15/36 (e)	496,573	529,361
Santander Consumer Acquired Receivables Trust 3.150%, 08/15/16 (h)	1,710,873	1,723,367
3.190%, 10/15/15 (h)	1,850,000	1,881,041
Santander Drive Auto Receivables Trust, 3.010%, 04/16/18	1,000,000	1,026,999
TAL Advantage V LLC, 2.830%, 02/22/38 (h)	1,590,167	1,525,617
Total asset-backed securities (cost: $18,547,599)		17,870,911
Other Mortgage-Backed Securities (8.1%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.1%)
American Tower Trust I, 1.551%, 03/15/43 (h)	2,840,000	2,790,803
BHN I Mortgage Fund, 7.916%, 07/01/14 (h) (i) (j) (k) (l)	57,000	—
Credit-Based Asset Servicing and Securitization LLC, 6.019%, 10/25/36 (h) (m)	469,466	487,008
JPMorgan Mortgage Trust, 2.888%, 11/25/33 (e)	726,943	682,391
Mellon Residential Funding Corp., 6.750%, 06/25/28	41,388	43,911
		4,004,113
Commercial Mortgage-Backed Securities (7.0%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (h)	1,412,670	1,474,047
Asset Securitization Corp. 7.557%, 02/14/43 (e)	669,322	676,410
8.621%, 08/13/29 (d) (e)	25,583	245
BB-UBS Trust 3.430%, 11/05/36 (h)	1,790,000	1,676,294
4.160%, 11/05/36 (e) (h)	895,000	816,707

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Citigroup Commercial Mortgage Trust 2.110%, 01/12/18 (e) (h)	$828,810	$830,274
3.008%, 01/12/18 (e) (h)	725,000	692,851
Extended Stay America Trust, 2.295%, 12/05/31 (h) (j)	1,000,000	974,200
Hometown Commercial Mortgage 5.506%, 11/11/38 (h) (i)	1,121,942	1,010,098
6.057%, 06/11/39 (h) (i) (j)	1,212,954	788,420
JPMorgan Chase Commercial Mortgage Securities Corp. 2.212%, 12/05/27 (d) (e) (h) (i)	10,905,766	1,164,757
5.633%, 12/05/27 (h)	2,165,000	2,460,813
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (e)	785,589	782,754
Morgan Stanley Capital I Trust 3.201%, 08/05/34 (h)	860,000	818,854
3.451%, 08/05/34 (h)	550,000	522,120
3.773%, 03/15/45	685,000	675,602
Multi Security Asset Trust, 5.880%, 11/28/35 (e) (h) (i) (j)	1,540,000	1,496,875
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (h)	15,688	15,695
Timberstar Trust, 6.208%, 10/15/36 (h)	2,515,000	2,637,747
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	920,000	867,875
Vornado DP LLC, 4.004%, 09/13/28 (h)	1,475,000	1,537,230
Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	435,000	452,095
WF-RBS Commercial Mortgage Trust 3.667%, 11/15/44	905,000	910,095
3.791%, 02/15/44 (h)	1,485,000	1,568,249
		24,850,307
Total other mortgage-backed securities (cost: $29,569,438)		28,854,420
Corporate Obligations (40.5%)
Basic Materials (1.2%)
Chemicals (0.6%)
Ashland, Inc. 3.000%, 03/15/16 (h)	1,060,000	1,065,300
3.875%, 04/15/18 (h)	1,060,000	1,049,400
		2,114,700
Mining (0.6%)
Barrick Gold Corporation, 2.500%, 05/01/18 (h) (l)	1,000,000	897,384
Rio Tinto Finance USA PLC, 1.375%, 06/17/16 (l)	1,365,000	1,356,781
		2,254,165
	Principal	Value(a)
Capital Goods (0.7%)
Containers-Metal/Glass (0.6%)
Ball Corp., 6.750%, 09/15/20	$2,040,000	$2,198,100
Manufacturing (0.1%)
Valmont Industries, Inc., 6.625%, 04/20/20	300,000	342,070
Communications (1.9%)
Cable/Satellite TV (0.4%)
Comcast Corp., 4.650%, 07/15/42	1,670,000	1,601,413
Telecommunication (0.7%)
SBA Tower Trust, 2.240%, 04/15/18 (h)	2,440,000	2,389,131
Telephone Services (0.4%)
Lynx I Corp., 5.375%, 04/15/21 (h)	1,500,000	1,507,500
Telephone — Integrated (0.4%)
British Telecommunications PLC 1.625%, 06/28/16 (l)	400,000	401,754
2.000%, 06/22/15 (l)	865,000	881,960
		1,283,714
Consumer Cyclical (0.5%)
Auto/Truck Parts & Equipment — Original (0.5%)
Delphi Corp. 5.000%, 02/15/23	620,000	637,050
6.125%, 05/15/21	290,000	316,100
TRW Automotive, Inc., 4.500%, 03/01/21 (h)	970,000	967,575
		1,920,725
Consumer, Non-cyclical (2.4%)
Commercial Services (0.3%)
President and Fellows of Harvard College, 3.619%, 10/01/37	1,150,000	1,042,942
Drugstore Chains (1.0%)
CVS Pass-Through Trust 6.036%, 12/10/28	2,710,705	3,057,543
6.943%, 01/10/30	427,946	503,897
		3,561,440
Health Care Products (0.8%)
Mallinckrodt International Finance SA 3.500%, 04/15/18 (h) (l)	1,845,000	1,823,886
4.750%, 04/15/23 (h) (l)	1,230,000	1,171,704
		2,995,590
Pharmaceuticals (0.3%)
Mylan, Inc., 1.800%, 06/24/16 (h) (i)	1,010,000	1,007,256

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Energy (8.7%)
Oil & Gas (0.8%)
Chevron Corp., 1.718%, 06/24/18	$2,735,000	$2,709,846
Oil & Gas Drilling (0.5%)
Rowan Cos., Inc., 5.400%, 12/01/42	1,985,000	1,799,250
Oil & Gas Exploration & Production (0.7%)
Kerr-McGee Corp., 6.950%, 07/01/24	1,955,000	2,337,089
Oil, Gas & Consumable Fuels (0.3%)
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,163,375
Pipelines (6.4%)
Buckeye Partners L.P., 4.150%, 07/01/23	1,775,000	1,726,977
DCP Midstream LLC, 6.450%, 11/03/36 (h)	1,600,000	1,681,959
DCP Midstream Operating L.P., 2.500%, 12/01/17	1,670,000	1,648,460
El Paso Natural Gas Co. LLC, 7.500%, 11/15/26	2,205,000	2,646,743
El Paso Pipeline Partners Operating Co. LLC, 5.000%, 10/01/21	400,000	429,164
Energy Transfer Partners L.P., 9.000%, 04/15/19	2,300,000	2,926,111
Enterprise Products Operating LLC, 5.750%, 03/01/35	1,685,000	1,793,784
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (h)	650,000	682,434
NuStar Logistics L.P., 8.150%, 04/15/18 (m)	2,386,000	2,657,718
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,429,575
The Williams Cos., Inc., 3.700%, 01/15/23	1,450,000	1,347,170
Western Gas Partners L.P., 5.375%, 06/01/21	1,835,000	1,969,067
Williams Partners L.P. / Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	813,553
		22,752,715
Financial (14.3%)
Banks (5.1%)
Bank of America Corp. 5.300%, 03/15/17	770,000	835,130
5.750%, 12/01/17	1,590,000	1,767,086
5.875%, 01/05/21	765,000	860,997
Discover Bank/Greenwood, 8.700%, 11/18/19	322,000	411,346
	Principal	Value(a)
HSBC Bank USA NA, 6.000%, 08/09/17	$3,150,000	$3,559,598
JPMorgan Chase Bank NA 5.875%, 06/13/16	875,000	975,615
6.000%, 07/05/17	400,000	450,725
6.000%, 10/01/17	1,575,000	1,794,068
Morgan Stanley, 6.250%, 08/28/17	1,435,000	1,600,157
PNC Bank NA, 6.875%, 04/01/18	765,000	917,511
SunTrust Bank, 0.564%, 08/24/15 (e)	1,445,000	1,433,371
The Goldman Sachs Group, Inc., 6.250%, 09/01/17	1,695,000	1,920,781
The PNC Financial Services Group, Inc., 4.850%, 05/29/49 (e)	1,175,000	1,095,687
Wells Fargo Bank NA, 4.750%, 02/09/15	525,000	554,080
		18,176,152
Commercial Services — Finance (0.2%)
The Western Union Co., 2.375%, 12/10/15	590,000	600,423
Diversified Financial Services (0.4%)
CNH Capital LLC, 3.625%, 04/15/18 (h)	1,470,000	1,400,175
Finance — Diversified (2.9%)
Daimler Finance North America LLC 1.300%, 07/31/15 (h)	1,900,000	1,904,182
1.875%, 01/11/18 (h)	625,000	609,896
Discover Financial Services, 6.450%, 06/12/17	805,000	914,474
Ford Motor Credit Co. LLC, 3.000%, 06/12/17	950,000	952,002
General Motors Financial Co., Inc. 4.250%, 05/15/23 (h)	445,000	414,406
4.750%, 08/15/17 (h)	2,150,000	2,203,750
International Lease Finance Corp., 6.500%, 09/01/14 (h)	1,270,000	1,320,800
Morgan Stanley 5.500%, 01/26/20	1,000,000	1,073,387
5.500%, 07/28/21	740,000	790,193
		10,183,090
Insurance (3.8%)
American International Group, Inc., 5.850%, 01/16/18	1,000,000	1,124,410
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,153,147
Berkshire Hathaway Finance Corp., 4.300%, 05/15/43	450,000	408,704
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (h)	860,000	907,161
6.500%, 05/01/42 (h)	1,805,000	1,931,222

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Pacific LifeCorp, 5.125%, 01/30/43 (h)	$1,750,000	$1,586,753
Prudential Financial, Inc., 5.200%, 03/15/44 (e)	1,450,000	1,370,250
Symetra Financial Corp., 6.125%, 04/01/16 (h) (i)	2,210,000	2,409,170
XL Group PLC, 6.250%, 05/15/27 (l)	2,180,000	2,490,515
		13,381,332
Real Estate Investment Trust — Apartments (0.2%)
Essex Portfolio L.P., 3.250%, 05/01/23	750,000	690,884
Real Estate Investment Trust — Health Care (0.6%)
Health Care REIT, Inc., 4.125%, 04/01/19	1,365,000	1,427,778
Healthcare Realty Trust, Inc., 3.750%, 04/15/23	850,000	791,729
		2,219,507
Real Estate Investment Trust — Retail (0.5%)
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.500%, 06/02/14 (h)	1,580,000	1,678,684
Real Estate Operation/Development (0.5%)
Colonial Realty L.P., 5.500%, 10/01/15	1,745,000	1,882,653
Savings and Loans (0.1%)
Santander Holdings USA, Inc., 3.000%, 09/24/15	555,000	569,059
Health Care (2.4%)
Drugs (0.6%)
Express Scripts Holding Co., 3.500%, 11/15/16	400,000	424,614
Medco Health Solutions, Inc., 7.125%, 03/15/18	1,280,000	1,542,007
		1,966,621
Health Care Equipment & Supplies (0.1%)
St Jude Medical, Inc., 4.750%, 04/15/43	335,000	310,493
Health Care Providers & Services (0.9%)
Coventry Health Care, Inc., 6.125%, 01/15/15	355,000	381,019
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,353,866
Sinai Health System, 3.034%, 01/20/36	1,695,000	1,596,554
		3,331,439
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,721,198
Industrials (0.7%)
Containers & Packaging (0.3%)
Rock Tenn Co., 4.450%, 03/01/19	1,065,000	1,127,581
	Principal	Value(a)
Electrical Equipment (0.3%)
Avnet, Inc., 4.875%, 12/01/22	$940,000	$936,228
Miscellaneous Manufacturing (0.1%)
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 01/15/19 (h) (i) (l)	520,000	512,969
Information Technology (0.3%)
Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc., 3.000%, 03/01/18	1,180,000	1,178,303
Technology (0.9%)
Computer Hardware (0.4%)
Hewlett-Packard Co., 3.000%, 09/15/16	1,600,000	1,643,095
Computer Software & Services (0.5%)
Intuit, Inc., 5.750%, 03/15/17	1,505,000	1,672,115
Transportation (4.5%)
Airlines (3.5%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22 (j)	497,025	551,698
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 07/31/22 (j)	2,254,291	2,395,184
British Airways PLC, 5.625%, 06/20/20 (h) (i) (l)	875,000	878,325
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21 (j)	790,720	826,302
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (h) (j)	1,157,430	1,221,089
Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, 3.900%, 01/15/26 (j)	2,045,000	1,952,975
United Air Lines, Inc., 10.400%, 05/01/18 (j)	1,155,931	1,329,321
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24 (j)	1,580,654	1,671,541
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26 (j)	713,712	749,397
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26 (j)	830,000	821,700
		12,397,532
Transport — Rail (1.0%)
BNSF Funding Trust I, 6.613%, 12/15/55 (e)	3,110,000	3,498,750

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Shares/ Principal	Value(a)
Utilities (2.0%)
Electric Companies (2.0%)
CMS Energy Corp. 2.750%, 05/15/14	$580,000	$588,198
8.750%, 06/15/19	1,725,000	2,225,548
FirstEnergy Corp., 2.750%, 03/15/18	1,700,000	1,655,013
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,465,577
		6,934,336
Total corporate obligations (cost: $142,101,093)		143,993,640
Total long-term debt securities (cost: $344,770,854)		349,348,860
Short-Term Securities (7.1%)
Investment Companies (7.1%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	21,446,868	21,446,868
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	3,000,000	3,000,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	746,592	746,592
Total short-term securities (cost: $25,193,460)		25,193,460
Total investments in securities (cost: $369,964,314) (n)		374,542,320
Liabilities in excess of cash and other assets (-5.4%)		(19,041,861)
Total net assets (100.0%)		$355,500,459

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  All or portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2013.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2013 the total cost of investments issued on a when-issued or forward commitment basis was $19,624,516.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Variable rate security.

(f)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2013, securities with an aggregate market value of $260,531 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	September 2013	13	Long	$(2,667)
5 Year U.S. Treasury Note	September 2013	152	Long	(234,243)
10 Year U.S. Treasury Note	September 2013	221	Short	643,564
		386		$406,654

(g)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(i)  Illiquid security. (See Note 5.)

(j)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(k)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)  Foreign security: The Fund held 2.9% of net assets in foreign securities at June 30, 2013.

(m)  Step rate security.

(n)  At June 30, 2013 the cost of securities for federal income tax purposes was $372,491,079. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$9,196,709
Gross unrealized depreciation	(7,145,468)
Net unrealized appreciation	$2,051,241

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2013
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Consumer Discretionary (13.3%)
Auto Components (0.3%)
Gentex Corp.	21,499	$495,552
Automobiles (0.2%)
Thor Industries, Inc.	6,632	326,162
Distributors (0.6%)
LKQ Corp. (b)	44,743	1,152,132
Diversified Consumer Services (0.9%)
Apollo Group, Inc. — Class A (b)	17,400	308,328
DeVry, Inc.	8,420	261,188
Matthews International Corp. — Class A	4,075	153,628
Regis Corp.	8,407	138,043
Service Corp. International/US	31,630	570,289
Sotheby's	10,236	388,047
Strayer Education, Inc.	1,582	77,249
		1,896,772
Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc. (b)	5,809	327,744
Bob Evans Farms, Inc.	4,133	194,168
Brinker International, Inc.	10,538	415,513
Domino's Pizza, Inc.	8,420	489,623
International Speedway Corp. — Class A	3,756	118,201
Life Time Fitness, Inc. (b)	5,946	297,954
Panera Bread Co. — Class A (b)	4,222	785,039
Scientific Games Corp. — Class A (b)	7,879	88,639
The Cheesecake Factory, Inc.	7,461	312,541
The Wendy's Co.	42,438	247,414
WMS Industries, Inc. (b)	8,158	208,111
		3,484,947
Household Durables (2.2%)
Jarden Corp. (b)	15,106	660,888
KB Home	12,209	239,663
MDC Holdings, Inc.	5,800	188,558
Mohawk Industries, Inc. (b)	9,124	1,026,359
NVR, Inc. (b)	710	654,620
Tempur-Pedic International, Inc. (b)	9,016	395,802
Toll Brothers, Inc. (b)	22,513	734,599
Tupperware Brands Corp.	7,925	615,693
		4,516,182
Internet & Catalog Retail (0.1%)
HSN, Inc.	5,359	287,886
Leisure Equipment & Products (0.5%)
Polaris Industries, Inc.	9,567	908,865
Media (1.3%)
AMC Networks, Inc. — Class A (b)	8,664	566,712
Cinemark Holdings, Inc.	15,244	425,612
	Shares	Value(a)
DreamWorks Animation SKG, Inc. — Class A (b)	10,625	$272,638
John Wiley & Sons, Inc. — Class A	6,883	275,939
Lamar Advertising Co. — Class A (b)	8,320	361,088
Meredith Corp.	5,377	256,483
Scholastic Corp.	3,954	115,813
The New York Times Co. — Class A (b)	18,266	202,022
Valassis Communications, Inc.	5,757	141,565
		2,617,872
Multiline Retail (0.2%)
Big Lots, Inc. (b)	8,670	273,365
Saks, Inc. (b)	15,077	205,650
		479,015
Specialty Retail (4.5%)
Aaron's, Inc.	10,549	295,477
Advance Auto Parts, Inc.	10,959	889,542
Aeropostale, Inc. (b)	11,742	162,040
American Eagle Outfitters, Inc.	26,271	479,708
ANN, Inc. (b)	7,063	234,492
Ascena Retail Group, Inc. (b)	19,063	332,649
Barnes & Noble, Inc. (b)	5,605	89,456
Cabela's, Inc. (b)	6,960	450,730
Carter's, Inc.	7,650	566,635
Chico's FAS, Inc.	24,308	414,694
CST Brands, Inc. (b)	9,038	278,461
Dick's Sporting Goods, Inc.	15,012	751,501
Foot Locker, Inc.	22,495	790,249
Guess?, Inc.	9,161	284,266
Office Depot, Inc. (b)	42,854	165,845
Rent-A-Center, Inc.	8,649	324,770
Signet Jewelers, Ltd. (c)	12,119	817,184
Tractor Supply Co.	10,502	1,235,140
Williams-Sonoma, Inc.	12,868	719,193
		9,282,032
Textiles, Apparel & Luxury Goods (0.8%)
Deckers Outdoor Corp. (b)	5,170	261,137
Hanesbrands, Inc.	14,743	758,085
Under Armour, Inc. — Class A (b)	11,677	697,233
		1,716,455
Consumer Staples (4.1%)
Food & Staples Retailing (0.4%)
Harris Teeter Supermarkets, Inc.	7,392	346,389
SUPERVALU, Inc. (b)	30,010	186,662
United Natural Foods, Inc. (b)	7,357	397,205
		930,256
Food Products (2.5%)
Dean Foods Co. (b)	27,972	280,279
Flowers Foods, Inc.	25,783	568,515
Green Mountain Coffee Roasters, Inc. (b)	18,543	1,391,838
Hillshire Brands Co.	18,397	608,573
Ingredion, Inc.	11,608	761,717

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Lancaster Colony Corp.	2,881	$224,689
Post Holdings, Inc. (b)	4,929	215,200
Smithfield Foods, Inc. (b)	18,761	614,423
Tootsie Roll Industries, Inc.	3,103	98,613
WhiteWave Foods Co. Class A (b)	20,700	336,375
		5,100,222
Household Products (1.1%)
Church & Dwight Co., Inc.	20,741	1,279,927
Energizer Holdings, Inc.	9,368	941,578
		2,221,505
Tobacco (0.1%)
Universal Corp.	3,460	200,161
Energy (4.8%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc. (b)	8,592	447,214
CARBO Ceramics, Inc.	2,920	196,896
Dresser-Rand Group, Inc. (b)	11,430	685,571
Dril-Quip, Inc. (b)	5,496	496,234
Helix Energy Solutions Group, Inc. (b)	14,683	338,296
Oceaneering International, Inc.	16,200	1,169,640
Oil States International, Inc. (b)	8,284	767,430
Patterson-UTI Energy, Inc.	21,932	424,494
Superior Energy Services, Inc. (b)	23,867	619,110
Tidewater, Inc.	7,424	422,945
Unit Corp. (b)	6,532	278,132
		5,845,962
Oil, Gas & Consumable Fuels (2.0%)
Alpha Natural Resources, Inc. (b)	33,073	173,303
Arch Coal, Inc.	31,800	120,204
Bill Barrett Corp. (b)	7,308	147,768
Cimarex Energy Co.	12,987	844,025
Forest Oil Corp. (b)	17,858	73,039
HollyFrontier Corp.	30,449	1,302,608
Rosetta Resources, Inc. (b)	9,154	389,228
SM Energy Co.	9,898	593,682
World Fuel Services Corp.	10,886	435,222
		4,079,079
Financial (22.4%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc. (b)	7,909	1,296,601
Apollo Investment Corp.	33,675	260,645
Eaton Vance Corp.	18,192	683,837
Federated Investors, Inc. — Class B	14,080	385,933
Greenhill & Co., Inc.	3,961	181,176
Janus Capital Group, Inc.	28,448	242,092
Raymond James Financial, Inc.	16,987	730,101
SEI Investments Co.	20,139	572,552
Waddell & Reed Financial, Inc. — Class A	12,865	559,628
		4,912,565
	Shares	Value(a)
Commercial Banks (4.1%)
Associated Banc-Corp	25,130	$390,771
BancorpSouth, Inc.	12,453	220,418
Bank of Hawaii Corp.	6,706	337,446
Cathay General Bancorp	10,959	223,016
City National Corp.	7,121	451,258
Commerce Bancshares, Inc.	11,586	504,686
Cullen/Frost Bankers, Inc.	8,992	600,396
East West Bancorp, Inc.	20,404	561,110
First Horizon National Corp.	36,145	404,824
FirstMerit Corp.	24,812	496,984
Fulton Financial Corp.	29,241	335,687
Hancock Holding Co.	12,706	382,069
International Bancshares Corp.	8,126	183,485
Prosperity Bancshares, Inc.	7,045	364,860
Signature Bank (b)	7,081	587,865
SVB Financial Group (b)	6,809	567,326
Synovus Financial Corp.	118,875	347,115
TCF Financial Corp.	24,498	347,382
Trustmark Corp.	10,055	247,152
Valley National Bancorp	29,825	282,443
Webster Financial Corp.	13,509	346,911
Westamerica Bancorporation	4,034	184,313
		8,367,517
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	13,083	610,191
MSCI, Inc. (b)	18,070	601,189
		1,211,380
Diversified REIT's (0.3%)
Liberty Property Trust	17,991	664,947
Insurance (4.8%)
Alleghany Corp. (b)	2,558	980,507
American Financial Group, Inc.	11,354	555,324
Arthur J Gallagher & Co.	19,021	831,028
Aspen Insurance Holdings, Ltd. (c)	10,206	378,541
Brown & Brown, Inc.	17,640	568,714
Everest Re Group, Ltd. (c)	7,488	960,411
Fidelity National Financial, Inc. — Class A	32,025	762,515
First American Financial Corp.	16,209	357,246
HCC Insurance Holdings, Inc.	15,020	647,512
Kemper Corp.	8,041	275,404
Mercury General Corp.	5,402	237,472
Old Republic International Corp.	36,170	465,508
Primerica, Inc.	6,874	257,363
Protective Life Corp.	11,745	451,125
Reinsurance Group of America, Inc.	10,863	750,742
StanCorp Financial Group, Inc.	6,652	328,675
The Hanover Insurance Group, Inc.	6,595	322,693
WR Berkley Corp.	16,545	676,029
		9,806,809
Office REIT's (2.4%)
Alexandria Real Estate Equities, Inc.	10,557	693,806
BioMed Realty Trust, Inc.	27,917	564,761

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Corporate Office Properties Trust SBI	12,764	$325,482
Duke Realty Corp.	48,198	751,407
Highwoods Properties, Inc.	12,308	438,288
Kilroy Realty Corp.	11,290	598,483
Mack-Cali Realty Corp.	12,502	306,174
SL Green Realty Corp.	13,719	1,209,878
		4,888,279
Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc. (b)	6,486	257,819
Jones Lang LaSalle, Inc.	6,653	606,354
		864,173
Residential REIT's (2.2%)
American Campus Communities, Inc.	15,731	639,622
BRE Properties, Inc.	11,501	575,280
Camden Property Trust	12,728	880,014
Essex Property Trust, Inc.	5,701	906,003
Home Properties, Inc.	7,855	513,481
UDR, Inc.	37,501	955,901
		4,470,301
Retail REIT's (2.5%)
Equity One, Inc.	9,197	208,128
Federal Realty Investment Trust	9,785	1,014,509
National Retail Properties, Inc.	17,736	610,118
Realty Income Corp.	29,404	1,232,616
Regency Centers Corp.	13,726	697,418
Taubman Centers, Inc.	9,621	723,018
Weingarten Realty Investors	16,752	515,459
		5,001,266
Specialized REIT's (1.8%)
Extra Space Storage, Inc.	15,527	651,047
Hospitality Properties Trust	20,938	550,251
Omega Healthcare Investors, Inc.	17,404	539,872
Potlatch Corp.	6,009	243,004
Rayonier, Inc.	18,884	1,045,985
Senior Housing Properties Trust	28,128	729,359
		3,759,518
Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	12,239	131,936
First Niagara Financial Group, Inc.	52,994	533,650
New York Community Bancorp, Inc.	66,058	924,812
Washington Federal, Inc.	15,612	294,755
		1,885,153
Health Care (9.2%)
Biotechnology (1.5%)
United Therapeutics Corp. (b)	6,914	455,080
Vertex Pharmaceuticals, Inc. (b) (d)	33,175	2,649,687
		3,104,767
	Shares	Value(a)
Health Care Equipment & Supplies (2.4%)
Hill-Rom Holdings, Inc.	8,955	$301,605
Hologic, Inc. (b)	40,352	778,794
IDEXX Laboratories, Inc. (b)	8,103	727,487
Masimo Corp.	7,657	162,328
ResMed, Inc.	21,347	963,390
STERIS Corp.	8,775	376,272
Teleflex, Inc.	6,190	479,663
The Cooper Cos., Inc.	7,335	873,232
Thoratec Corp. (b)	8,558	267,951
		4,930,722
Health Care Providers & Services (3.4%)
Community Health Systems, Inc.	14,124	662,133
Health Management Associates, Inc. — Class A (b)	38,858	610,848
Health Net, Inc. (b)	11,811	375,826
Henry Schein, Inc. (b)	13,056	1,250,112
HMS Holdings Corp. (b)	13,051	304,088
LifePoint Hospitals, Inc. (b)	7,056	344,615
Mednax, Inc. (b)	7,511	687,858
Omnicare, Inc.	15,727	750,335
Owens & Minor, Inc.	9,492	321,114
Universal Health Services, Inc. — Class B	13,420	898,603
VCA Antech, Inc. (b)	13,257	345,875
WellCare Health Plans, Inc. (b)	6,516	361,964
		6,913,371
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	26,561	343,699
Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc. — Class A (b)	3,105	348,381
Charles River Laboratories International, Inc. (b)	7,346	301,406
Covance, Inc. (b)	8,390	638,815
Mettler-Toledo International, Inc. (b)	4,557	916,869
Techne Corp.	5,230	361,288
		2,566,759
Pharmaceuticals (0.5%)
Endo Pharmaceuticals Holdings, Inc. (b)	16,818	618,734
Mallinckrodt PLC (b) (c)	9,300	422,499
		1,041,233
Industrials (16.3%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.	4,820	396,831
BE Aerospace, Inc. (b)	15,705	990,671
Esterline Technologies Corp. (b)	4,680	338,317
Exelis, Inc.	28,184	388,657
Huntington Ingalls Industries, Inc.	7,479	422,414
Triumph Group, Inc.	7,730	611,830
		3,148,720

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Airlines (0.4%)
Alaska Air Group, Inc. (b)	10,529	$547,508
JetBlue Airways Corp. (b)	33,757	212,669
		760,177
Building Products (0.7%)
Fortune Brands Home & Security, Inc.	24,733	958,156
Lennox International, Inc.	6,913	446,165
		1,404,321
Commercial Services & Supplies (2.0%)
Clean Harbors, Inc. (b)	8,073	407,929
Copart, Inc. (b)	15,940	490,952
Corrections Corp. of America	17,263	584,698
Deluxe Corp.	7,636	264,587
Herman Miller, Inc.	8,705	235,644
HNI Corp.	6,747	243,364
Mine Safety Appliances Co.	4,709	219,204
Rollins, Inc.	9,829	254,571
RR Donnelley & Sons Co.	27,098	379,643
The Brink's Co.	7,111	181,402
Waste Connections, Inc.	18,511	761,543
		4,023,537
Construction & Engineering (0.9%)
Aecom Technology Corp. (b)	15,446	491,028
Granite Construction, Inc.	5,279	157,103
KBR, Inc.	22,086	717,795
URS Corp.	11,373	537,033
		1,902,959
Electrical Equipment (1.9%)
Acuity Brands, Inc.	6,428	485,443
AMETEK, Inc.	36,465	1,542,470
General Cable Corp.	7,431	228,503
Hubbell, Inc. — Class B	8,069	798,831
Regal-Beloit Corp.	6,722	435,854
Woodward Governor Co.	9,036	361,440
		3,852,541
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	9,555	595,372
Machinery (5.1%)
AGCO Corp.	14,584	731,971
CLARCOR, Inc.	7,457	389,330
Crane Co.	7,327	439,034
Donaldson Co., Inc.	20,278	723,113
Gardner Denver, Inc.	7,387	555,355
Graco, Inc.	9,143	577,929
Harsco Corp.	12,073	279,973
IDEX Corp.	12,361	665,145
ITT Corp.	13,470	396,153
Kennametal, Inc.	11,798	458,116
Lincoln Electric Holdings, Inc.	12,466	713,928
Nordson Corp.	8,461	586,432
Oshkosh Corp. (b)	13,131	498,584
SPX Corp.	7,012	504,724
Terex Corp. (b)	16,592	436,370
Timken Co.	11,937	671,814
Trinity Industries, Inc.	11,883	456,782
	Shares	Value(a)
Valmont Industries, Inc.	3,536	$505,966
Wabtec Corp.	14,446	771,850
		10,362,569
Marine (0.4%)
Kirby Corp. (b)	8,553	680,306
Matson, Inc.	6,339	158,475
		838,781
Professional Services (0.9%)
FTI Consulting, Inc. (b)	6,038	198,590
Manpower, Inc.	11,552	633,050
The Corporate Executive Board Co.	5,065	320,209
Tower Watson & Co. — Class A	8,483	695,097
		1,846,946
Road & Rail (1.2%)
Con-way, Inc.	8,468	329,913
Genesee & Wyoming, Inc. — Class A (b)	7,428	630,191
JB Hunt Transport Services, Inc.	13,604	982,753
Landstar System, Inc.	7,018	361,427
Werner Enterprises, Inc.	6,615	159,885
		2,464,169
Trading Companies & Distributors (0.9%)
GATX Corp.	6,985	331,299
MSC Industrial Direct Co. — Class A	7,013	543,227
United Rentals, Inc. (b)	14,120	704,729
Watsco, Inc.	4,440	372,782
		1,952,037
Transportation (0.1%)
UTi Worldwide, Inc. (c)	15,572	256,471
Information Technology (14.9%)
Communications Equipment (0.9%)
ADTRAN, Inc.	8,881	218,562
Ciena Corp. (b)	15,157	294,349
InterDigital, Inc.	6,196	276,651
Plantronics, Inc.	6,486	284,865
Polycom, Inc. (b)	25,850	272,459
Riverbed Technology, Inc. (b)	24,453	380,489
Tellabs, Inc.	50,083	99,164
		1,826,539
Computers & Peripherals (1.0%)
3D Systems Corp. (b)	13,889	609,727
Diebold, Inc.	9,548	321,672
Lexmark International, Inc. — Class A	9,394	287,175
NCR Corp. (b)	24,603	811,653
		2,030,227
Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc. (b)	15,684	625,007
Avnet, Inc. (b) (d)	20,488	688,397
Ingram Micro, Inc. — Class A (b)	22,825	433,447

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Itron, Inc. (b)	5,893	$250,040
National Instruments Corp.	14,212	397,083
Tech Data Corp. (b)	5,650	266,058
Trimble Navigation, Ltd. (b) (d)	38,286	995,819
Vishay Intertechnology, Inc. (b)	19,711	273,786
		3,929,637
Internet Software & Services (1.3%)
AOL, Inc. (b)	11,607	423,423
Equinix, Inc. (b)	7,388	1,364,711
Monster Worldwide, Inc. (b)	17,460	85,729
Rackspace Hosting, Inc. (b)	16,577	628,103
ValueClick, Inc. (b)	10,662	263,138
		2,765,104
IT Services (3.1%)
Acxiom Corp. (b)	10,996	249,389
Alliance Data Systems Corp. (b)	7,370	1,334,191
Broadridge Financial Solutions, Inc.	18,164	482,799
Convergys Corp.	15,742	274,383
CoreLogic, Inc. (b)	14,308	331,516
DST Systems, Inc.	4,524	295,553
Gartner, Inc. — Class A (b)	14,033	799,741
Global Payments, Inc.	11,594	537,034
Jack Henry & Associates, Inc.	12,850	605,621
Lender Processing Services, Inc.	12,694	410,651
Mantech International Corp. — Class A	3,470	90,636
NeuStar, Inc. — Class A (b)	9,900	481,932
WEX, Inc. (b)	5,840	447,928
		6,341,374
Office Electronics (0.2%)
Zebra Technologies Corp. — Class A (b)	7,595	329,927
Semiconductors & Semiconductor Equipment (2.1%)
Atmel Corp. (b)	64,225	472,054
Cree, Inc. (b)	17,670	1,128,406
Cypress Semiconductor Corp. (b)	20,185	216,585
Fairchild Semiconductor International, Inc. (b)	19,030	262,614
Integrated Device Technology, Inc. (b)	22,107	175,529
International Rectifier Corp. (b)	10,372	217,190
Intersil Corp. — Class A	18,985	148,463
RF Micro Devices, Inc. (b)	42,143	225,465
Semtech Corp. (b)	10,113	354,258
Silicon Laboratories, Inc. (b)	5,804	240,344
Skyworks Solutions, Inc. (b)	28,648	627,105
SunEdison, Inc. (b)	34,667	283,229
		4,351,242
Software (4.4%)
ACI Worldwide, Inc. (b)	5,993	278,555
Advent Software, Inc. (b)	4,851	170,076
ANSYS, Inc. (b)	14,026	1,025,301
	Shares	Value(a)
Cadence Design Systems, Inc. (b)	42,404	$614,010
CommVault Systems, Inc. (b)	6,500	493,285
Compuware Corp.	31,895	330,113
Concur Technologies, Inc. (b)	6,911	562,417
Factset Research Systems, Inc.	6,081	619,897
Fair Isaac Corp.	5,383	246,703
Informatica Corp. (b)	16,194	566,466
Mentor Graphics Corp.	14,195	277,512
MICROS Systems, Inc. (b)	11,786	508,566
PTC, Inc. (b)	17,868	438,302
Rovi Corp. (b)	15,438	352,604
Solarwinds, Inc. (b)	9,191	356,703
Solera Holdings, Inc.	10,312	573,863
Synopsys, Inc. (b)	23,015	822,786
TIBCO Software, Inc. (b)	23,273	498,042
VeriFone Systems, Inc. (b)	16,186	272,087
		9,007,288
Materials (6.7%)
Chemicals (2.7%)
Albemarle Corp.	13,163	819,923
Ashland, Inc.	11,034	921,339
Cabot Corp.	8,987	336,294
Cytec Industries, Inc.	6,307	461,988
Intrepid Potash, Inc.	7,968	151,790
Minerals Technologies, Inc.	5,166	213,562
NewMarket Corp.	1,633	428,760
Olin Corp.	11,986	286,705
RPM International, Inc.	19,792	632,157
Sensient Technologies Corp.	7,463	302,028
The Scotts Miracle-Gro Co. — Class A	5,820	281,164
Valspar Corp.	12,246	791,949
		5,627,659
Construction Materials (0.6%)
Eagle Materials, Inc.	7,040	466,541
Martin Marietta Materials, Inc.	6,873	676,441
		1,142,982
Containers & Packaging (1.7%)
Aptargroup, Inc.	9,952	549,450
Greif, Inc. — Class A	4,594	241,966
Packaging Corp. of America	14,725	720,936
Rock-Tenn Co. — Class A	10,790	1,077,705
Silgan Holdings, Inc.	6,750	316,980
Sonoco Products Co.	15,103	522,111
		3,429,148
Metals & Mining (1.4%)
Carpenter Technology Corp.	6,673	300,752
Commercial Metals Co.	17,456	257,825
Compass Minerals International, Inc.	5,056	427,384
Reliance Steel & Aluminum Co.	11,472	752,104
Royal Gold, Inc.	9,740	409,859
Steel Dynamics, Inc.	33,007	492,135
Worthington Industries, Inc.	7,930	251,460
		2,891,519
See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Paper & Forest Products (0.3%)
Domtar Corp. (c)	5,036	$334,894
Louisiana-Pacific Corp. (b)	20,836	308,164
		643,058
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc. (b)	22,524	633,825
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	15,001	369,775
Utilities (5.3%)
Electric Utilities (1.7%)
Cleco Corp.	9,023	418,938
Great Plains Energy, Inc.	23,030	519,096
Hawaiian Electric Industries, Inc.	14,765	373,702
IDACORP, Inc.	7,476	357,054
NV Energy, Inc.	35,232	826,543
PNM Resources, Inc.	11,932	264,771
Westar Energy, Inc.	18,981	606,633
		3,366,737
Gas Utilities (1.7%)
Atmos Energy Corp.	13,521	555,172
Energen Corp.	10,796	564,199
National Fuel Gas Co.	12,484	723,448
Questar Corp.	26,216	625,252
UGI Corp.	17,089	668,351
WGL Holdings, Inc.	7,719	333,615
		3,470,037
Multi-Utilities (1.6%)
Alliant Energy Corp.	16,664	840,199
Black Hills Corp.	6,675	325,406
MDU Resources Group, Inc.	28,281	732,761
OGE Energy Corp.	14,903	1,016,384
Vectren Corp.	12,295	415,940
		3,330,690
Water Utilities (0.3%)
Aqua America, Inc.	21,008	657,340
Total common stocks (cost: $139,788,028)		199,826,224
Short-Term Securities (2.8%)
Investment Companies (2.8%)
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	500,000	500,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	650,000	650,000
	Shares	Value(a)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	4,659,122	$4,659,122
Total short-term securities (cost: $5,809,122)		5,809,122
Total investments in securities (cost: $145,597,150) (e)		205,635,346
Liabilities in excess of cash and other assets (-0.3%)		(543,916)
Total net assets (100.0%)		$205,091,430

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The Fund held 1.5% of net assets in foreign securities at June 30, 2013.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2013, securities with an aggregate market value of $2,703,540 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	September 2013	47	Long	$(16,636)
		47		$(16,636)

(e)  At June 30, 2013 the cost of securities for federal income tax purposes was $146,223,324. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$67,179,087
Gross unrealized depreciation	(7,767,065)
Net unrealized appreciation	$59,412,022

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities

June 30, 2013
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.0%)
Consumer Discretionary (12.0%)
Auto Components (0.4%)
BorgWarner, Inc. (b)	3,964	$341,499
Delphi Automotive PLC (c)	9,930	503,352
Johnson Controls, Inc.	23,408	837,772
The Goodyear Tire & Rubber Co. (b)	8,394	128,344
		1,810,967
Automobiles (0.7%)
Ford Motor Co.	134,646	2,082,974
General Motors Co. (b)	26,366	878,251
Harley-Davidson, Inc.	7,634	418,496
		3,379,721
Distributors (0.1%)
Genuine Parts Co.	5,297	413,537
Diversified Consumer Services (0.1%)
Apollo Group, Inc. — Class A (b)	3,426	60,709
H&R Block, Inc.	9,280	257,520
		318,229
Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	15,196	521,071
Chipotle Mexican Grill, Inc. (b)	1,050	382,567
Darden Restaurants, Inc.	4,424	223,323
International Game Technology	8,918	149,020
Marriott International, Inc. — Class A	8,205	331,236
McDonald's Corp.	34,303	3,395,997
Starbucks Corp.	25,631	1,678,574
Starwood Hotels & Resorts Worldwide, Inc.	6,626	418,697
Wyndham Worldwide Corp.	4,673	267,436
Wynn Resorts, Ltd.	2,767	354,176
Yum! Brands, Inc.	15,418	1,069,084
		8,791,181
Household Durables (0.4%)
DR Horton, Inc.	9,562	203,479
Garmin, Ltd. (c)	3,746	135,455
Harman International Industries, Inc.	2,323	125,907
Leggett & Platt, Inc.	4,883	151,813
Lennar Corp. — Class A	5,647	203,518
Newell Rubbermaid, Inc.	9,797	257,171
PulteGroup, Inc. (b)	11,637	220,754
Stanley Black & Decker, Inc.	5,581	431,411
Whirlpool Corp.	2,686	307,171
		2,036,679
Internet & Catalog Retail (1.1%)
Amazon.com, Inc. (b)	12,539	3,481,955
Expedia, Inc.	3,195	192,179
Netflix, Inc. (b)	2,006	423,446
	Shares	Value(a)
priceline.com, Inc. (b)	1,782	$1,473,946
TripAdvisor, Inc. (b)	3,764	229,115
		5,800,641
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,919	175,689
Mattel, Inc.	11,784	533,933
		709,622
Media (3.7%)
Cablevision Systems Corp.	7,337	123,408
CBS Corp. — Class B	19,544	955,115
Comcast Corp. — Class A	90,190	3,777,157
DIRECTV (b)	19,131	1,178,852
Discovery Communications, Inc. (b)	8,389	647,715
Gannett Co., Inc.	7,760	189,810
Interpublic Group of Cos., Inc.	14,672	213,478
News Corp. — Class A	68,176	2,222,537
Omnicom Group, Inc.	8,842	555,896
Scripps Networks Interactive, Inc. — Class A	2,943	196,475
The McGraw-Hill Cos., Inc.	9,388	499,348
The Walt Disney Co.	61,659	3,893,766
The Washington Post Co. — Class B	170	82,241
Time Warner Cable, Inc. — Class A	9,966	1,120,976
Time Warner, Inc.	31,876	1,843,070
Viacom, Inc. — Class B	15,280	1,039,804
		18,539,648
Multiline Retail (0.8%)
Dollar General Corp. (b)	10,244	516,605
Dollar Tree, Inc. (b)	7,666	389,739
Family Dollar Stores, Inc.	3,299	205,560
JC Penney Co., Inc. (b)	4,874	83,248
Kohl's Corp.	6,978	352,459
Macy's, Inc.	13,140	630,720
Nordstrom, Inc.	5,121	306,953
Target Corp.	21,979	1,513,474
		3,998,758
Specialty Retail (2.2%)
Abercrombie & Fitch Co. — Class A	2,621	118,600
AutoNation, Inc. (b)	1,250	54,237
AutoZone, Inc. (b)	1,242	526,223
Bed Bath & Beyond, Inc. (b)	7,487	530,828
Best Buy Co., Inc.	9,098	248,648
CarMax, Inc. (b)	7,691	355,017
GameStop Corp. — Class A	4,045	170,011
Home Depot, Inc.	50,033	3,876,057
L Brands, Inc.	8,187	403,210
Lowe's Cos., Inc.	36,731	1,502,298
O'Reilly Automotive, Inc. (b)	3,807	428,744
PetSmart, Inc.	3,539	237,078
Ross Stores, Inc.	7,507	486,529
Staples, Inc.	22,739	360,641
The Gap, Inc.	9,931	414,421
Tiffany & Co.	4,076	296,896

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
TJX Cos., Inc.	24,652	$1,234,079
Urban Outfitters, Inc. (b)	3,743	150,543
		11,394,060
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	9,604	548,292
Fossil Group, Inc. (b)	1,813	187,301
NIKE, Inc. — Class B	24,818	1,580,410
PVH Corp.	2,776	347,139
Ralph Lauren Corp.	2,141	371,977
VF Corp.	3,058	590,378
		3,625,497
Consumer Staples (10.2%)
Beverages (2.3%)
Beam, Inc.	5,484	346,095
Brown-Forman Corp. — Class B	5,184	350,179
Coca-Cola Enterprises, Inc.	8,822	310,182
Constellation Brands, Inc. — Class A (b)	5,214	271,754
Dr Pepper Snapple Group, Inc.	6,965	319,902
Molson Coors Brewing Co. — Class B	5,338	255,477
Monster Beverage Corp. (b)	4,926	299,353
PepsiCo, Inc.	52,966	4,332,089
The Coca-Cola Co.	131,109	5,258,782
		11,743,813
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	15,002	1,658,771
CVS Caremark Corp.	41,936	2,397,901
Safeway, Inc.	8,196	193,917
Sysco Corp.	20,327	694,370
The Kroger Co.	17,734	612,533
Wal-Mart Stores, Inc.	56,114	4,179,932
Walgreen Co.	29,531	1,305,270
Whole Foods Market, Inc.	11,790	606,949
		11,649,643
Food Products (1.6%)
Archer-Daniels-Midland Co.	22,528	763,924
Campbell Soup Co.	6,030	270,084
ConAgra Foods, Inc.	14,275	498,626
General Mills, Inc.	22,018	1,068,534
Hormel Foods Corp.	4,598	177,391
Kellogg Co.	8,691	558,223
Kraft Foods Group, Inc.	20,369	1,138,016
McCormick & Co., Inc.	4,538	319,294
Mead Johnson Nutrition Co.	6,927	548,826
Mondelez International, Inc. — Class A	61,118	1,743,696
The Hershey Co.	5,135	458,453
The JM Smucker Co.	3,669	378,457
Tyson Foods, Inc. — Class A	9,702	249,147
		8,172,671
Household Products (2.1%)
Clorox Co.	4,479	372,384
Colgate-Palmolive Co.	29,976	1,717,325
Kimberly-Clark Corp.	13,159	1,278,265
The Procter & Gamble Co.	93,873	7,227,283
		10,595,257
	Shares	Value(a)
Personal Care (0.2%)
Avon Products, Inc.	14,787	$310,971
The Estee Lauder Cos., Inc. — Class A	8,200	539,314
		850,285
Tobacco (1.7%)
Altria Group, Inc.	68,752	2,405,632
Lorillard, Inc.	12,876	562,424
Philip Morris International, Inc.	56,017	4,852,193
Reynolds American, Inc.	10,904	527,426
		8,347,675
Energy (10.2%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	15,113	697,163
Cameron International Corp. (b)	8,478	518,514
Diamond Offshore Drilling, Inc.	2,396	164,821
Ensco PLC Class A (c)	7,951	462,112
FMC Technologies, Inc. (b)	8,132	452,790
Halliburton Co.	31,875	1,329,825
Helmerich & Payne, Inc.	3,635	227,006
Nabors Industries, Ltd. (c)	10,090	154,478
National Oilwell Varco, Inc.	14,594	1,005,526
Noble Corp. (c)	8,644	324,841
Rowan Cos. PLC (b)	4,250	144,797
Schlumberger, Ltd.	45,536	3,263,110
		8,744,983
Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	17,223	1,479,972
Apache Corp.	13,401	1,123,406
Cabot Oil & Gas Corp. — Class A	7,198	511,202
Chesapeake Energy Corp.	17,711	360,950
Chevron Corp.	66,455	7,864,285
ConocoPhillips	41,877	2,533,559
Consol Energy, Inc.	7,803	211,461
Denbury Resources, Inc. (b)	12,775	221,263
Devon Energy Corp.	12,916	670,082
EOG Resources, Inc.	9,295	1,223,966
EQT Corp.	5,149	408,676
Exxon Mobil Corp.	152,291	13,759,492
Hess Corp.	10,264	682,453
Kinder Morgan, Inc.	21,610	824,422
Marathon Oil Corp.	24,208	837,113
Marathon Petroleum Corp.	11,124	790,472
Murphy Oil Corp.	6,196	377,274
Newfield Exploration Co. (b)	4,625	110,491
Noble Energy, Inc.	12,284	737,531
Occidental Petroleum Corp.	27,554	2,458,643
Peabody Energy Corp.	9,223	135,025
Phillips 66	21,160	1,246,536
Pioneer Natural Resources Co.	4,678	677,141
QEP Resources, Inc.	6,107	169,653
Range Resources Corp.	5,570	430,672
Southwestern Energy Co. (b)	12,008	438,652
Spectra Energy Corp.	22,855	787,583
Tesoro Corp.	4,600	240,672
The Williams Cos., Inc.	23,313	756,973
Valero Energy Corp.	18,679	649,469
WPX Energy, Inc. (b)	6,846	129,663
		42,848,752

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Financial (16.0%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	6,860	$554,837
BlackRock, Inc.	4,311	1,107,280
E*Trade Financial Corp. (b)	9,761	123,574
Franklin Resources, Inc.	4,731	643,511
Invesco, Ltd.	15,229	484,282
Legg Mason, Inc.	3,818	118,396
Morgan Stanley	46,962	1,147,282
Northern Trust Corp.	7,444	431,008
State Street Corp.	15,628	1,019,102
T Rowe Price Group, Inc.	8,860	648,109
The Bank of New York Mellon Corp.	39,700	1,113,585
The Charles Schwab Corp.	37,702	800,413
The Goldman Sachs Group, Inc.	14,762	2,232,752
		10,424,131
Commercial Banks (2.8%)
BB&T Corp.	23,939	811,053
Comerica, Inc.	6,319	251,686
Fifth Third Bancorp	29,941	540,435
Huntington Bancshares, Inc.	28,702	226,172
KeyCorp	31,502	347,782
M&T Bank Corp.	4,183	467,450
PNC Financial Services Group, Inc.	18,176	1,325,394
Regions Financial Corp.	48,348	460,756
SunTrust Banks, Inc.	18,435	581,993
US Bancorp	63,351	2,290,139
Wells Fargo & Co.	168,706	6,962,497
Zions Bancorporation	6,300	181,944
		14,447,301
Consumer Finance (1.0%)
American Express Co.	32,737	2,447,418
Capital One Financial Corp.	20,017	1,257,268
Discover Financial Services	16,797	800,209
SLM Corp.	15,214	347,792
		4,852,687
Diversified Financial Services (3.7%)
Bank of America Corp.	369,234	4,748,349
Citigroup, Inc.	104,220	4,999,434
CME Group, Inc.	10,498	797,638
IntercontinentalExchange, Inc. (b)	2,525	448,844
JPMorgan Chase & Co.	129,456	6,833,985
Leucadia National Corp.	10,033	263,065
Moody's Corp.	6,628	403,844
NYSE Euronext	8,312	344,117
The NASDAQ OMX Group, Inc.	4,023	131,914
		18,971,190
Diversified REIT's (0.1%)
Vornado Realty Trust	5,794	480,033
Industrial REIT's (0.1%)
ProLogis, Inc.	17,064	643,654
	Shares	Value(a)
Insurance (4.3%)
ACE, Ltd. (c)	11,707	$1,047,542
Aflac, Inc.	16,000	929,920
American International Group, Inc. (b)	50,501	2,257,395
Aon PLC (c)	10,558	679,407
Assurant, Inc.	2,595	132,112
Berkshire Hathaway, Inc. — Class B (b)	62,492	6,994,105
Chubb Corp.	8,927	755,671
Cincinnati Financial Corp.	5,025	230,648
Genworth Financial, Inc. — Class A (b)	16,854	192,304
Hartford Financial Services Group, Inc.	15,614	482,785
Lincoln National Corp.	9,186	335,013
Loews Corp.	10,490	465,756
Marsh & McLennan Cos., Inc.	18,858	752,811
MetLife, Inc.	37,509	1,716,412
Principal Financial Group, Inc.	9,434	353,303
Prudential Financial, Inc.	16,006	1,168,918
The Allstate Corp.	16,051	772,374
The Progressive Corp.	18,905	480,565
The Travelers Cos., Inc.	12,928	1,033,206
Torchmark Corp.	3,203	208,643
Unum Group	9,129	268,119
XL Group PLC (c)	9,922	300,835
		21,557,844
Office REIT's (0.1%)
Boston Properties, Inc.	5,187	547,073
Real Estate Services (0.0%)
CBRE Group, Inc. (b)	10,305	240,725
Residential REIT's (0.3%)
Apartment Investment & Management Co. — Class A	4,988	149,840
AvalonBay Communities, Inc.	4,141	558,662
Equity Residential	10,958	636,221
		1,344,723
Retail REIT's (0.4%)
Kimco Realty Corp.	13,952	298,991
Simon Property Group, Inc.	10,630	1,678,690
The Macerich Co.	4,700	286,559
		2,264,240
Specialized REIT's (1.0%)
American Tower Corp.	13,515	988,893
HCP, Inc.	15,508	704,683
Health Care REIT, Inc.	9,742	653,006
Host Hotels & Resorts, Inc.	25,507	430,303
Plum Creek Timber Co., Inc.	5,552	259,112
Public Storage	4,939	757,297
Ventas, Inc.	9,986	693,628
Weyerhaeuser Co.	18,757	534,406
		5,021,328
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,261	148,951
People's United Financial, Inc.	11,585	172,616
		321,567

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Health Care (12.3%)
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc. (b)	6,677	$615,886
Amgen, Inc.	25,701	2,535,661
Biogen Idec, Inc. (b)	8,184	1,761,197
Celgene Corp. (b)	14,324	1,674,619
Gilead Sciences, Inc. (b)	52,244	2,675,415
Regeneron Pharmaceuticals, Inc. (b)	2,630	591,434
		9,854,212
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	18,562	1,285,790
Becton Dickinson and Co.	6,634	655,638
Boston Scientific Corp. (b)	46,207	428,339
CareFusion Corp. (b)	7,514	276,891
Covidien PLC (c)	16,147	1,014,677
CR Bard, Inc.	2,569	279,199
DENTSPLY International, Inc.	4,886	200,131
Edwards Lifesciences Corp. (b)	3,903	262,282
Intuitive Surgical, Inc. (b)	1,435	726,942
Medtronic, Inc.	34,596	1,780,656
St Jude Medical, Inc.	9,676	441,516
Stryker Corp.	9,792	633,347
Varian Medical Systems, Inc. (b)	3,732	251,723
Zimmer Holdings, Inc.	5,793	434,127
		8,671,258
Health Care Providers & Services (2.0%)
Aetna, Inc.	12,908	820,174
AmerisourceBergen Corp.	7,873	439,550
Cardinal Health, Inc.	11,659	550,305
Cigna Corp.	9,781	709,025
DaVita HealthCare Partners, Inc. (b)	2,887	348,750
Express Scripts Holding Co. (b)	27,998	1,727,197
Humana, Inc.	5,417	457,086
Laboratory Corp. of America Holdings (b)	3,184	318,718
McKesson Corp.	7,762	888,749
Patterson Cos., Inc.	2,865	107,724
Quest Diagnostics, Inc.	5,412	328,129
Tenet Healthcare Corp. (b)	3,467	159,829
UnitedHealth Group, Inc.	34,936	2,287,609
WellPoint, Inc.	10,288	841,970
		9,984,815
Health Care Technology (0.1%)
Cerner Corp. (b)	5,007	481,123
Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	11,768	503,199
Life Technologies Corp. (b)	5,885	435,549
PerkinElmer, Inc.	3,790	123,175
Thermo Fisher Scientific, Inc.	12,333	1,043,742
Waters Corp. (b)	2,937	293,847
		2,399,512
Pharmaceuticals (6.1%)
Abbott Laboratories	53,392	1,862,313
AbbVie, Inc.	54,243	2,242,406
	Shares	Value(a)
Actavis, Inc. (b)	4,372	$551,834
Allergan, Inc.	10,152	855,204
Bristol-Myers Squibb Co.	56,258	2,514,170
Eli Lilly & Co.	33,955	1,667,870
Forest Laboratories, Inc. (b)	8,015	328,615
Hospira, Inc. (b)	5,658	216,758
Johnson & Johnson	96,206	8,260,247
Merck & Co., Inc.	103,387	4,802,326
Mylan, Inc. (b)	13,052	405,003
Perrigo Co.	3,062	370,502
Pfizer, Inc.	228,709	6,406,139
Zoetis, Inc.	17,120	528,837
		31,012,224
Industrials (9.8%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	11,364	890,142
Honeywell International, Inc.	26,948	2,138,054
L-3 Communications Holdings, Inc.	3,082	264,251
Lockheed Martin Corp.	9,158	993,277
Northrop Grumman Corp.	8,011	663,311
Precision Castparts Corp.	5,010	1,132,310
Raytheon Co.	11,129	735,849
Rockwell Collins, Inc.	4,671	296,188
The Boeing Co.	23,387	2,395,764
United Technologies Corp.	28,968	2,692,286
		12,201,432
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,509	310,212
Expeditors International of Washington, Inc.	7,063	268,464
FedEx Corp.	10,103	995,954
United Parcel Service, Inc. — Class B	24,335	2,104,491
		3,679,121
Airlines (0.1%)
Southwest Airlines Co.	24,739	318,886
Building Products (0.0%)
Masco Corp.	12,197	237,720
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,424	146,410
Cintas Corp.	3,584	163,215
Iron Mountain, Inc.	5,723	152,289
Pitney Bowes, Inc.	6,887	101,101
Republic Services, Inc.	10,070	341,776
Stericycle, Inc. (b)	2,951	325,879
The ADT Corp. (b)	7,442	296,564
Waste Management, Inc.	14,958	603,256
		2,130,490
Construction & Engineering (0.2%)
Fluor Corp.	5,558	329,645
Jacobs Engineering Group, Inc. (b)	4,459	245,825
Quanta Services, Inc. (b)	7,194	190,353
		765,823

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Electrical Equipment (0.6%)
Eaton Corp. PLC (c)	16,215	$1,067,109
Emerson Electric Co.	24,600	1,341,684
Rockwell Automation, Inc.	4,782	397,575
Roper Industries, Inc.	3,399	422,224
		3,228,592
Industrial Conglomerates (2.3%)
3M Co.	21,814	2,385,361
General Electric Co.	354,155	8,212,854
Textron, Inc.	9,516	247,892
Tyco International, Ltd. (c)	15,841	521,961
		11,368,068
Machinery (1.9%)
Caterpillar, Inc.	22,519	1,857,592
Cummins, Inc.	6,039	654,990
Danaher Corp.	19,933	1,261,759
Deere & Co.	13,325	1,082,656
Dover Corp.	5,860	455,088
Flowserve Corp.	4,914	265,405
Illinois Tool Works, Inc.	14,207	982,698
Ingersoll-Rand PLC (c)	9,527	528,939
Joy Global, Inc.	3,633	176,310
PACCAR, Inc.	12,091	648,803
Pall Corp.	3,800	252,434
Parker Hannifin Corp.	5,102	486,731
Pentair, Ltd. (c)	6,951	401,003
Snap-On, Inc.	2,038	182,156
Xylem, Inc.	6,268	168,860
		9,405,424
Professional Services (0.1%)
Dun & Bradstreet Corp.	1,339	130,485
Equifax, Inc.	4,120	242,792
Robert Half International, Inc.	4,773	158,607
		531,884
Road & Rail (0.9%)
CSX Corp.	34,918	809,749
Kansas City Southern	3,770	399,469
Norfolk Southern Corp.	10,758	781,569
Ryder System, Inc.	1,760	106,990
Union Pacific Corp.	16,053	2,476,657
		4,574,434
Trading Companies & Distributors (0.2%)
Fastenal Co.	9,233	423,333
WW Grainger, Inc.	2,055	518,230
		941,563
Information Technology (17.3%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	183,046	4,449,848
F5 Networks, Inc. (b)	2,742	188,650
Harris Corp.	3,753	184,835
JDS Uniphase Corp. (b)	8,043	115,659
Juniper Networks, Inc. (b)	17,339	334,816
Motorola Solutions, Inc.	9,304	537,120
QUALCOMM, Inc.	59,179	3,614,653
		9,425,581
	Shares	Value(a)
Computers & Peripherals (3.6%)
Apple, Inc. (d)	32,223	$12,762,886
Dell, Inc.	50,268	671,078
EMC Corp.	71,887	1,697,971
Hewlett-Packard Co.	66,054	1,638,139
NetApp, Inc.	12,328	465,752
SanDisk Corp. (b)	8,372	511,529
Western Digital Corp.	7,287	452,450
		18,199,805
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. — Class A	5,462	425,708
Corning, Inc.	50,522	718,928
FLIR Systems, Inc.	4,858	131,020
Jabil Circuit, Inc.	6,292	128,231
Molex, Inc.	4,735	138,925
Seagate Technology PLC (c)	10,925	489,768
TE Connectivity, Ltd. (c)	14,228	647,943
		2,680,523
Internet Software & Services (2.3%)
Akamai Technologies, Inc. (b)	6,084	258,874
eBay, Inc. (b)	40,015	2,069,576
Google, Inc. — Class A (b)	9,235	8,130,217
VeriSign, Inc. (b)	5,118	228,570
Yahoo!, Inc. (b)	32,631	819,364
		11,506,601
IT Services (3.5%)
Accenture PLC Class A (c)	22,266	1,602,262
Automatic Data Processing, Inc.	16,591	1,142,456
Cognizant Technology Solutions Corp. — Class A (b)	10,323	646,323
Computer Sciences Corp.	5,145	225,197
Fidelity National Information Services, Inc.	10,029	429,642
Fiserv, Inc. (b)	4,566	399,114
International Business Machines Corp.	35,699	6,822,436
Mastercard, Inc. — Class A	3,612	2,075,094
Paychex, Inc.	11,073	404,386
SAIC, Inc.	9,706	135,205
Teradata Corp. (b)	5,571	279,831
The Western Union Co.	19,081	326,476
Total System Services, Inc.	5,496	134,542
Visa, Inc. — Class A	17,359	3,172,357
		17,795,321
Office Electronics (0.1%)
Xerox Corp.	42,056	381,448
Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc. (b)	20,762	84,709
Altera Corp.	10,937	360,812
Analog Devices, Inc.	10,566	476,104
Applied Materials, Inc.	41,155	613,621
Broadcom Corp. — Class A	17,906	604,506
First Solar, Inc. (b)	2,275	101,761
Intel Corp.	170,259	4,123,673
KLA-Tencor Corp.	5,683	316,714

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Lam Research Corp. (b)	5,553	$246,220
Linear Technology Corp.	7,955	293,062
LSI Corp. (b)	18,805	134,268
Microchip Technology, Inc.	6,682	248,904
Micron Technology, Inc. (b)	35,281	505,577
NVIDIA Corp.	19,774	277,429
Teradyne, Inc. (b)	6,510	114,381
Texas Instruments, Inc.	37,989	1,324,676
Xilinx, Inc.	8,947	354,391
		10,180,808
Software (3.4%)
Adobe Systems, Inc. (b)	17,191	783,222
Autodesk, Inc. (b)	7,686	260,863
BMC Software, Inc. (b)	4,496	202,949
CA, Inc.	11,285	323,090
Citrix Systems, Inc. (b)	6,376	384,664
Electronic Arts, Inc. (b)	10,365	238,084
Intuit, Inc.	9,530	581,616
Microsoft Corp.	257,427	8,888,954
Oracle Corp.	125,847	3,866,020
Red Hat, Inc. (b)	6,494	310,543
Salesforce.com, Inc. (b)	18,589	709,728
Symantec Corp.	23,860	536,134
		17,085,867
Materials (3.2%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	7,102	650,330
Airgas, Inc.	2,249	214,690
CF Industries Holdings, Inc.	2,038	349,517
Eastman Chemical Co.	5,266	368,673
Ecolab, Inc.	9,180	782,044
EI du Pont de Nemours & Co.	31,526	1,655,115
FMC Corp.	4,609	281,426
International Flavors & Fragrances, Inc.	2,790	209,696
LyondellBasell Industries NV Class A (c)	12,988	860,585
Monsanto Co.	18,328	1,810,806
PPG Industries, Inc.	4,886	715,359
Praxair, Inc.	10,132	1,166,801
Sigma-Aldrich Corp.	4,120	331,083
The Dow Chemical Co.	41,429	1,332,771
The Mosaic Co.	9,465	509,312
The Sherwin-Williams Co.	2,972	524,855
		11,763,063
Construction Materials (0.1%)
Vulcan Materials Co.	4,442	215,037
Containers & Packaging (0.1%)
Ball Corp.	5,011	208,157
Bemis Co., Inc.	3,523	137,890
Owens-Illinois, Inc. (b)	5,612	155,958
Sealed Air Corp.	6,656	159,411
		661,416
Metals & Mining (0.5%)
Alcoa, Inc.	36,579	286,048
Allegheny Technologies, Inc.	3,676	96,716
Cliffs Natural Resources, Inc.	5,182	84,207
	Shares	Value(a)
Freeport-McMoRan Copper & Gold, Inc.	35,521	$980,735
Newmont Mining Corp.	16,992	508,910
Nucor Corp.	10,867	470,758
United States Steel Corp.	4,935	86,511
		2,513,885
Paper & Forest Products (0.2%)
International Paper Co.	15,236	675,107
MeadWestvaco Corp.	6,009	204,967
		880,074
Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	184,268	6,523,087
CenturyLink, Inc.	20,860	737,401
Frontier Communications Corp.	34,148	138,300
Verizon Communications, Inc.	97,995	4,933,068
Windstream Corp.	20,302	156,529
		12,488,385
Wireless Telecommunication Services (0.3%)
Crown Castle International Corp. (b)	10,028	725,927
Sprint Nextel Corp. (b)	103,368	725,643
		1,451,570
Utilities (3.2%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	16,613	743,930
Duke Energy Corp.	24,204	1,633,770
Edison International	11,145	536,743
Entergy Corp.	6,092	424,491
Exelon Corp.	29,248	903,178
FirstEnergy Corp.	14,306	534,186
NextEra Energy, Inc.	14,499	1,181,379
Northeast Utilities	10,752	451,799
Pepco Holdings, Inc.	8,490	171,158
Pinnacle West Capital Corp.	3,754	208,234
PPL Corp.	20,287	613,885
Southern Co.	29,825	1,316,177
		8,718,930
Gas Utilities (0.1%)
AGL Resources, Inc.	4,032	172,812
ONEOK, Inc.	7,010	289,583
		462,395
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	10,954	292,472
The AES Corp.	21,173	253,864
		546,336
Multi-Utilities (1.3%)
Ameren Corp.	8,299	285,818
CenterPoint Energy, Inc.	14,629	343,635
CMS Energy Corp.	9,059	246,133
Consolidated Edison, Inc.	10,018	584,150
Dominion Resources, Inc.	19,814	1,125,831

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
DTE Energy Co.	5,902	$395,493
Integrys Energy Group, Inc.	2,710	158,616
NiSource, Inc.	10,644	304,844
PG&E Corp.	15,144	692,535
Public Service Enterprise Group, Inc.	17,307	565,247
SCANA Corp.	4,758	233,618
Sempra Energy	7,739	632,741
TECO Energy, Inc.	6,985	120,072
Wisconsin Energy Corp.	7,833	321,075
Xcel Energy, Inc.	17,030	482,630
		6,492,438
Total common stocks (cost: $199,204,004)		490,124,179
Short-Term Securities (2.7%)
Investment Companies (2.7%)
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	1,400,000	1,400,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	12,159,442	12,159,442
Total short-term securities (cost: $13,559,442)		13,559,442
Total investments in securities (cost: $212,763,446) (e)		503,683,621
Cash and other assets in excess of liabilities (0.3%)		1,500,835
Total net assets (100.0%)		$505,184,456

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 2.1% of net assets in foreign securities at June 30, 2013.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2013, securities with an aggregate market value of $1,980,400 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Future	September 2013	170	Long	$(88,767)
		170		$(88,767)

(e)  At June 30, 2013 the cost of securities for federal income tax purposes was $216,784,754. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$293,143,050
Gross unrealized depreciation	(6,244,183)
Net unrealized appreciation	$286,898,867

See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities

June 30, 2013
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (77.5%)
Australia (4.1%)
Government (4.1%)
Australia Government Bond (AUD)
6.250%, 06/15/14	1,038,000	$984,035
New South Wales Treasury Corp. (AUD)
5.500%, 08/01/13	485,000	444,920
5.500%, 03/01/17	1,440,000	1,421,350
Queensland Treasury Corp. (AUD)
6.000%, 08/14/13	1,325,000	1,217,467
6.000%, 08/21/13	595,000	546,991
6.000%, 09/14/17	585,000	590,267
		5,205,030
Brazil (5.0%)
Government (5.0%)
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	2,125,000	2,285,093
6.000%, 08/15/16	189,000	203,583
6.000%, 08/15/18	140,000	152,097
6.000%, 05/15/45	2,000,000	2,293,960
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	3,300,000	1,458,564
		6,393,297
Canada (4.3%)
Government (4.3%)
Canadian Government Bond (CAD)
1.000%, 02/01/14	1,397,000	1,323,571
1.000%, 11/01/14	820,000	775,407
1.000%, 02/01/15	2,010,000	1,899,454
2.000%, 03/01/14	301,000	286,999
2.000%, 12/01/14	729,000	698,851
2.250%, 08/01/14	247,000	236,855
2.500%, 09/01/13	258,000	245,107
		5,466,244
Hungary (4.3%)
Government (4.3%)
Hungary Government Bond (HUF)
5.500%, 02/12/14	29,800,000	132,555
5.500%, 02/12/16	21,500,000	96,348
6.500%, 06/24/19	19,100,000	88,487
6.750%, 08/22/14	90,140,000	408,895
6.750%, 02/24/17	19,200,000	89,195
6.750%, 11/24/17	91,950,000	427,535
7.000%, 06/24/22	18,840,000	88,288
7.500%, 10/24/13	12,300,000	54,799
7.500%, 11/12/20	8,830,000	42,806
7.750%, 08/24/15	23,440,000	109,895
8.000%, 02/12/15	13,800,000	64,121
	Principal(b)	Value(a)
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	$38,508
3.875%, 02/24/20	150,000	181,333
4.375%, 07/04/17	175,000	225,199
5.750%, 06/11/18	530,000	706,129
Hungary Government International Bond (USD)
4.125%, 02/19/18	400,000	389,000
5.375%, 02/21/23	740,000	712,250
6.250%, 01/29/20	735,000	768,075
6.375%, 03/29/21	810,000	842,400
		5,465,818
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875%, 05/11/22 (c)	340,000	360,400
Indonesia (3.9%)
Government (3.9%)
Indonesia Treasury Bond (IDR)
9.500%, 07/15/23	18,680,000,000	2,177,226
10.000%, 09/15/24	1,959,000,000	234,487
10.250%, 07/15/22	2,155,000,000	259,781
11.000%, 11/15/20	6,128,000,000	756,721
12.800%, 06/15/21	8,576,000,000	1,157,712
12.900%, 06/15/22	3,361,000,000	463,116
		5,049,043
Ireland (8.6%)
Government (8.6%)
Ireland Government Bond (EUR)
4.400%, 06/18/19	125,000	170,358
4.500%, 10/18/18	98,000	135,861
4.500%, 04/18/20	546,000	740,957
5.000%, 10/18/20	2,716,000	3,782,813
5.400%, 03/13/25	2,689,100	3,789,460
5.500%, 10/18/17	1,317,000	1,892,507
5.900%, 10/18/19	310,000	453,671
		10,965,627
Israel (0.6%)
Government (0.6%)
Israel Government Bond — Fixed (ILS) 3.500%, 09/30/13	2,776,000	766,931
Lithuania (1.9%)
Government (1.9%)
Lithuania Government International Bond (USD) 6.125%, 03/09/21 (c)	100,000	111,500
Republic of Lithuania (USD)
6.750%, 01/15/15 (c)	1,130,000	1,204,128
7.375%, 02/11/20 (c)	900,000	1,068,750
		2,384,378

See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Malaysia (1.6%)
Government (1.6%)
Malaysia Government Bond (MYR)
3.197%, 10/15/15	460,000	$145,253
3.434%, 08/15/14	1,245,000	395,445
3.461%, 07/31/13	540,000	170,961
3.741%, 02/27/15	1,045,000	333,650
3.835%, 08/12/15	825,000	263,953
4.720%, 09/30/15	30,000	9,808
5.094%, 04/30/14	2,395,000	770,784
8.000%, 10/30/13	20,000	6,435
		2,096,289
Mexico (6.5%)
Government (6.5%)
Mexican Bonos (MXN)
6.000%, 06/18/15	3,126,000	247,219
6.250%, 06/16/16	2,906,000	233,917
7.000%, 06/19/14	703,000	55,473
7.750%, 12/14/17	5,000,000	423,261
8.000%, 12/19/13	41,050,000	3,209,314
8.000%, 12/17/15	38,033,000	3,157,424
9.500%, 12/18/14	2,130,000	175,721
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,366,684	106,998
3.500%, 12/14/17	2,475,877	205,195
4.000%, 06/13/19	1,708,355	145,562
4.500%, 12/18/14	998,769	81,225
5.000%, 06/16/16	2,500,636	212,936
		8,254,245
Philippines (0.1%)
Government (0.1%)
Philippine Government Bond (PHP)
6.250%, 01/27/14	780,000	18,483
7.000%, 01/27/16	1,240,000	31,470
9.125%, 09/04/16	730,000	19,967
		69,920
Poland (9.6%)
Government (9.6%)
Poland Government Bond (PLN)
2.899%, 01/25/16 (d)	2,327,000	643,892
2.996%, 07/25/15 (d)	826,000	232,872
3.980%, 01/25/17 (e)	2,011,000	599,434
3.980%, 01/25/21 (e)	2,040,000	590,197
4.205%, 07/25/14 (d)	815,000	237,526
4.677%, 01/25/14 (d)	3,405,000	1,006,061
4.728%, 07/25/13 (d)	337,000	100,958
5.000%, 10/24/13	1,925,000	581,571
5.500%, 04/25/15	1,465,000	458,627
5.750%, 04/25/14	9,800,000	3,008,528
5.750%, 09/23/22	5,900,000	1,954,358
6.250%, 10/24/15	2,925,000	937,201
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	1,982,727
		12,333,952
	Principal(b)	Value(a)
Russia (2.4%)
Government (2.4%)
Russian Foreign Bond (USD) 7.500%, 03/31/30 (c) (f)	2,652,200	$3,106,389
Serbia (0.7%)
Government (0.7%)
Republic of Serbia (USD)
4.875%, 02/25/20 (c)	360,000	327,600
5.250%, 11/21/17 (c)	200,000	195,000
7.250%, 09/28/21 (c)	410,000	422,300
		944,900
Singapore (1.3%)
Government (1.3%)
Singapore Government Bond (SGD) 0.250%, 02/01/14	2,100,000	1,655,627
Slovenia (0.5%)
Government (0.5%)
Slovenia Government International Bond (USD)
5.500%, 10/26/22 (c)	530,000	487,600
5.850%, 05/10/23 (c)	200,000	186,000
		673,600
South Korea (13.7%)
Financial (2.7%)
Export-Import Bank of Korea (KRW) 1.450%, 05/19/14 (c)	1,510,000	223,742
Korea Monetary Stabilization Bond (KRW)
2.470%, 04/02/15	1,188,850,000	1,034,660
2.740%, 02/02/15	376,480,000	329,255
2.760%, 06/02/15	346,400,000	302,877
2.780%, 10/02/14	70,700,000	61,931
2.820%, 08/02/14	17,800,000	15,605
2.840%, 12/02/14	124,780,000	109,354
3.280%, 06/02/14	476,450,000	419,475
3.470%, 02/02/14	273,450,000	240,549
3.480%, 12/02/13	198,860,000	174,741
3.590%, 10/02/13	115,990,000	101,812
3.590%, 04/02/14	401,900,000	354,295
3.900%, 08/02/13	124,290,000	108,947
		3,477,243
Government (11.0%)
Korea Treasury Bond (KRW)
2.750%, 12/10/15	754,400,000	658,498
3.000%, 12/10/13	10,803,920,000	9,475,853
3.250%, 12/10/14	108,270,000	95,437
3.250%, 06/10/15	175,600,000	154,904
3.500%, 06/10/14	4,090,410,000	3,608,791
		13,993,483
		17,470,726

See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Sri Lanka (1.2%)
Government (1.2%)
Sri Lanka Government Bond (LKR)
6.500%, 07/15/15	4,310,000	$30,430
7.000%, 03/01/14	140,000	1,048
7.500%, 08/01/13	90,000	689
8.500%, 06/01/18	10,000	69
9.000%, 05/01/21	20,000	133
11.000%, 08/01/15	82,800,000	635,877
11.000%, 09/01/15	120,750,000	926,914
11.750%, 04/01/14	130,000	1,003
		1,596,163
Sweden (3.3%)
Government (3.3%)
Kommuninvest I Sverige AB (SEK) 2.250%, 05/05/14	4,380,000	654,763
Sweden Government Bond (SEK) 1.500%, 08/30/13	16,080,000	2,384,513
6.750%, 05/05/14	7,840,000	1,217,871
		4,257,147
Ukraine (2.3%)
Government (2.3%)
Financing of Infrastructural Projects State Enterprise (USD)
7.400%, 04/20/18 (c)	200,000	174,250
Ukraine Government International Bond (EUR) 4.950%, 10/13/15 (c)	100,000	124,136
Ukraine Government International Bond (USD) 6.250%, 06/17/16 (c)	200,000	185,500
7.750%, 09/23/20 (c)	100,000	91,250
7.800%, 11/28/22 (c)	200,000	178,500
7.950%, 02/23/21 (c)	410,000	377,200
9.250%, 07/24/17 (c)	1,840,000	1,835,400
		2,966,236
United States (0.0%)
Government (0.0%)
County of Bexar, Texas (USD) 5.250%, 08/15/47	50,000	53,149
Venezuela (0.6%)
Government (0.6%)
Venezuela Government International Bond (USD) 10.750%, 09/19/13	780,000	781,950
Vietnam (0.7%)
Government (0.7%)
Socialist Republic of Vietnam (USD) 6.750%, 01/29/20 (c)	880,000	932,800
Total long-term debt securities (cost: $ 96,087,141)		99,249,861
	Principal(b)	Value(a)
Short-Term Securities (18.5%)
Canada (0.1%)
Canadian Treasury Bill (CAD) 0.991%, 08/15/13 (d)	163,000	$154,293
Hungary (0.2%)
Hungary Treasury Bill (HUF) 5.232%, 01/08/14 (d)	9,100,000	39,239
6.388%, 09/18/13 (d)	31,700,000	138,612
6.864%, 07/24/13 (d)	6,500,000	28,614
		206,465
Malaysia (2.7%)
Bank Negara Malaysia Monetary Note (MYR)
2.850%, 02/06/14 (d)	15,000	4,663
2.850%, 02/18/14 (d)	235,000	72,980
2.850%, 05/20/14 (d)	320,000	98,637
2.855%, 05/27/14 (d)	340,000	104,743
2.858%, 03/20/14 (d)	100,000	30,979
2.859%, 02/20/14 (d)	380,000	117,991
2.861%, 03/27/14 (d)	110,000	34,061
2.861%, 05/15/14 (d)	200,000	61,673
2.870%, 07/11/13 (d)	270,000	85,386
2.870%, 07/25/13 (d)	505,000	159,521
2.870%, 08/06/13 (d)	810,000	255,613
2.870%, 08/15/13 (d)	1,000,000	315,339
2.870%, 08/27/13 (d)	440,000	138,639
2.870%, 12/26/13 (d)	190,000	59,267
2.870%, 06/03/14 (d)	380,000	116,999
2.870%, 06/17/14 (d)	300,000	92,263
2.873%, 04/24/14 (d)	280,000	86,490
2.876%, 01/16/14 (d)	1,070,000	333,093
2.880%, 02/25/14 (d)	185,000	57,419
2.882%, 01/09/14 (d)	480,000	149,513
2.894%, 11/26/13 (d)	335,000	104,754
2.898%, 04/03/14 (d)	30,000	9,285
2.898%, 06/05/14 (d)	190,000	58,490
2.900%, 09/17/13 (d)	345,000	108,499
2.900%, 10/10/13 (d)	30,000	9,419
2.900%, 10/22/13 (d)	60,000	18,819
2.900%, 10/31/13 (d)	20,000	6,267
2.908%, 09/26/13 (d)	645,000	202,697
2.909%, 03/13/14 (d)	470,000	145,684
2.910%, 12/12/13 (d)	30,000	9,369
2.914%, 11/19/13 (d)	140,000	43,803
2.918%, 12/31/13 (d)	110,000	34,298
2.920%, 09/05/13 (d)	190,000	59,812
2.922%, 12/05/13 (d)	60,000	18,748
2.924%, 12/10/13 (d)	80,000	24,987
2.933%, 12/19/13 (d)	170,000	53,059
2.954%, 06/19/14 (d)	240,000	73,873
2.965%, 11/12/13 (d)	130,000	40,697
2.980%, 10/08/13 (d)	275,000	86,337
		3,484,166
Mexico (0.7%)
Mexican Cetes (MXN)
3.853%, 04/03/14 (d)	813,000	60,539
3.888%, 10/31/13 (d)	1,219,000	92,348
3.993%, 04/30/14 (d)	4,624,000	343,297
4.059%, 01/09/14 (d)	4,154,800	312,261
4.644%, 09/19/13 (d)	1,339,000	101,889
		910,334
See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Norway (2.4%)
Norwegian Treasury Bill (NOK) 1.534%, 09/18/13 (d)	18,679,000	$3,048,696
Philippines (0.3%)
Philippine Treasury Bill (PHP)
0.171%, 10/02/13 (d)	1,300,000	29,950
0.205%, 04/02/14 (d)	2,380,000	54,573
0.243%, 07/10/13 (d)	60,000	1,388
0.462%, 03/05/14 (d)	1,470,000	33,796
0.529%, 02/05/14 (d)	210,000	4,832
0.551%, 11/13/13 (d)	5,950,000	137,217
0.618%, 01/08/14 (d)	160,000	3,684
1.096%, 09/04/13 (d)	2,420,000	55,826
1.662%, 07/24/13 (d)	100,000	2,312
1.716%, 08/22/13 (d)	640,000	14,774
		338,352
Singapore (0.5%)
Singapore Treasury Bill (SGD)
0.270%, 08/12/13 (d)	530,000	417,767
0.270%, 11/15/13 (d)	240,000	189,043
		606,810
South Korea (1.0%)
Korea Monetary Stabilization Bond (KRW)
2.500%, 09/10/13 (d)	534,000,000	467,493
2.549%, 08/13/13 (d)	219,200,000	191,352
2.550%, 05/09/14	195,900,000	171,341
2.570%, 06/09/14	540,000,000	472,206
		1,302,392
	Shares/ Principal(b)	Value(a)
Sri Lanka (0.0%)
Sri Lanka Treasury Bill (LKR) 12.284%, 10/11/13 (d)	310,000	$2,320
Sweden (0.5%)
Sweden Treasury Bill (SEK)
0.867%, 09/18/13 (d)	3,210,000	474,643
0.907%, 12/18/13 (d)	1,350,000	199,136
		673,779
United States (5.0%)
Federal Home Loan Bank (USD) 0.020%, 07/08/13 (d)	6,415,000	6,414,974
Investment Company (5.1%)
United States (5.1%)
Dreyfus Treasury Cash Management Fund (USD), current rate 0.010%	6,517,964	6,517,964
Total short-term securities (cost: $24,028,873)		23,660,545
Total investments in securities (cost: $120,116,014) (g)		122,910,406
Cash and other assets in excess of liabilities (4.0%)		5,055,954
Total net assets (100.0%)		$127,966,360

Foreign Forward Currency Contracts

On June 30, 2013, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/03/13	38,961	USD	2,199,000	INR	$(1,963)	CIT
07/05/13	244,326	USD	13,884,000	INR	(10,808)	DBK
07/08/13	90,172	USD	5,114,000	INR	(4,204)	DBK
07/12/13	316,599	USD	1,023,565	MYR	7,150	DBK
07/12/13	287,304	USD	15,917,000	INR	(19,918)	DBK
07/15/13	359,055	USD	1,160,000	MYR	7,775	DBK
07/16/13	161,000	EUR	197,273	USD	(12,014)	BCB
07/16/13	377,185	EUR	3,286,787	SEK	(3,494)	MSC
07/16/13	88,302	EUR	769,460	SEK	(818)	MSC
07/16/13	426,488	EUR	3,714,920	SEK	(4,172)	UBS
07/16/13	425,815	EUR	3,708,930	SEK	(4,184)	UBS
07/17/13	421,537	USD	24,767,000	INR	(5,843)	DBK
07/18/13	253,000	EUR	311,430	USD	(17,452)	BCB
07/18/13	71,954	USD	232,000	MYR	1,398	DBK
07/18/13	204,843	EUR	813,000	MYR	(9,235)	DBK
07/18/13	261,487	USD	14,426,000	INR	(19,400)	JPS
07/19/13	190,000	EUR	234,650	USD	(12,338)	BCB
07/22/13	114,332	USD	366,000	MYR	1,355	DBK
07/22/13	231,877	EUR	918,000	MYR	(11,262)	DBK
07/22/13	139,000	EUR	171,311	USD	(9,382)	DBK
07/22/13	92,397	USD	5,058,000	INR	(7,576)	DBK
07/22/13	176,455	USD	9,656,000	INR	(14,527)	JPS

See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/22/13	563,866	EUR	4,866,106	SEK	$(12,363)	MSC
07/23/13	126,000	EUR	155,086	USD	(8,709)	DBK
07/25/13	301,051	EUR	1,180,000	MYR	(18,449)	DBK
07/25/13	138,276	USD	445,000	MYR	2,354	DBK
07/26/13	30,914	EUR	40,129	USD	(58)	CIT
07/26/13	186,040	USD	10,247,000	INR	(14,320)	DBK
07/29/13	60,350,000	JPY	672,049	USD	64,446	BCB
07/29/13	114,720	USD	6,300,000	INR	(9,198)	DBK
07/29/13	110,625	USD	6,087,000	INR	(8,672)	HSB
07/29/13	74,388	USD	4,087,000	INR	(5,933)	HSB
07/29/13	4,033,002	USD	13,031,032	MYR	84,018	JPS
07/29/13	300,875	EUR	1,180,000	MYR	(18,325)	JPS
07/29/13	52,625	USD	2,890,000	INR	(4,220)	JPS
07/29/13	158,695	USD	8,715,000	INR	(12,725)	JPS
07/31/13	535,000	EUR	665,112	USD	(30,387)	DBK
07/31/13	153,160	USD	8,432,000	INR	(11,978)	DBK
07/31/13	20,995	USD	1,265,000	INR	186	DBK
07/31/13	1,165,932	USD	1,454,500	SGD	(19,020)	JPS
07/31/13	535,000	EUR	664,256	USD	(31,243)	JPS
08/01/13	48,730	EUR	59,938	USD	(3,411)	BCB
08/01/13	48,862	EUR	60,150	USD	(3,371)	BCB
08/01/13	937,195	USD	1,165,870	SGD	(17,872)	MSC
08/01/13	186,270	USD	89,810,000	CLP	(9,672)	MSC
08/01/13	536,000	EUR	659,709	USD	(37,093)	UBS
08/02/13	535,000	EUR	661,982	USD	(33,523)	HSB
08/05/13	135,680	EUR	167,734	USD	(8,654)	BCB
08/05/13	535,851	EUR	727,595	USD	30,974	BCB
08/06/13	728,465	USD	907,084	SGD	(13,197)	DBK
08/06/13	366,500	EUR	448,092	USD	(28,370)	JPS
08/07/13	264,435	USD	327,000	SGD	(6,583)	DBK
08/08/13	59,760	EUR	74,591	USD	(3,099)	CIT
08/09/13	15,430,000	JPY	197,113	USD	41,756	BCB
08/09/13	15,440,000	JPY	197,296	USD	41,839	CIT
08/09/13	17,124	EUR	21,400	USD	(862)	CIT
08/09/13	273,000	EUR	341,157	USD	(13,756)	DBK
08/09/13	360,500	EUR	449,954	USD	(18,713)	JPS
08/12/13	15,430,000	JPY	197,739	USD	42,380	DBK
08/12/13	80,455	USD	92,000,000	KRW	32	DBK
08/12/13	526,358	USD	651,000	SGD	(13,018)	DBK
08/12/13	107,000	EUR	132,878	USD	(6,229)	GSC
08/13/13	805,145	USD	996,930	SGD	(19,023)	BCB
08/14/13	203,000	EUR	251,294	USD	(12,622)	GSC
08/15/13	154,206	USD	192,000	SGD	(2,805)	HSB
08/16/13	92,415	USD	106,000,000	KRW	313	JPS
08/16/13	165,172	USD	9,191,000	INR	(11,697)	JPS
08/19/13	206,936	USD	256,000	SGD	(5,067)	BCB
08/19/13	28,340,000	JPY	361,962	USD	76,607	DBK
08/19/13	23,098,000	JPY	295,007	USD	62,433	DBK
08/19/13	844,309	EUR	3,590,000	PLN	(23,213)	DBK
08/19/13	311,817	USD	385,000	SGD	(8,226)	DBK
08/19/13	1,072,208	USD	1,228,000,000	KRW	1,974	HSB
08/19/13	154,217	USD	192,000	SGD	(2,816)	HSB
08/20/13	96,755,000	JPY	1,226,299	USD	252,070	HSB
08/20/13	23,117,000	JPY	292,870	USD	60,105	JPS
08/20/13	46,522,000	JPY	590,868	USD	122,436	UBS
08/22/13	23,068,000	JPY	291,815	USD	59,541	BCB
08/22/13	92,682	USD	44,900,000	CLP	(4,647)	MSC
08/22/13	761,000	EUR	941,852	USD	(47,541)	UBS
08/23/13	49,717	EUR	62,256	USD	(2,383)	BCB
08/23/13	82,138	EUR	102,853	USD	(3,937)	BCB
08/23/13	46,090,000	JPY	583,086	USD	118,997	CIT
08/23/13	22,797,000	JPY	288,588	USD	59,041	DBK
08/23/13	45,752,000	JPY	579,447	USD	118,762	HSB
08/26/13	545,337	EUR	683,220	USD	(25,797)	BCB
08/26/13	64,764,000	JPY	821,982	USD	169,852	BCB
08/26/13	201,057	USD	251,000	SGD	(3,130)	DBK
08/26/13	202,591	USD	251,000	SGD	(4,664)	DBK
08/26/13	45,992,000	JPY	583,433	USD	120,324	JPS
08/26/13	743,770	EUR	930,605	USD	(36,403)	UBS

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
08/26/13	52,556,000	JPY	666,193	USD	$136,990	UBS
08/27/13	252,196	USD	313,000	SGD	(5,378)	DBK
08/27/13	451,999	EUR	3,820,973	SEK	(22,246)	DBK
08/27/13	38,472,000	JPY	491,818	USD	104,429	DBK
08/27/13	73,808,000	JPY	943,836	USD	200,636	HSB
08/27/13	33,447,000	JPY	427,834	USD	91,044	JPS
08/28/13	50,017	EUR	62,864	USD	(2,166)	DBK
08/28/13	1,781	EUR	2,238	USD	(77)	DBK
08/28/13	66,765	USD	3,795,000	INR	(3,523)	DBK
08/28/13	81,817	USD	4,620,000	INR	(4,826)	HSB
08/29/13	327,271	EUR	412,271	USD	(13,234)	JPS
08/30/13	125,230	USD	156,500	SGD	(1,821)	DBK
08/30/13	20,882	USD	1,265,000	INR	192	DBK
08/30/13	111,366	USD	6,300,000	INR	(6,414)	HSB
08/30/13	22,848,000	JPY	291,829	USD	61,760	JPS
09/03/13	38,954	USD	2,220,000	INR	(1,995)	CIT
09/04/13	27,000	EUR	34,067	USD	(1,038)	DBK
09/04/13	279,630	USD	16,044,000	INR	(12,572)	HSB
09/06/13	93,352	USD	5,367,000	INR	(4,043)	DBK
09/10/13	51,267	EUR	64,901	USD	(1,758)	BCB
09/10/13	59,000	EUR	74,587	USD	(2,127)	DBK
09/10/13	89,273	USD	5,113,000	INR	(4,244)	DBK
09/11/13	74,750	EUR	96,009	USD	(1,184)	DBK
09/11/13	48,052	USD	2,769,000	INR	(2,011)	DBK
09/11/13	47,347	USD	2,730,000	INR	(1,954)	HSB
09/12/13	50,045	EUR	64,242	USD	(829)	BCB
09/13/13	115,053	USD	6,890,000	INR	(525)	HSB
09/13/13	27,000	EUR	34,830	USD	(277)	JPS
09/16/13	142,450	EUR	184,423	USD	(801)	BCB
09/17/13	247,432	USD	14,696,000	INR	(3,301)	JPS
09/17/13	132,617	EUR	171,580	USD	(859)	UBS
09/18/13	118,177	USD	6,930,000	INR	(3,072)	DBK
09/19/13	33,313	EUR	43,883	USD	567	BCB
09/19/13	328,233	USD	409,700	SGD	(5,149)	DBK
09/19/13	242,806	USD	297,000	SGD	(8,595)	JPS
09/20/13	106,313	USD	6,313,000	INR	(1,489)	DBK
09/20/13	616,157	EUR	814,393	USD	13,208	UBS
09/24/13	81,780	EUR	106,296	USD	(44)	BCB
09/24/13	226,975	USD	9,488,000	PHP	(7,498)	DBK
09/24/13	384,000	EUR	498,766	USD	(557)	DBK
09/25/13	93,645	USD	5,688,000	INR	729	JPS
09/26/13	179,000	EUR	231,896	USD	(863)	DBK
09/27/13	162,880	USD	9,920,000	INR	1,660	HSB
09/30/13	199,008	USD	96,320,000	CLP	(11,194)	DBK
09/30/13	20,776	USD	1,265,000	INR	197	DBK
09/30/13	61,996	USD	2,600,000	PHP	(1,859)	HSB
09/30/13	9,763,000	JPY	126,068	USD	27,740	JPS
10/01/13	246,041	USD	769,000	MYR	(4,026)	HSB
10/03/13	50,346	USD	2,100,000	PHP	(1,776)	HSB
10/04/13	272,273	USD	11,381,000	PHP	(9,048)	DBK
10/04/13	218,847	USD	9,129,000	PHP	(7,708)	HSB
10/07/13	327,274	USD	13,611,000	PHP	(12,485)	HSB
10/11/13	920,525	USD	12,237,000	MXN	10,844	DBK
10/11/13	188,879	USD	7,850,000	PHP	(7,338)	HSB
10/11/13	107,364	USD	4,460,000	PHP	(4,221)	JPS
10/16/13	326,850	USD	1,023,987	MYR	(4,821)	DBK
10/16/13	141,221	USD	441,908	MYR	(2,247)	DBK
10/16/13	63,961	USD	2,662,000	PHP	(2,403)	DBK
10/17/13	1,004,000	EUR	1,305,200	USD	(472)	HSB
10/18/13	150,330	USD	467,000	MYR	(3,479)	JPS
10/21/13	234,343	USD	290,000	SGD	(5,632)	JPS
10/22/13	12,300,000	JPY	125,255	USD	1,351	BCB
10/22/13	15,230,000	JPY	155,578	USD	2,159	BCB
10/22/13	273,034	USD	841,000	MYR	(8,627)	HSB
10/23/13	202,548	USD	628,000	MYR	(5,116)	DBK
10/24/13	135,000	USD	418,635	MYR	(3,395)	HSB
10/25/13	28,881	EUR	37,673	USD	113	BCB
10/28/13	156,430	USD	76,119,000	CLP	(8,440)	CIT
10/31/13	135,323	USD	419,000	MYR	(3,647)	JPS

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
11/08/13	13,826,020	JPY	173,102	USD	$33,805	CIT
11/08/13	328,268	EUR	2,447,400	NOK	(27,887)	UBS
11/12/13	22,910,000	JPY	245,420	USD	14,593	HSB
11/13/13	13,582,000	JPY	171,701	USD	34,856	JPS
11/15/13	19,766,000	JPY	249,894	USD	50,738	CIT
11/15/13	18,200,000	JPY	230,074	USD	46,697	MSC
11/15/13	13,769,800	JPY	173,993	USD	35,253	UBS
11/19/13	56,774,000	JPY	703,162	USD	131,104	CIT
11/19/13	130,000	USD	405,080	MYR	(2,812)	DBK
11/19/13	45,867,000	JPY	565,934	USD	103,776	DBK
11/20/13	63,773,000	JPY	788,372	USD	145,786	CIT
11/20/13	72,087	USD	225,000	MYR	(1,445)	HSB
11/20/13	11,968,000	JPY	148,176	USD	27,584	HSB
11/20/13	22,904,000	JPY	283,808	USD	53,024	JPS
11/20/13	18,297,000	JPY	226,594	USD	42,231	UBS
12/03/13	100,000	EUR	130,396	USD	317	DBK
12/09/13	202,851	EUR	266,810	USD	2,936	HSB
12/09/13	30,600	EUR	40,172	USD	366	UBS
12/13/13	89,000	EUR	116,173	USD	397	JPS
12/17/13	426,417	USD	1,323,172	MYR	(11,512)	JPS
12/23/13	351,194	USD	441,100	SGD	(3,240)	DBK
01/08/14	166,747	USD	515,800	MYR	(5,178)	DBK
01/09/14	3,651,085	EUR	31,461,400	SEK	(107,185)	DBK
01/10/14	9,980,000	JPY	114,385	USD	13,776	CIT
01/10/14	331,152	USD	1,023,987	MYR	(10,428)	HSB
01/13/14	207,254	USD	102,000,000	CLP	(10,490)	MSC
01/13/14	2,481,000	EUR	3,249,440	USD	21,483	UBS
01/13/14	472,878	EUR	619,343	USD	4,095	UBS
01/13/14	252,202	EUR	330,130	USD	1,997	UBS
01/14/14	204,914	EUR	272,536	USD	5,926	CIT
01/14/14	482,000	EUR	638,602	USD	11,482	DBK
01/14/14	141,863	EUR	185,734	USD	1,159	JPS
01/14/14	9,950,000	JPY	113,955	USD	13,643	UBS
01/14/14	19,970,000	JPY	228,197	USD	26,867	UBS
01/15/14	35,690,000	JPY	406,492	USD	46,674	HSB
01/16/14	10,020,000	JPY	112,934	USD	11,914	DBK
01/16/14	34,870	USD	107,000	MYR	(1,367)	JPS
01/16/14	20,250,000	JPY	228,066	USD	23,908	UBS
01/16/14	25,460,000	JPY	286,970	USD	30,285	UBS
01/17/14	459,600	EUR	614,945	USD	16,959	DBK
01/22/14	348,150	USD	171,290,000	CLP	(18,031)	DBK
01/22/14	204,914	EUR	273,017	USD	6,396	JPS
01/24/14	494,294	USD	242,970,000	CLP	(26,126)	DBK
01/27/14	362,540	EUR	482,965	USD	11,237	UBS
01/27/14	52,800,000	JPY	598,504	USD	66,103	UBS
01/28/14	310,400	EUR	415,461	USD	11,574	CIT
01/28/14	307,688	USD	151,290,000	CLP	(16,295)	DBK
01/28/14	50,203,538	JPY	560,620	USD	54,394	DBK
01/28/14	64,982,551	JPY	726,062	USD	70,812	HSB
01/29/14	99,603	USD	48,870,000	CLP	(5,486)	DBK
01/30/14	105,549	USD	51,930,000	CLP	(5,549)	JPM
01/30/14	216,999	USD	674,000	MYR	(6,101)	JPS
01/31/14	198,578	USD	97,750,000	CLP	(10,365)	DBK
01/31/14	300,000	EUR	404,709	USD	14,348	DBK
02/03/14	184,693	USD	91,220,000	CLP	(9,108)	DBK
02/03/14	302,000	EUR	409,557	USD	16,587	UBS
02/04/14	153,724	USD	484,000	MYR	(2,315)	JPS
02/06/14	351,100	USD	1,113,865	MYR	(2,685)	HSB
02/07/14	264,328	USD	327,000	SGD	(6,350)	HSB
02/10/14	454,000	EUR	614,793	USD	24,012	CIT
02/10/14	14,673,000	JPY	148,946	USD	966	CIT
02/10/14	158,000	EUR	213,671	USD	8,069	HSB
02/10/14	341,000	EUR	461,687	USD	17,950	UBS
02/11/14	76,097	EUR	328,000	PLN	(1,835)	BCB
02/11/14	104,826	USD	51,700,000	CLP	(5,393)	BCB
02/11/14	389,000	EUR	525,578	USD	19,377	BCB
02/11/14	76,260	EUR	328,000	PLN	(2,046)	DBK
02/11/14	210,000	EUR	281,805	USD	8,535	DBK
02/12/14	104,880	USD	51,800,000	CLP	(5,265)	DBK
02/12/14	14,652,000	JPY	157,854	USD	10,082	GSC

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
02/13/14	160,000	EUR	214,608	USD	$6,400	UBS
02/14/14	89,478	USD	44,110,000	CLP	(4,669)	DBK
02/14/14	611,268	USD	1,927,206	MYR	(8,675)	DBK
02/14/14	76,125	EUR	328,000	PLN	(1,889)	DBK
02/14/14	239,668	USD	118,480,000	CLP	(11,871)	MSC
02/18/14	268,665	USD	132,460,000	CLP	(14,095)	DBK
02/18/14	6,828,270	JPY	73,359	USD	4,488	GSC
02/18/14	8,030,000	JPY	86,275	USD	5,282	JPS
02/19/14	153,607	USD	485,000	MYR	(1,996)	HSB
02/19/14	206,000	EUR	275,453	USD	7,376	JPS
02/19/14	206,000	EUR	275,177	USD	7,100	JPS
02/20/14	357,239	USD	175,690,000	CLP	(19,656)	CIT
02/21/14	210,000	EUR	281,106	USD	7,820	GSC
02/21/14	98,171	USD	48,300,000	CLP	(5,373)	JPM
02/24/14	19,720,000	JPY	211,022	USD	12,105	HSB
02/24/14	166,345	USD	82,000,000	CLP	(8,850)	JPM
02/24/14	117,832	USD	58,250,000	CLP	(5,952)	MSC
02/25/14	166,862	USD	82,530,000	CLP	(8,365)	DBK
02/25/14	19,700,000	JPY	212,508	USD	13,790	JPS
02/26/14	182,808	USD	90,490,000	CLP	(9,042)	DBK
02/26/14	201,152	USD	99,500,000	CLP	(10,085)	MSC
02/27/14	54,600,000	JPY	583,209	USD	32,434	BCB
02/27/14	275,920	USD	136,470,000	CLP	(13,887)	DBK
02/27/14	42,000	EUR	55,546	USD	887	DBK
02/27/14	12,300	EUR	16,267	USD	260	DBK
02/28/14	126,444	USD	156,500	SGD	(2,972)	DBK
02/28/14	72,989	USD	36,150,000	CLP	(3,585)	DBK
02/28/14	59,638	USD	29,500,000	CLP	(3,002)	JPM
03/03/14	189,686	USD	93,885,000	CLP	(9,494)	DBK
03/03/14	1,865,214	EUR	2,454,155	USD	26,699	DBK
03/03/14	20,800,000	JPY	228,732	USD	18,902	HSB
03/04/14	20,800,000	JPY	228,446	USD	18,613	JPS
03/04/14	23,200,000	JPY	252,366	USD	18,322	UBS
03/05/14	277,638	USD	137,500,000	CLP	(13,791)	BCB
03/05/14	13,000	EUR	16,933	USD	14	DBK
03/05/14	189,170	USD	93,885,000	CLP	(9,015)	DBK
03/06/14	205,576	USD	102,120,000	CLP	(9,640)	DBK
03/07/14	157,427	EUR	205,984	USD	1,098	BCB
03/07/14	57,903,900	JPY	584,045	USD	(119)	BCB
03/07/14	204,947	USD	101,500,000	CLP	(10,220)	DBK
03/07/14	1,620,000	EUR	2,120,418	USD	12,044	DBK
03/10/14	259,873	EUR	338,547	USD	325	BCB
03/10/14	730,071	EUR	953,801	USD	3,623	CIT
03/10/14	559,824	USD	7,354,410	MXN	(6,930)	HSB
03/10/14	104,000	EUR	135,720	USD	365	HSB
03/10/14	89,091	USD	44,100,000	CLP	(4,512)	MSC
03/10/14	294,000	EUR	384,185	USD	1,547	MSC
03/13/14	199,677	USD	98,760,000	CLP	(10,324)	DBK
03/14/14	443,393	USD	553,000	SGD	(7,085)	HSB
03/17/14	80,099	EUR	104,230	USD	(22)	BCB
03/18/14	55,874	EUR	72,535	USD	(188)	CIT
03/18/14	405,271	USD	199,920,000	CLP	(22,162)	DBK
03/19/14	21,026,000	JPY	220,225	USD	8,071	CIT
03/19/14	56,640,000	JPY	596,556	USD	25,053	CIT
03/19/14	375,135	USD	468,000	SGD	(5,887)	HSB
03/19/14	29,650,000	JPY	309,936	USD	10,765	MSC
03/21/14	45,378	EUR	58,928	USD	(135)	BCB
03/21/14	98,483	USD	48,700,000	CLP	(5,188)	JPM
03/24/14	28,760,000	JPY	304,027	USD	13,816	BCB
03/24/14	28,159,000	JPY	298,253	USD	14,108	DBK
03/25/14	13,332,130	JPY	140,560	USD	6,027	BCB
03/26/14	94,407	EUR	122,795	USD	(86)	CIT
03/26/14	142,000	EUR	184,494	USD	(335)	DBK
03/31/14	22,832	EUR	29,440	USD	(279)	DBK
04/03/14	78,175	EUR	100,467	USD	(1,291)	DBK
04/04/14	207,230	USD	102,330,000	CLP	(11,475)	DBK
04/04/14	326,000	EUR	419,611	USD	(4,736)	DBK
04/07/14	122,716	EUR	157,942	USD	(1,799)	BCB
04/10/14	602,000	EUR	786,736	USD	3,089	HSB
04/11/14	121,475	EUR	158,980	USD	851	DBK

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
04/11/14	301,000	EUR	394,084	USD	$2,258	UBS
04/14/14	244,000	EUR	319,809	USD	2,175	JPS
04/14/14	170,050	USD	83,180,000	CLP	(11,081)	MSC
04/16/14	510,253	EUR	667,885	USD	3,639	HSB
04/21/14	22,030,000	JPY	226,468	USD	4,061	BCB
04/21/14	374,392	USD	1,155,000	MYR	(14,285)	JPS
04/21/14	130,627	USD	402,984	MYR	(4,984)	JPS
04/21/14	13,240,000	JPY	135,917	USD	2,251	JPS
04/21/14	151,315	USD	74,530,000	CLP	(8,972)	MSC
04/22/14	119,438	EUR	157,297	USD	1,806	BCB
04/22/14	12,300,000	JPY	125,696	USD	1,517	CIT
04/22/14	32,855	EUR	43,008	USD	236	JPS
04/22/14	15,980,000	JPY	163,243	USD	1,911	JPS
04/23/14	341,000	EUR	446,949	USD	3,012	DBK
04/25/14	220,162	EUR	287,576	USD	950	BCB
04/28/14	95,064	USD	47,223,000	CLP	(4,934)	JPM
04/30/14	84,263	EUR	109,896	USD	191	BCB
05/07/14	32,000	EUR	41,995	USD	331	BCB
05/07/14	32,000	EUR	42,099	USD	435	GSC
05/07/14	43,000	EUR	56,571	USD	585	GSC
05/08/14	51,000	EUR	66,790	USD	387	GSC
05/12/14	14,673,000	JPY	148,727	USD	534	CIT
05/12/14	32,000	EUR	42,277	USD	611	GSC
05/12/14	105,477	USD	52,000,000	CLP	(6,362)	MSC
05/12/14	16,000	EUR	21,126	USD	293	UBS
05/13/14	19,620,000	JPY	198,148	USD	(13)	GSC
05/13/14	14,666,000	JPY	148,089	USD	(37)	UBS
05/14/14	14,665,000	JPY	145,767	USD	(2,352)	CIT
05/20/14	62,000	EUR	80,337	USD	(396)	GSC
05/20/14	92,000	EUR	119,209	USD	(587)	GSC
05/21/14	62,000	EUR	79,810	USD	(923)	BCB
05/27/14	290,055	EUR	1,238,000	PLN	(12,948)	MSC
06/05/14	22,710	EUR	29,669	USD	94	BCB
06/09/14	46,300,000	JPY	466,875	USD	(996)	CIT
06/09/14	74,750	EUR	98,152	USD	803	DBK
06/09/14	58,800	EUR	77,209	USD	632	DBK
06/09/14	69,400,000	JPY	700,939	USD	(362)	HSB
06/09/14	46,500,000	JPY	467,032	USD	(2,860)	JPS
06/10/14	62,600,000	JPY	643,264	USD	10,666	BCB
06/10/14	66,670,000	JPY	689,224	USD	15,497	HSB
06/10/14	45,210,000	JPY	459,468	USD	2,603	JPS
06/11/14	87,565	EUR	384,000	PLN	(988)	CIT
06/11/14	22,100,000	JPY	229,978	USD	6,645	DBK
06/11/14	61,770,000	JPY	643,279	USD	19,057	JPS
06/12/14	451,800	EUR	1,967,000	PLN	(9,334)	DBK
06/13/14	69,000	EUR	91,615	USD	1,751	DBK
06/16/14	17,886,000	JPY	188,274	USD	7,508	CIT
06/17/14	26,000,000	JPY	275,176	USD	12,400	JPS
06/20/14	279,587	USD	352,000	SGD	(1,796)	HSB
06/30/14	731,435	EUR	6,480,000	SEK	201	UBS
					$2,184,755

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(d)  For zero coupon issues (strips) the interest rate represents the yield to maturity at June 30, 2013.

(e)  Variable rate security.

(f)  Step rate security.

(g)  At June 30, 2013 the cost of securities for federal income tax purposes was $120,116,014. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$6,570,972
Gross unrealized depreciation	(3,776,580)
Net unrealized appreciation	$2,794,392

Advantus International Bond Fund
Investments in Securities – continued

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CLP  Chilean Peso

EUR  Euro

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

LKR  Sri Lanka Rupee

MXN  Mexican New Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

PHP  Philippine Peso

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

USD  United States Dollar

Counterparty Legend

BCB  Barclays Bank PLC

CIT  Citibank NA

DBK  Deutsche Bank AG

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

JPS  JPMorgan Chase (Singapore)

MSC  Morgan Stanley and Co., Inc.

UBS  UBS AG

See accompanying notes to financial statements.

Advantus Managed Volatility Fund
Investments in Securities

June 30, 2013
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (38.2%)
Government Obligations (7.3%)
U.S. Government Agencies and Obligations (7.3%)
U.S. Treasury (7.3%)
U.S. Treasury Note
0.125%, 04/30/15	$1,000,000	$996,211
0.625%, 04/30/18 (b)	1,000,000	966,406
Total government obligations (cost: $ 1,996,834)		1,962,617
Corporate Obligations (30.9%)
Basic Materials (1.8%)
Mining (1.8%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (c)	250,000	237,382
Rio Tinto Finance USA, Ltd., 3.750%, 09/20/21 (c)	250,000	246,887
		484,269
Communications (4.8%)
Cable/Satellite TV (1.9%)
Comcast Corp., 4.650%, 07/15/42	250,000	239,732
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., 4.600%, 02/15/21	250,000	259,286
		499,018
Media (1.1%)
Viacom, Inc., 5.625%, 09/15/19	250,000	286,976
Telecommunication (1.8%)
AT&T, Inc., 4.350%, 06/15/45 (d) (e)	250,000	217,507
Verizon Communications, Inc., 5.550%, 02/15/16	250,000	277,010
		494,517
Consumer, Non-cyclical (3.0%)
Drugstore Chains (0.9%)
CVS Pass-Through Trust, 6.943%, 01/10/30	218,340	257,091
Food (2.1%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	281,194
Mondelez International, Inc., 5.375%, 02/10/20	250,000	280,414
		561,608
Energy (5.9%)
Oil, Gas & Consumable Fuels (2.7%)
Apache Corp., 3.250%, 04/15/22	250,000	246,263
Chevron Corp., 3.191%, 06/24/23	250,000	248,788
EOG Resources, Inc., 2.625%, 03/15/23	250,000	233,936
		728,987
	Principal	Value(a)
Pipelines (3.2%)
El Paso Natural Gas Co. LLC, 7.500%, 11/15/26	$250,000	$300,084
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	290,367
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	266,140
		856,591
Financial (8.8%)
Banks (6.9%)
Bank of America Corp., 5.700%, 01/24/22	250,000	277,511
Capital One Financial Corp., 4.750%, 07/15/21	250,000	263,681
Citigroup, Inc., 5.300%, 01/07/16	250,000	271,361
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	267,819
JPMorgan Chase & Co., 4.500%, 01/24/22	250,000	261,781
SunTrust Bank, 2.750%, 05/01/23	250,000	230,023
Wells Fargo & Co., 5.125%, 09/15/16	250,000	276,269
		1,848,445
Insurance (0.9%)
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d) (e)	250,000	253,274
Real Estate Investment Trust-Single Tenant (1.0%)
Realty Income Corp., 5.950%, 09/15/16	250,000	280,750
Health Care (3.9%)
Biotechnology (1.1%)
Amgen, Inc., 5.700%, 02/01/19	250,000	287,017
Health Care Equipment & Supplies (0.9%)
St Jude Medical, Inc., 4.750%, 04/15/43	250,000	231,711
Health Care Providers & Services (1.9%)
UnitedHealth Group, Inc., 2.750%, 02/15/23	250,000	232,691
WellPoint, Inc., 5.875%, 06/15/17	250,000	284,038
		516,729
Industrials (1.8%)
Aerospace & Defense (1.0%)
BAE Systems Holdings, Inc., 5.200%, 08/15/15 (d) (e)	250,000	269,021
Transportation (0.8%)
Kansas City Southern Railway, 4.300%, 05/15/43 (d)	250,000	225,238

See accompanying notes to financial statements.

Advantus Managed Volatility Fund
Investments in Securities – continued

	Shares/ Principal	Value(a)
Utilities (0.9%)
Electric Utilities (0.9%)
PPL Capital Funding, Inc., 3.400%, 06/01/23	$250,000	$236,868
Total corporate obligations (cost: $8,917,938)		8,318,110
Total long-term debt securities (cost: $10,914,772)		10,280,727
Mutual Funds (45.3%)
Investment Company (45.3%)
Advantus Index 500 Fund (f)	2,081,359	12,224,387
Total mutual funds (cost: $12,000,000)		12,224,387
Short-Term Securities (15.8%)
Investment Company (15.8%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	4,264,651	4,264,651
Total short-term securities (cost: $4,264,651)		4,264,651
Total investments in securities (cost: $27,179,423) (g)		26,769,765
Cash and other assets in excess of liabilities (0.7%)		175,902
Total net assets (100.0%)		$26,945,667

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2013, securities with an aggregate market value of $386,562 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Future	September 2013	1	Long	$(8,679)
		1		$(8,679)

(c)  Foreign security: The Fund held 1.8% of net assets in foreign securities at June 30, 2013.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)  Illiquid security. (See Note 5.)

(f)  Affiliated security. (See Note 8.)

(g)  At June 30, 2013 the cost of securities for federal income tax purposes was $27,179,423. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$224,387
Gross unrealized depreciation	(634,045)
Net unrealized depreciation	$(409,658)

See accompanying notes to financial statements.

Advantus Money Market Fund
Investments in Securities

June 30, 2013
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (31.6%)
Consumer Staples (10.9%)
Beverages (3.0%)
Coca-Cola Co. 0.091%, 08/09/13 (b)	$1,650,000	$1,649,839
0.091%, 08/12/13 (b)	1,200,000	1,199,874
		2,849,713
Food (2.7%)
Nestle Capital Corp., 0.030%, 07/03/13 (b)	2,500,000	2,499,996
Food & Staples Retailing (2.6%)
Wal-Mart Stores, Inc., 0.071%, 07/16/13 (b)	2,425,000	2,424,929
Personal Care (2.6%)
Johnson & Johnson, 0.051%, 07/08/13 (b)	2,400,000	2,399,977
Financial (9.4%)
Auto Finance (3.2%)
American Honda Finance 0.112%, 07/22/13	1,000,000	999,936
0.122%, 08/22/13	2,000,000	1,999,653
		2,999,589
Banks (1.1%)
Wells Fargo & Co., 0.172%, 08/16/13	1,000,000	999,783
Diversified Financial Services (5.1%)
General Electric Capital, 0.041%, 07/23/13	2,750,000	2,749,933
New York Life Capital Corp., 0.142%, 08/19/13 (b)	2,000,000	1,999,619
		4,749,552
Government (2.2%)
Sovereign (2.2%)
Province of Ontario, 0.091%, 07/31/13	2,000,000	1,999,850
Health Care (3.2%)
Pharmaceuticals (3.2%)
Roche Holdings, Inc., 0.061%, 07/30/13 (b)	3,000,000	2,999,855
Industrials (2.7%)
Aerospace & Defense (1.1%)
Honeywell International, 0.071%, 07/24/13 (b)	1,000,000	999,955
Electrical Equipment (1.6%)
Emerson Electric Co., 0.071%, 07/25/13 (b)	1,500,000	1,499,930
Information Technology (3.2%)
IT Services (3.2%)
International Business Machines Corp., 0.041%, 07/01/13 (b)	3,000,000	3,000,000
Total commercial paper (cost: $29,423,129)		29,423,129
	Principal	Value(a)
Certificate of Deposit (3.5%)
Financial (3.5%)
Banks (3.5%)
Bank of Nova Scotia, 0.498%, 01/17/14 (c)	$3,250,000	$3,252,619
Total certificate of deposit (cost: $3,252,619)		3,252,619
Corporate Bonds & Notes (14.2%)
Financial (10.0%)
Banks (2.2%)
US Bank NA, 6.300%, 02/04/14	2,000,000	2,068,063
Diversified Financial Services (4.0%)
JPMorgan Chase & Co., 1.075%, 01/24/14 (c)	3,250,000	3,263,965
New York Life Global Funding, 5.375%, 09/15/13 (d)	500,000	505,262
		3,769,227
Insurance (3.8%)
MetLife Institutional Funding II, 0.374%, 09/12/13 (c) (d)	3,500,000	3,500,000
Industrials (4.2%)
Aerospace & Defense (4.2%)
United Technologies Corp., 0.545%, 12/02/13 (c)	3,885,000	3,890,440
Total corporate bonds & notes (cost: $13,227,730)		13,227,730
U.S. Government Obligations (35.4%)
Discount Notes (23.1%)
Federal Home Loan Mortgage Corporation (FHLMC)
0.046%, 08/06/13	2,500,000	2,499,888
0.051%, 07/26/13	2,000,000	1,999,931
0.056%, 07/10/13	2,000,000	1,999,973
0.063%, 07/29/13	2,500,000	2,499,879
0.081%, 09/03/13	2,500,000	2,499,644
Federal National Mortgage Association (FNMA)
0.030%, 08/13/13	2,000,000	1,999,928
0.041%, 07/02/13	1,500,000	1,499,998
0.051%, 07/02/13	1,977,000	1,976,997
0.051%, 08/05/13	2,000,000	1,999,903
0.056%, 07/17/13	2,500,000	2,499,939
		21,476,080
U.S. Treasury (12.3%)
U.S. Treasury Bill
0.010%, 07/11/13	2,500,000	2,499,993
0.027%, 07/18/13	1,500,000	1,499,981
0.032%, 08/01/13	2,000,000	1,999,945
0.035%, 09/05/13	2,500,000	2,499,842
0.040%, 08/29/13	3,000,000	2,999,806
		11,499,567
Total U.S. government obligations (cost: $32,975,647)		32,975,647

See accompanying notes to financial statements.

Advantus Money Market Fund
Investments in Securities – continued

	Shares/ Principal	Value(a)
Other Short-Term Investments (7.0%)
Asset Backed Securities (7.0%)
AmeriCredit Automobile Receivables Trust, 0.240%, 02/10/14	$404,585	$404,585
ARI Fleet Lease Trust, 0.260%, 04/15/14 (d)	576,674	576,674
CarMax Auto Owner Trust, 0.200%, 02/17/14	285,541	285,541
CCG Receivables Truste, 0.370%, 04/14/14 (d)	1,107,531	1,107,531
CNH Equipment Trust, 0.230%, 06/16/14	472,133	472,133
Enterprise Fleet Financing LLC, 0.325%, 09/20/13 (d)	19,818	19,818
Ford Credit Auto Owner Trust
0.200%, 03/15/14 (d)	186,337	186,337
0.210%, 05/15/14 (d)	999,143	999,143
Great America Leasing Receivables, 0.240%, 02/18/14 (d)	648,434	648,434
Hyundai Auto Receivables Trust, 0.200%, 02/18/14	446,034	446,034
Prestige Auto Receivables Trust, 0.280%, 04/15/14 (d)	340,021	340,021
Santander Drive Auto Receivables Trust, 0.250%, 05/15/14	518,079	518,079
Volvo Financial Equipment LLC, 0.260%, 04/15/14 (d)	491,109	491,109
Total other short-term investments (cost: $6,495,439)		6,495,439
Investment Companies (8.2%)
Federated Government Obligations Fund, current rate 0.010%	1,650,000	1,650,000
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	1,500,000	1,500,000
STIT-Government & Agency Portfolio, current rate 0.020%	3,500,357	3,500,357
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	1,033,234	1,033,234
Total investment companies (cost: $7,683,591)		7,683,591
Total investments in securities (cost: $93,058,155) (e)		93,058,155
Cash and other assets in excess of liabilities (0.1%)		101,137
Total net assets (100.0%)		$93,159,292

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 22.2% of the Fund's net assets as of June 30, 2013.

(c)  Variable rate security.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)  Also represents the cost of securities for federal income tax purposes at June 30, 2013.

See accompanying notes to financial statements.

Advantus Mortgage Securities Fund
Investments in Securities

June 30, 2013
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.6%)
Government Obligations (87.3%)
U.S. Government Agencies and Obligations (87.3%)
Export-Import Bank of the United States (0.7%)
Helios Leasing I LLC 1.825%, 05/16/25	$150,000	$144,016
2.018%, 05/29/24	240,631	236,021
Union 16 Leasing LLC, 1.863%, 01/22/25	245,308	237,170
		617,207
Federal Home Loan Mortgage Corporation (FHLMC) (18.6%)
2.500%, 04/01/28	493,603	497,236
3.000%, 08/01/42	212,232	207,195
3.000%, 12/01/42	405,681	396,055
3.000%, 01/01/43	491,580	480,043
3.000%, 02/01/43	1,169,663	1,143,337
3.000%, 04/01/43	1,488,421	1,453,795
3.500%, 10/01/25	315,197	332,397
3.500%, 05/01/32	526,676	544,670
3.500%, 01/01/42	453,769	462,396
3.500%, 03/01/42 (b)	1,820,100	1,849,252
3.500%, 08/01/42	476,701	484,303
3.500%, 12/01/42	971,488	985,394
4.000%, 09/01/40	639,142	672,060
4.000%, 03/01/41 (b)	776,794	818,681
4.500%, 04/01/23	115,124	121,246
4.500%, 07/15/33	32,098	32,468
4.500%, 09/01/40	576,383	607,457
4.500%, 01/01/41 (b)	787,735	842,562
4.500%, 03/01/41 (b)	729,613	782,313
5.000%, 03/01/23	131,876	140,690
5.000%, 05/01/29	116,402	124,377
5.000%, 08/01/35 (b)	172,252	184,202
5.000%, 11/01/35 (b)	140,620	150,375
5.000%, 11/01/39 (b)	1,100,590	1,220,341
5.000%, 03/01/40 (b)	673,434	749,913
5.500%, 06/01/20 (b)	180,511	194,751
5.500%, 10/01/20 (b)	274,857	298,444
5.500%, 11/01/23	304,302	329,900
5.500%, 05/01/34 (b)	393,424	435,568
6.000%, 09/01/22 (b)	220,055	242,604
6.000%, 11/01/33 (b)	477,415	531,937
6.250%, 12/15/23	203,842	227,116
6.500%, 11/01/32	116,181	132,165
		17,675,243
Federal National Mortgage Association (FNMA) (51.9%)
2.500%, 03/01/27	887,830	894,443
2.500%, 03/01/28	866,020	872,274
2.500%, 07/01/28 (c)	3,575,000	3,595,668
3.000%, 09/01/22	434,853	454,170
3.000%, 11/01/27	442,063	455,279
3.000%, 07/01/28 (c)	4,435,000	4,561,813
3.000%, 03/01/42	215,646	210,995
3.000%, 08/01/42	342,553	335,199
3.000%, 09/01/42	289,419	283,186
3.140%, 08/01/15 (b)	1,500,000	1,568,670
3.500%, 11/01/25	164,503	173,117
	Principal	Value(a)
3.500%, 01/01/26	$377,159	$396,854
3.500%, 07/01/28 (c)	1,430,000	1,489,434
3.500%, 12/01/32	476,531	490,888
3.500%, 11/01/40	377,752	384,516
3.500%, 01/01/41	735,520	747,976
3.500%, 11/01/41	667,957	679,676
3.500%, 05/01/42	399,267	406,847
3.500%, 03/01/43 (c)	483,369	492,002
3.500%, 07/01/43 (c)	3,700,000	3,756,078
4.000%, 06/25/23	424,477	453,589
4.000%, 04/01/41	233,049	244,335
4.000%, 07/01/43 (c)	1,445,000	1,505,340
4.500%, 04/01/21	16,884	17,902
4.500%, 11/01/23	115,400	123,913
4.500%, 07/25/24	605,000	650,412
4.500%, 04/01/25	293,332	311,034
4.500%, 05/01/35	676,114	717,234
4.500%, 07/01/35	524,782	557,016
4.500%, 09/01/37	622,439	660,294
5.000%, 05/01/18 (b)	253,088	270,307
5.000%, 10/01/20 (b)	133,803	142,914
5.000%, 06/25/23	479,840	525,872
5.000%, 10/25/33	91,709	94,637
5.000%, 11/01/33 (b)	598,802	647,792
5.000%, 03/01/34 (b)	1,431,959	1,547,289
5.000%, 05/01/34	154,522	166,873
5.000%, 12/01/34	127,160	137,563
5.000%, 04/01/35	201,278	217,367
5.000%, 07/01/35 (b)	1,266,802	1,367,883
5.000%, 03/01/38	395,763	435,680
5.000%, 06/01/39	485,043	537,986
5.000%, 12/01/39	562,957	629,822
5.000%, 06/01/40	231,894	255,502
5.000%, 04/01/41	406,301	452,094
5.500%, 02/01/18	148,663	158,876
5.500%, 03/01/18 (b)	326,561	345,688
5.500%, 08/01/23	197,230	214,097
5.500%, 02/01/24 (b)	240,578	263,095
5.500%, 04/01/33 (b)	673,056	750,982
5.500%, 05/01/33	63,489	69,486
5.500%, 01/01/34	143,009	156,516
5.500%, 02/01/34	93,143	101,928
5.500%, 04/01/34 (b)	301,749	330,840
5.500%, 05/01/34	37,728	41,366
5.500%, 09/01/34 (b)	375,271	412,958
5.500%, 10/01/34	229,760	251,153
5.500%, 01/01/35	360,415	401,181
5.500%, 02/01/35 (b)	581,902	647,899
5.500%, 06/01/35	38,604	42,103
5.500%, 08/01/35	202,940	222,398
5.500%, 10/01/35	119,107	133,127
5.500%, 11/01/35	47,594	51,908
5.500%, 09/01/36 (b)	525,465	576,123
5.500%, 05/01/38	19,169	20,790
6.000%, 09/01/32	42,803	47,307
6.000%, 10/01/32 (b)	708,144	794,653
6.000%, 11/01/32 (b)	565,831	635,206
6.000%, 03/01/33 (b)	601,243	670,528
6.000%, 04/01/33 (b)	203,795	227,586
6.000%, 12/01/33	145,280	162,795
6.000%, 08/01/34	192,387	211,982
6.000%, 09/01/34	103,068	113,529
6.000%, 11/01/34	43,430	47,188

See accompanying notes to financial statements.

Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
6.000%, 12/01/34 (b)	$482,093	$531,022
6.000%, 11/01/36	91,134	100,081
6.000%, 01/01/37	639,693	701,284
6.000%, 08/01/37	218,567	239,632
6.000%, 09/01/37	245,350	272,986
6.000%, 12/01/37	158,879	174,148
6.000%, 12/01/38	308,031	341,572
6.500%, 11/01/23	128,542	144,460
6.500%, 02/01/32 (b)	495,883	560,286
6.500%, 04/01/32 (b)	171,726	192,246
6.500%, 05/01/32	56,577	63,361
6.500%, 07/01/32 (b)	637,734	719,347
6.500%, 09/01/32	8,846	9,903
6.500%, 09/01/34	31,707	35,911
6.500%, 11/01/34	24,917	27,340
6.500%, 03/01/35 (b)	282,520	316,377
6.500%, 02/01/36	113,845	127,443
6.500%, 06/01/36	178,190	199,115
6.500%, 08/01/37	50,983	56,729
6.500%, 09/01/37 (b)	366,952	410,296
7.000%, 09/01/31 (b)	242,488	271,432
7.000%, 11/01/31	41,737	49,101
7.000%, 02/01/32 (b)	159,193	178,162
7.000%, 07/01/32 (b)	32,800	37,664
7.000%, 10/01/37	17,503	20,356
7.500%, 07/25/22	301,251	344,743
7.500%, 04/01/31	80,829	93,091
		49,241,111
Government National Mortgage Association (GNMA) (15.7%)
0.000%, 03/16/42 (d) (e)	1,310,396	13
0.485%, 06/17/45 (d) (e)	4,471,556	60,621
0.509%, 03/16/34 (d) (e)	2,996,308	22,787
0.643%, 07/16/40 (d) (e)	1,369,239	26,511
3.000%, 07/01/43 (c)	2,300,000	2,273,766
3.250%, 04/20/33	262,657	260,663
3.500%, 11/15/40	251,327	258,480
3.500%, 07/01/43 (c)	2,000,000	2,051,562
4.000%, 07/20/31	708,416	732,105
4.000%, 12/20/40	1,682,950	1,803,281
4.000%, 01/15/41	155,944	164,805
4.000%, 02/15/41	832,679	890,663
4.000%, 10/15/41	837,929	890,833
4.500%, 06/15/40	688,882	748,615
4.920%, 05/16/34	108,359	109,844
5.000%, 05/15/33 (b)	271,723	295,969
5.000%, 12/15/39	159,302	177,530
5.000%, 01/15/40	1,874,072	2,060,396
5.000%, 07/15/40	1,213,918	1,323,811
5.500%, 07/15/38 (b)	340,059	371,780
5.500%, 10/15/38	348,539	397,144
		14,921,179
U.S. Treasury (0.3%)
U.S. Treasury Note, 1.750%, 05/15/23	250,000	234,140
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	121,598	138,378
Total government obligations (cost: $82,194,610)		82,827,258
	Principal	Value(a)
Asset-Backed Securities (4.3%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (f)	$240,265	$202,963
Ally Auto Receivables Trust, 2.900%, 05/15/17 (g)	140,000	143,534
AmeriCredit Automobile Receivables Trust, 1.930%, 08/08/18	200,000	197,769
CarMax Auto Owner Trust, 4.650%, 08/17/15	100,000	102,101
Conseco Financial Corp., 8.300%, 11/15/19	19,188	19,328
Countryplace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (b) (d) (g) (h)	569,048	583,746
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (b) (d) (g)	500,668	507,767
Ford Credit Auto Owner Trust, 3.220%, 03/15/16	270,000	276,986
Huntington Auto Trust, 1.370%, 05/15/18	165,000	163,428
Origen Manufactured Housing 4.750%, 08/15/21	91,967	91,818
5.460%, 11/15/35 (d)	400,000	416,408
5.910%, 01/15/37	550,000	576,587
Santander Drive Auto Receivables Trust
1.810%, 04/15/19	505,000	490,348
3.010%, 04/16/18	195,000	200,265
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	66,129	68,213
Total asset-backed securities (cost: $4,048,695)		4,041,261
Other Mortgage-Backed Securities (5.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.3%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	253,385	235,965
BHN I Mortgage Fund 1.000%, 03/25/14 (d) (g) (h) (i) (j) (k)	10,000	—
7.540%, 05/31/17 (g) (h) (i) (j) (k)	425	—
7.916%, 07/01/14 (g) (h) (i) (j) (k)	50,980	—
Prudential Home Mortgage Securities
7.884%, 09/28/24 (d) (g)	3,149	2,571
7.900%, 04/28/22 (g)	70,646	61,945
Residential Accredit Loans, Inc., 6.250%, 03/25/14 (g)	5,953	5,742
Structured Adjustable Rate Mortgage Loan Trust, 5.228%, 11/25/35 (d)	746,250	35,142
Structured Asset Mortgage Investments, Inc., 2.608%, 05/02/30 (d)	12,990	4,697
		346,062

See accompanying notes to financial statements.

Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
Commercial Mortgage-Backed Securities (5.4%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	$448,618	$468,110
Asset Securitization Corp. 8.621%, 08/13/29 (e) (g) (h)	60,564	580
8.621%, 08/13/29 (d) (e)	91,236	874
Citigroup Commercial Mortgage Trust –, 01/12/18 (d) (g)	130,000	124,235
2.110%, 01/12/18 (d) (g)	223,332	223,726
Extended Stay America Trust, 2.295%, 12/05/31 (g) (i)	300,000	292,260
Hometown Commercial Mortgage, 5.506%, 11/11/38 (g) (h)	594,315	535,070
Irvine Core Office Trust, 2.068%, 05/15/48 (g)	496,542	480,626
JPMorgan Chase Commercial Mortgage Securities Corp. 2.212%, 12/05/27 (d) (e) (g) (h)	3,622,461	386,886
3.994%, 06/15/23 (c) (d)	250,000	252,500
3.905%, 05/05/30 (d) (g)	600,000	599,842
4.625%, 03/15/46 (d)	32,630	32,840
Morgan Stanley Capital I Trust 3.201%, 08/05/34 (g)	240,000	228,517
3.451%, 08/05/34 (g)	150,000	142,396
Multi Security Asset Trust, 5.880%, 11/28/35 (d) (g) (h) (i)	990,000	961,950
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (g)	7,045	7,048
Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37 (g)	387,391	356,710
		5,094,170
Total other mortgage-backed securities (cost: $6,488,962)		5,440,232
Corporate Obligations (0.3%)
Communications (0.2%)
Telecommunication (0.2%)
SBA Tower Trust, 2.240%, 04/15/18 (g)	220,000	215,413
Financial (0.1%)
Real Estate Investment Trust-Apartments (0.1%)
Essex Portfolio L.P., 3.250%, 05/01/23	100,000	92,118
Total corporate obligations (cost: $319,167)		307,531
Total long-term debt securities (cost: $93,051,434)		92,616,282
Short-Term Securities (23.5%)
U.S. Government Obligations (0.1%)
U.S. Treasury Bill, 0.107% 09/26/13	100,000	99,992
	Shares	Value(a)
Investment Companies (23.4%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	7,381,848	$7,381,848
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	9,800,000	9,800,000
STIT-Government & Agency Portfolio, current rate 0.020%	5,000,000	5,000,000
		22,181,848
Total short-term securities (cost: $22,281,823)		22,281,840
Total investments in securities (cost: $115,333,257) (l)		114,898,122
Liabilities in excess of cash and other assets (-21.1%)		(20,014,605)
Total net assets (100.0%)		$94,883,517

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  All or portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2013.

(c)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2013 the total cost of investments issued on a when-issued or forward commitment basis was $20,212,933.

(d)  Variable rate security.

(e)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)  Step rate security.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(h)  Illiquid security. (See Note 5.)

(i)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)  Foreign security: The Fund held 0.0% of net assets in foreign securities at June 30, 2013.

(k)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(l)  At June 30, 2013 the cost of securities for federal income tax purposes was $116,280,631. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,492,239
Gross unrealized depreciation	(3,874,748)
Net unrealized depreciation	$(1,382,509)

See accompanying notes to financial statements.

Advantus Real Estate Securities Fund
Investments in Securities

June 30, 2013
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (0.6%)
Starwood Hotels & Resorts Worldwide, Inc.	11,200	$707,728
Household Durables (0.8%)
Lennar Corp. — Class A	10,000	360,400
Toll Brothers, Inc. (b)	18,900	616,707
		977,107
Financial (95.4%)
Diversified REIT's (2.6%)
Spirit Realty Capital, Inc.	25,800	457,176
Vornado Realty Trust	30,786	2,550,620
		3,007,796
Industrial REIT's (5.3%)
EastGroup Properties, Inc.	20,500	1,153,535
ProLogis, Inc.	124,281	4,687,879
Pure Industrial Real Estate Trust (c)	77,500	337,931
		6,179,345
Mortgage REIT's (1.0%)
Blackstone Mortgage Trust, Inc. – Class A	15,200	375,440
Colony Financial, Inc.	38,600	767,754
		1,143,194
Office REIT's (15.9%)
BioMed Realty Trust, Inc.	78,000	1,577,940
Boston Properties, Inc.	45,283	4,775,998
Brandywine Realty Trust	55,900	755,768
CyrusOne, Inc.	23,300	483,242
Digital Realty Trust, Inc.	40,958	2,498,438
Duke Realty Corp.	101,400	1,580,826
Dundee Real Estate Investment Trust — Class A (c)	6,100	188,733
Hudson Pacific Properties, Inc.	45,800	974,624
Kilroy Realty Corp.	39,236	2,079,900
Parkway Properties, Inc.	63,500	1,064,260
SL Green Realty Corp.	30,571	2,696,057
		18,675,786
Real Estate Operating Company (0.9%)
Forest City Enterprises, Inc. — Class A (b)	58,400	1,045,944
Residential REIT's (18.5%)
American Campus Communities, Inc.	37,200	1,512,552
Apartment Investment & Management Co. — Class A	38,700	1,162,548
AvalonBay Communities, Inc.	34,200	4,613,922
Camden Property Trust	34,200	2,364,588
Campus Crest Communities, Inc.	29,200	336,968
Colonial Properties Trust	18,500	446,220
Equity Residential	82,600	4,795,756
Essex Property Trust, Inc.	16,916	2,688,291
	Shares	Value(a)
Mid-America Apartment Communities, Inc.	25,600	$1,734,912
Post Properties, Inc.	40,200	1,989,498
		21,645,255
Retail REIT's (27.3%)
Acadia Realty Trust	46,636	1,151,443
Agree Realty Corp.	33,884	1,000,256
Amreit, Inc.	20,212	390,900
CBL & Associates Properties, Inc.	86,300	1,848,546
DDR Corp.	137,000	2,281,050
Federal Realty Investment Trust	11,000	1,140,480
General Growth Properties, Inc.	132,600	2,634,762
Kimco Realty Corp.	116,400	2,494,452
Kite Realty Group Trust	125,500	756,765
RioCan Real Estate Investment Trust (c)	43,100	1,032,406
Simon Property Group, Inc.	73,579	11,619,595
Tanger Factory Outlet Centers	50,100	1,676,346
Taubman Centers, Inc.	18,500	1,390,275
The Macerich Co.	40,769	2,485,686
		31,902,962
Specialized REIT's (23.9%)
American Tower Corp.	14,032	1,026,721
CubeSmart	88,821	1,419,360
EPR Properties	7,700	387,079
HCP, Inc.	76,100	3,457,984
Health Care REIT, Inc.	57,100	3,827,413
Hersha Hospitality Trust	89,279	503,533
Host Hotels & Resorts, Inc.	162,746	2,745,525
LaSalle Hotel Properties	23,301	575,535
Plum Creek Timber Co., Inc.	6,600	308,022
Public Storage	37,400	5,734,542
Rayonier, Inc.	9,600	531,744
Sovran Self Storage, Inc.	19,400	1,256,926
Summit Hotel Properties, Inc.	116,900	1,104,705
Sunstone Hotel Investors, Inc. (b)	65,100	786,408
Ventas, Inc.	62,396	4,334,026
		27,999,523
Health Care (0.8%)
Health Care Providers & Services (0.8%)
Brookdale Senior Living, Inc. (b)	33,100	875,164
Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
SBA Communications Corp. — Class A (b)	10,000	741,200
Total common stocks (cost: $84,717,160)		114,901,004
Preferred Stocks (0.5%)
Financial (0.5%)
Office REIT's (0.1%)
Digital Realty Trust, Inc. Series E	4,000	102,400
Specialized REIT's (0.4%)
Pebblebrook Hotel Trust Series B	20,700	538,821
Total preferred stocks (cost: $615,827)		641,221

See accompanying notes to financial statements.

Advantus Real Estate Securities Fund
Investments in Securities – continued

	Shares	Value(a)
Short-Term Securities (0.7%)
Investment Company (0.7%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	834,777	$834,777
Total short-term securities (cost: $834,777)		834,777
Total investments in securities (cost: $86,167,764) (d)		116,377,002
Cash and other assets in excess of liabilities (0.6%)		673,319
Total net assets (100.0%)		$117,050,321

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 1.3% of net assets in foreign securities at June 30, 2013.

(d)  At June 30, 2013 the cost of securities for federal income tax purposes was $86,986,780. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$30,147,879
Gross unrealized depreciation	(757,657)
Net unrealized appreciation	$29,390,222

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2013

(Unaudited)

	Advantus Bond Fund	Advantus Index 400 Mid-Cap Fund	Advantus Index 500 Fund	Advantus International Bond Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$374,542,320	$205,635,346	$503,683,621	$122,910,406
Affiliated issuers[1]	–	–	–	–
Cash in bank on demand deposit	–	–	4,064	–
Foreign currency in bank on deposit (identified cost $1,435,049 for Advantus International Bond Fund)	–	–	–	1,430,303
Receivable for Fund shares sold	82,005	153,843	265,562	–
Receivable for investment securities sold (including paydowns)	–	2,220	1,015,155	–
Receivable for investment securities sold on a forward – commitment basis (note 2)	3,821,091	–	–	–
Dividends and accrued interest receivable	2,604,414	185,343	606,571	1,428,820
Receivable for refundable foreign income taxes withheld	136	–	–	310,454
Receivable from Adviser (note 4)	–	–	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	–	–	–	3,882,124
Variation margin receivable	20,422	–	–	–
Prepaid expenses	5,144	2,424	6,191	1,638
Total assets	381,075,532	205,979,176	505,581,164	129,963,745
Liabilities
Bank overdraft	–	–	–	–
Payable for Fund shares repurchased	–	21,987	95,644	158,805
Payable for investment securities purchased	1,779,223	730,920	–	–
Payable for investment securities purchased on a forward – commitment basis (note 2)	23,553,502	–	–	–
Payable to Adviser	189,517	68,209	164,135	88,040
Accrued expenses	52,831	53,338	76,366	53,171
Unrealized depreciation on forward foreign currency contracts held, at value	–	–	–	1,697,369
Variation margin payable	–	13,292	60,563	–
Total liabilities	25,575,073	887,746	396,708	1,997,385
Net assets applicable to outstanding capital stock	$355,500,459	$205,091,430	$505,184,456	$127,966,360
Represented by:
Paid in capital**	$359,576,774	$132,748,577	$176,985,040	$114,522,311
Retained earnings (deficit)	(4,076,315)	72,342,853	328,199,416	13,444,049
Total	$355,500,459	$205,091,430	$505,184,456	$127,966,360
Net assets by class:
Class 1	$4,089,473	$10,344,326	$29,407,396	$665,486
Class 2	351,410,986	194,747,104	475,777,060	127,300,874
Net asset value per share of outstanding capital stock by class:
Class 1	1.994	2.857	5.873	2.403
Class 2	1.972	2.826	5.808	2.376
* Identified cost	$369,964,314	$145,597,150	$212,763,446	$120,116,014
** Shares outstanding by class:
Class 1	2,050,574	3,620,122	5,006,980	276,962
Class 2	178,188,325	68,920,369	81,920,426	53,579,830

1  See Note 8 for information on affiliated issuers.

See accompanying notes to financial statements.

	Advantus Managed Volatility Fund		Advantus Money Market Fund		Advantus Mortgage Securities Fund	Advantus Real Estate Securities Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$14,545,378		$93,058,155	$114,898,122	$116,377,002
Affiliated issuers[1]		12,224,387		–	–	–
Cash in bank on demand deposit		–		65	–	–
Foreign currency in bank on deposit (identified cost $1,435,049 for Advantus International Bond Fund)		–		–	–	–
Receivable for Fund shares sold		90,856		56,843	69,479	59,548
Receivable for investment securities sold (including paydowns)		–		–	–	574,976
Receivable for investment securities sold on a forward – commitment basis (note 2)		–		–	2,748,025	–
Dividends and accrued interest receivable		105,743		72,354	298,274	361,065
Receivable for refundable foreign income taxes withheld		–		–	–	–
Receivable from Adviser (note 4)		–		16,531	–	–
Unrealized appreciation on forward foreign currency contracts held, at value		–		–	–	–
Variation margin receivable		–		–	–	–
Prepaid expenses		–		1,397	1,455	1,416
Total assets		26,966,364		93,205,345	118,015,355	117,374,007
Liabilities
Bank overdraft		–		–	–	2,000
Payable for Fund shares repurchased		–		–	–	–
Payable for investment securities purchased		–		–	–	189,736
Payable for investment securities purchased on a forward – commitment basis (note 2)		–		–	23,039,403	–
Payable to Adviser		9,862		–	47,826	93,795
Accrued expenses		9,010		46,053	44,609	38,155
Unrealized depreciation on forward foreign currency contracts held, at value		–		–	–	–
Variation margin payable		1,825		–	–	–
Total liabilities		20,697		46,053	23,131,838	323,686
Net assets applicable to outstanding capital stock		$26,945,667		$93,159,292	$94,883,517	$117,050,321
Represented by:
Paid in capital**		$27,635,988		$93,199,719	$121,506,726	$76,597,973
Retained earnings (deficit)		(690,321)		(40,427)	(26,623,209)	40,452,348
Total		$26,945,667		$93,159,292	$94,883,517	$117,050,321
Net assets by class:
Class 1	$	N/A	$	N/A	$900,519	$3,251,816
Class 2		26,945,667		93,159,292	93,982,998	113,798,505
Net asset value per share of outstanding capital stock by class:
Class 1		N/A		N/A	1.730	3.236
Class 2		9.742		1.000	1.711	3.200
* Identified cost		$27,179,423		$93,058,155	$115,333,257	$86,167,764
** Shares outstanding by class:
Class 1		N/A		N/A	520,574	1,004,919
Class 2		2,765,904		93,201,784	54,943,558	35,566,183

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2013

(Unaudited)

	Advantus Bond Fund	Advantus Index 400 Mid-Cap Fund	Advantus Index 500 Fund	Advantus International Bond Fund
Investment Income
Interest (net of foreign withholding taxes of $78,945 for Advantus International Bond Fund)[2]	$6,464,671	$59	$–	$2,641,325
Dividends (net of foreign withholding taxes of $1,739 and $5,233 for Advantus Index 500 Fund and Advantus Real Estate Securities Fund)	851	1,287,651	4,954,524	404
Total investment income	6,465,522	1,287,710	4,954,524	2,641,729
Expenses (note 4):
Investment advisory fee	723,151	150,950	358,865	393,803
Rule 12b-1 fees – class 2	447,190	240,073	574,359	163,286
Shareholder servicing fee	84,859	34,378	57,920	41,112
Audit and accounting services	25,693	23,786	22,934	30,063
Administrative services fee	27,368	19,544	19,544	28,486
Legal fees	18,484	18,120	22,092	18,264
Custodian fees	5,543	4,167	9,378	66,245
Printing and shareholder reports	7,359	7,359	7,359	7,359
Trustee's fees	8,533	8,533	8,533	8,533
S&P Licensing fee	–	9,138	19,836	–
Insurance	5,466	2,662	6,629	1,824
Other	9,308	5,076	10,820	3,862
Total expenses before waiver	1,362,954	523,786	1,118,269	762,837
Less waiver (note 4)	–	–	–	–
Total expenses net of waiver	1,362,954	523,786	1,118,269	762,837
Investment income – net	5,102,568	763,924	3,836,255	1,878,892
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	502,688	5,800,755	6,963,506	(137,910)
Affiliated issuers[3]	–	–	–	–
Written options transactions	–	–	–	–
Foreign currency transactions	–	–	–	2,183,336
Net increase from litigation payments	–	49,261	5,880	–
Futures transactions	162,060	724,021	1,503,444	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	(11,902,367)	19,163,454	47,116,640	(7,057,580)
Affiliated issuers[3]	–	–	–	–
Options written	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	–	(341,289)
Futures transactions	347,266	(77,450)	(18,597)	–
Net gains (losses) on investments	(10,890,353)	25,660,041	55,570,873	(5,353,443)
Net increase (decrease) in net assets resulting from operations	$(5,787,785)	$26,423,965	$59,407,128	$(3,474,551)

1  The Fund commenced operations on May 1, 2013. Disclosure represents 2 months of information.

2  All income is from unaffiliated issuers.

3  See Note 8 for information on affiliated issuers

See accompanying notes to financial statements.

	Advantus Managed Volatility Fund[1]	Advantus Money Market Fund	Advantus Mortgage Securities Fund	Advantus Real Estate Securities Fund
Investment Income
Interest (net of foreign withholding taxes of $78,945 for Advantus International Bond Fund)[2]	$35,749	$64,814	$1,068,108	$–
Dividends (net of foreign withholding taxes of $1,739 and $5,233 for Advantus Index 500 Fund and Advantus Real Estate Securities Fund)	52	–	1,042	713,138
Total investment income	35,801	64,814	1,069,150	713,138
Expenses (note 4):
Investment advisory fee	27,815	147,063	190,985	411,809
Rule 12b-1 fees – class 2	10,698	122,552	118,447	143,226
Shareholder servicing fee	3,673	45,769	33,145	32,488
Audit and accounting services	5,039	24,113	27,662	19,983
Administrative services fee	2,204	27,368	29,604	18,426
Legal fees	3,366	18,120	19,462	18,120
Custodian fees	245	3,216	2,660	6,032
Printing and shareholder reports	1,571	7,359	7,359	7,359
Trustee's fees	1,433	8,534	8,533	8,533
S&P Licensing fee	–	–	–	–
Insurance	512	1,486	1,490	1,574
Other	775	7,577	3,609	3,586
Total expenses before waiver	57,331	413,157	442,956	671,136
Less waiver (note 4)	(23,028)	(348,343)	–	–
Total expenses net of waiver	34,303	64,814	442,956	671,136
Investment income – net	1,498	–	626,194	42,002
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)
Unaffiliated issuers	(5,100)	(194)	(245,877)	6,603,008
Affiliated issuers[3]	–	–	–	–
Written options transactions	–	–	–	37,331
Foreign currency transactions	–	–	–	126
Net increase from litigation payments	–	–	–	–
Futures transactions	(268,382)	–	17,021	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers	(634,045)	–	(2,218,301)	(1,972,905)
Affiliated issuers[3]	224,387	–	–	–
Options written	–	–	–	(18,682)
Translation of assets and liabilities in foreign currency	–	–	–	(26)
Futures transactions	(8,679)	–	(7,692)	–
Net gains (losses) on investments	(691,819)	(194)	(2,454,849)	4,648,852
Net increase (decrease) in net assets resulting from operations	$(690,321)	$(194)	$(1,828,655)	$4,690,854

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2013 and year ended December 31, 2012

(Unaudited)

	Advantus Bond Fund		Advantus Index 400 Mid-Cap Fund
	2013	2012	2013	2012
Operations:
Investment income – net	$5,102,568	$8,773,870	$763,924	$1,782,708
Net realized gains (losses) on investments	664,748	6,556,284	6,574,037	6,998,868
Net change in unrealized appreciation or depreciation of investments	(11,555,101)	10,704,138	19,086,004	19,384,933
Net increase (decrease) in net assets resulting from operations	(5,787,785)	26,034,292	26,423,965	28,166,509
Capital stock transactions:
Proceeds from sales
Class 1	1,361,393	2,739,203	2,887,152	6,256,048
Class 2	6,803,727	6,312,647	886,399	4,770,300
Payments for redemption of shares
Class 1	(365,478)	(63,922)	(323,376)	(46,636)
Class 2	(9,782,708)	(31,461,465)	(12,026,722)	(17,801,792)
Increase (decrease) in net assets from capital stock transactions	(1,983,066)	(22,473,537)	(8,576,547)	(6,822,080)
Total increase (decrease) in net assets	(7,770,851)	3,560,755	17,847,418	21,344,429
Net assets at beginning of year	363,271,310	359,710,555	187,244,012	165,899,583
Net assets at end of year	$355,500,459	$363,271,310	$205,091,430	$187,244,012
Capital share transactions:
Proceeds from sales
Class 1	670,665	1,367,247	1,069,937	2,568,260
Class 2	3,385,961	3,272,796	321,592	2,021,510
Net change from capital transactions	4,056,626	4,640,043	1,391,529	4,589,770
Payments for redemption of shares
Class 1	(179,046)	(32,453)	(115,400)	(19,679)
Class 2	(4,862,817)	(16,154,230)	(4,449,217)	(7,532,723)
Net change from capital transactions	(5,041,863)	(16,186,683)	(4,564,617)	(7,552,402)

1  The Fund commenced operations on May 1, 2013.

See accompanying notes to financial statements.

	Advantus Index 500 Fund		Advantus International Bond Fund		Advantus Managed Volatility Fund[1]
	2013	2012	2013	2012	2013
Operations:
Investment income – net	$3,836,255	$8,060,021	$1,878,892	$4,205,351	$1,498
Net realized gains (losses) on investments	8,472,830	28,540,636	2,045,426	3,105,183	(273,482)
Net change in unrealized appreciation or depreciation of investments	47,098,043	27,005,840	(7,398,869)	10,565,721	(418,337)
Net increase (decrease) in net assets resulting from operations	59,407,128	63,606,497	(3,474,551)	17,876,255	(690,321)
Capital stock transactions:
Proceeds from sales
Class 1	17,322,388	11,287,870	113,358	158,992	–
Class 2	11,247,489	5,984,884	6,643,437	6,583,243	27,651,794
Payments for redemption of shares
Class 1	(1,440,330)	(365,932)	(37,096)	(23,915)	–
Class 2	(25,570,297)	(55,696,365)	(3,475,194)	(7,779,543)	(15,806)
Increase (decrease) in net assets from capital stock transactions	1,559,250	(38,789,543)	3,244,505	(1,061,223)	27,635,988
Total increase (decrease) in net assets	60,966,378	24,816,954	(230,046)	16,815,032	26,945,667
Net assets at beginning of year	444,218,078	419,401,124	128,196,406	111,381,374	0
Net assets at end of year	$505,184,456	$444,218,078	$127,966,360	$128,196,406	$26,945,667
Capital share transactions:
Proceeds from sales
Class 1	3,032,775	2,210,966	45,623	69,713	–
Class 2	2,014,597	1,220,535	2,683,587	2,866,307	2,767,472
Net change from capital transactions	5,047,372	3,431,501	2,729,210	2,936,020	2,767,472
Payments for redemption of shares
Class 1	(256,236)	(74,748)	(14,641)	(10,347)	–
Class 2	(4,680,527)	(11,171,480)	(1,403,301)	(3,428,373)	(1,568)
Net change from capital transactions	(4,936,763)	(11,246,228)	(1,417,942)	(3,438,720)	(1,568)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2013 and year ended December 31, 2012

(Unaudited)

	Advantus Money Market Fund		Advantus Mortgage Securities Fund
	2013	2012	2013	2012
Operations:
Investment income – net	$–	$–	$626,194	$2,004,008
Net realized gains (losses) on investments	(194)	1,056	(228,856)	(297,495)
Net change in unrealized appreciation or depreciation of investments	–	–	(2,225,993)	1,788,449
Net increase (decrease) in net assets resulting from operations	(194)	1,056	(1,828,655)	3,494,962
Capital stock transactions (note 6):
Proceeds from sales
Class 1	–	–	454,171	376,661
Class 2	33,946,213	19,115,133	2,434,832	2,126,896
Payments for redemption of shares
Class 1	–	–	(60,902)	(61,398)
Class 2	(36,644,519)	(31,373,396)	(3,539,179)	(13,762,967)
Increase (decrease) in net assets from capital stock transactions	(2,698,306)	(12,258,263)	(711,078)	(11,320,808)
Total increase in net assets	(2,698,500)	(12,257,207)	(2,539,733)	(7,825,846)
Net assets at beginning of year	95,857,792	108,114,999	97,423,250	105,249,096
Net assets at end of year	$93,159,292	$95,857,792	$94,883,517	$97,423,250
Capital share transactions:
Proceeds from sales
Class 1	–	–	259,003	215,890
Class 2	33,946,213	19,115,133	1,402,988	1,235,697
Net change from capital transactions	33,946,213	19,115,133	1,661,991	1,451,587
Payments for redemption of shares
Class 1	–	–	(34,450)	(35,515)
Class 2	(36,644,519)	(31,373,396)	(2,032,634)	(8,012,264)
Net change from capital transactions	(36,644,519)	(31,373,396)	(2,067,084)	(8,047,779)

See accompanying notes to financial statements.

	Advantus Real Estate Securities Fund
	2013	2012
Operations:
Investment income – net	$42,002	$1,240,900
Net realized gains (losses) on investments	6,640,465	10,823,963
Net change in unrealized appreciation or depreciation of investments	(1,991,613)	5,160,286
Net increase (decrease) in net assets resulting from operations	4,690,854	17,225,149
Capital stock transactions (note 6):
Proceeds from sales
Class 1	765,233	2,099,330
Class 2	4,713,002	3,544,726
Payments for redemption of shares
Class 1	(148,022)	(156,516)
Class 2	(3,819,572)	(10,765,593)
Increase (decrease) in net assets from capital stock transactions	1,510,641	(5,278,053)
Total increase in net assets	6,201,495	11,947,096
Net assets at beginning of year	110,848,826	98,901,730
Net assets at end of year	$117,050,321	$110,848,826
Capital share transactions:
Proceeds from sales
Class 1	236,498	691,715
Class 2	1,440,468	1,199,384
Net change from capital transactions	1,676,966	1,891,099
Payments for redemption of shares
Class 1	(45,055)	(52,818)
Class 2	(1,172,481)	(3,721,130)
Net change from capital transactions	(1,217,536)	(3,773,948)

Securian Funds Trust
Financial Highlights

Advantus Bond Fund

	Class 1 Shares
	Six months ended June 30, 2013		For the year ended December 31,				Inception(a) to December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$2.024		$1.880	$1.736	$1.583	$1.370	$1.580
Income from investment operations:
Net investment income (b)	.031		.055	.045	.067	.077	.070
Net gains (losses) on securities (both realized and unrealized)	(.061)		.089	.099	.086	.136	(.280)
Total from investment operations	(.030)		.144	.144	.153	.213	(.210)
Net asset value, end of period	$1.994		$2.024	$1.880	$1.736	$1.583	$1.370
Total return (c)	(1.49)%		7.69%	8.30%	9.69%	15.85%	(13.53)%
Net assets, end of period (in thousands)	$4,089		$3,156	$421	$331	$194	$115
Ratios to average net assets:
Expenses (d)	.51	%(e)	.51%	.50%	.50%	.51%	.50	%(e)
Net investment income	3.08	%(e)	2.77%	2.48%	3.94%	5.27%	5.35	%(e)
Portfolio turnover rate (excluding short-term securities)	121.0%		205.5%	270.5%	247.1%	266.4%	229.6%
	Class 2 Shares
	Six months ended June 30, 2013		Year ended December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$2.004		$1.866	$1.727	$1.579	$1.370	$1.580
Income from investment operations:
Net investment income (b)	.028		.047	.041	.064	.073	.080
Net gains on securities (both realized and unrealized)	(.060)		.091	.098	.084	.136	(.290)
Total from investment operations	(.032)		.138	.139	.148	.209	(.210)
Net asset value, end of period	$1.972		$2.004	$1.866	$1.727	$1.579	$1.370
Total return (c)	(1.61)%		7.42%	8.03%	9.41%	15.57%	(13.52)%
Net assets, end of period (in thousands)	$351,411		$360,115	$359,289	$365,923	$346,750	$334,782
Ratios to average net assets:
Expenses (d)	.76	%(e)	.76%	.75%	.75%	.76%	.75%
Net investment income	2.82	%(e)	2.41%	2.26%	3.79%	5.04%	5.10%
Portfolio turnover rate (excluding short-term securities)	121.0%		205.5%	270.5%	247.1%	266.4%	229.6%

(a)  The Class 1 shares of the Bond Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2013		For the year ended December 31,				Inception(a) to December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$2.497		$2.124	$2.168	$1.717	$1.260	$1.840
Income from investment operations:
Net investment income (b)	.014		.040	.021	.019	.018	.020
Net gains (losses) on securities (both realized and unrealized)	.346		.333	(.065)	.432	.439	(.600)
Total from investment operations	.360		.373	(.044)	.451	.457	(.580)
Net asset value, end of period	$2.857		$2.497	$2.124	$2.168	$1.717	$1.260
Total return (c)	14.44%		17.54%	(2.02)%	26.24%	36.77%	(31.84)%
Net assets, end of period (in thousands)	$10,344		$6,656	$249	$179	$88	$24
Ratios to average net assets:
Expenses (d)	.28	%(e)	.31%	.29%	.31%	.34%	.32	%(e)
Net investment income	1.02	%(e)	1.65%	1.09%	1.02%	1.22%	1.33	%(e)
Portfolio turnover rate (excluding short-term securities)	4.1%		8.0%	16.3%	13.2%	20.2%	24.0%
	Class 2 Shares
	Six months ended June 30, 2013		Year ended December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$2.472		$2.109	$2.157	$1.713	$1.260	$1.980
Income from investment operations:
Net investment income (b)	.010		.023	.015	.014	.014	.020
Net gains on securities (both realized and unrealized)	.344		.340	(.063)	.430	.439	(.740)
Total from investment operations	.354		.363	(.048)	.444	.453	(.720)
Net asset value, end of period	$2.826		$2.472	$2.109	$2.157	$1.713	$1.260
Total return (c)	14.30%		17.24%	(2.26)%	25.93%	36.43%	(36.54)%
Net assets, end of period (in thousands)	$194,747		$180,588	$165,651	$182,525	$146,307	$112,397
Ratios to average net assets:
Expenses (d)	.53	%(e)	.56%	.54%	.56%	.60%	.57%
Net investment income	.75	%(e)	.99%	.82%	.74%	1.01%	1.08%
Portfolio turnover rate (excluding short-term securities)	4.1%		8.0%	16.3%	13.2%	20.2%	24.0%

(a)  The Class 1 shares of the Index 400 Mid-Cap Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2013		For the year ended December 31,				Inception(a) to December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$5.167		$4.465	$4.384	$3.818	$3.030	$4.400
Income from investment operations:
Net investment income (b)	.055		.111	.083	.072	.065	.060
Net gains (losses) on securities (both realized and unrealized)	.651		.591	(.002)	.494	.723	(1.430)
Total from investment operations	.706		.702	.081	.566	.788	(1.370)
Net asset value, end of period	$5.873		$5.167	$4.465	$4.384	$3.818	$3.030
Total return (c)	13.68%		15.71%	1.85%	14.82%	26.18%	(31.26)%
Net assets, end of period (in thousands)	$29,407		$11,524	$421	$252	$130	$24
Ratios to average net assets:
Expenses (d)	.23	%(e)	.24%	.23%	.22%	.23%	.22	%(e)
Net investment income	1.94	%(e)	2.19%	1.88%	1.82%	1.93%	2.10	%(e)
Portfolio turnover rate (excluding short-term securities)	2.3%		2.6%	4.6%	4.1%	6.7%	4.6%
	Class 2 Shares
	Six months ended June 30, 2013		Year ended December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$5.115		$4.432	$4.362	$3.809	$3.030	$4.820
Income from investment operations:
Net investment income (b)	.044		.088	.070	.061	.058	.080
Net gains on securities (both realized and unrealized)	.649		.595	–	.492	.721	(1.870)
Total from investment operations	.693		.683	.070	.553	.779	(1.790)
Net asset value, end of period	$5.808		$5.115	$4.432	$4.362	$3.809	$3.030
Total return (c)	13.54%		15.42%	1.59%	14.54%	25.87%	(37.21)%
Net assets, end of period (in thousands)	$475,777		$432,694	$418,980	$452,113	$449,613	$372,627
Ratios to average net assets:
Expenses (d)	.48	%(e)	.49%	.48%	.47%	.48%	.47%
Net investment income	1.59	%(e)	1.80%	1.60%	1.55%	1.81%	1.85%
Portfolio turnover rate (excluding short-term securities)	2.3%		2.6%	4.6%	4.1%	6.7%	4.6%

(a)  The Class 1 shares of the Index 500 Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2013		For the year ended December 31,				Inception(a) to December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$2.464		$2.115	$2.116	$1.853	$1.570	$1.540
Income from investment operations:
Net investment income (b)	.039		.086	.089	.094	.070	.050
Net gains (losses) on securities (both realized and unrealized)	(.100)		.263	(.090)	.169	.213	(.020)
Total from investment operations	(.061)		.349	(.001)	.263	.283	.030
Net asset value, end of period	$2.403		$2.464	$2.115	$2.116	$1.853	$1.570
Total return (c)	(2.49)%		16.49%	(0.01)%	14.19%	17.85%	2.34%
Net assets, end of period (in thousands)	$665		$606	$395	$293	$138	$60
Ratios to average net assets:
Expenses (d)	.91	%(e)	.94%	.95%	.95%	.99%	1.00	%(e)
Net investment income	3.11	%(e)	3.76%	4.07%	4.65%	4.08%	3.38	%(e)
Portfolio turnover rate (excluding short-term securities)	3.3%		38.8%	18.8%	11.0%	56.5%	103.8%
	Class 2 Shares
	Six months ended June 30, 2013		Year ended December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$2.440		$2.100	$2.105	$1.848	$1.570	$1.510
Income from investment operations:
Net investment income (b)	.035		.079	.083	.086	.065	.050
Net gains on securities (both realized and unrealized)	(.099)		.261	(.088)	.171	.213	.010
Total from investment operations	(.064)		.340	(.005)	.257	.278	.060
Net asset value, end of period	$2.376		$2.440	$2.100	$2.105	$1.848	$1.570
Total return (c)	(2.61)%		16.20%	(0.26)%	13.90%	17.56%	4.23%
Net assets, end of period (in thousands)	$127,301		$127,590	$110,987	$111,685	$96,098	$93,006
Ratios to average net assets:
Expenses (d)	1.16	%(e)	1.19%	1.20%	1.19%	1.23%	1.25%
Net investment income	2.86	%(e)	3.51%	3.85%	4.28%	3.82%	3.13%
Portfolio turnover rate (excluding short-term securities)	3.3%		38.8%	18.8%	11.0%	56.5%	103.8%

(a)  The Class 1 shares of the International Bond Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus Managed Volatility Fund

	Six months ended June 30, 2013(a) (unaudited)
Net asset value, beginning of period	$10.000
Income from investment operations:
Net investment income (b)	.001
Net gains on securities (both realized and unrealized)	(.259)
Total from investment operations	(.258)
Net asset value, end of period	$9.742
Total return (c)	(2.58)%
Net assets, end of period (in thousands)	$26,946
Ratios to average net assets:
Expenses before waiver (d)	1.34	%(e)
Expenses net of waiver (d)	.80	%(e)
Net investment income	.04	%(e)
Portfolio turnover rate (excluding short-term securities)	29.8%

(a)  The Fund commenced operations on May 1, 2013. Disclosure represents 2 months of information.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus Money Market Fund

	Six months ended June 30, 2013		Year ended December 31,
	(unaudited)		2012		2011		2010		2009		2008
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income (a)	–		–		–		–		.003		.020
Total from investment operations	–		–		–		–		.003		.020
Dividends from net investment income	–		–		–		–	(b)	(.003)		(.020)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return (c)	–%		–%		–%		0.03%		0.27%		1.95%
Net assets, end of period (in thousands)	$93,159		$95,858		$108,115		$106,901		$114,369		$149,089
Ratios to average net assets:
Expenses before waiver (d)	.84%		.83%		.69%		.78%		.77%		.68%
Expenses net of waiver (d)	.13	%(e)(f)	.17	%(e)	.14	%(e)	.23	%(e)	.65	%(e)	.68%
Net investment income	–	%(f)	–%		–%		–%		.32%		1.88%

(a)  Based on average shares outstanding during the year.

(b)  Amount represents less than $0.0005 per share

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see note 4)

(f)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus Mortgage Securities Fund

	Class 1 Shares
	Six months ended June 30, 2013		For the year ended December 31,				Inception(a) to December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$1.761		$1.698	$1.587	$1.482	$1.370	$1.580
Income from investment operations:
Net investment income (b)	.013		.038	.025	.048	.068	.070
Net gains (losses) on securities (both realized and unrealized)	(.044)		.025	.086	.057	.044	(.280)
Total from investment operations	(.031)		.063	.111	.105	.112	(.210)
Net asset value, end of period	$1.730		$1.761	$1.698	$1.587	$1.482	$1.370
Total return (c)	(1.78)%		3.75%	7.00%	7.02%	8.32%	(13.32)%
Net assets, end of period (in thousands)	$901		$521	$196	$157	$78	$49
Ratios to average net assets:
Expenses (d)	.68	%(e)	.68%	.63%	.62%	.66%	.56	%(e)
Net investment income	1.48	%(e)	2.18%	1.54%	3.08%	4.78%	5.43	%(e)
Portfolio turnover rate (excluding short-term securities)	178.90%		231.3%	241.8%	252.0%	209.6%	127.5%
	Class 2 Shares
	Six months ended June 30, 2013		Year ended December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$1.744		$1.685	$1.579	$1.479	$1.370	$1.570
Income from investment operations:
Net investment income (b)	.011		.034	.022	.046	.066	.080
Net gains on securities (both realized and unrealized)	(.044)		.025	.084	.054	.043	(.280)
Total from investment operations	(.033)		.059	.106	.100	.109	(.200)
Net asset value, end of period	$1.711		$1.744	$1.685	$1.579	$1.479	$1.370
Total return (c)	(1.90)%		3.49%	6.73%	6.76%	8.05%	(12.97)%
Net assets, end of period (in thousands)	$93,983		$96,902	$105,053	$112,343	$117,316	$132,613
Ratios to average net assets:
Expenses (d)	.93	%(e)	.93%	.87%	.87%	.91%	.81%
Net investment income	1.31	%(e)	1.98%	1.34%	3.00%	4.65%	5.18%
Portfolio turnover rate (excluding short-term securities)	178.90%		231.3%	241.8%	252.0%	209.6%	127.5%

(a)  The Class 1 shares of the Mortgage Securities Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2013		For the year ended December 31,				Inception(a) to December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$3.100		$2.623	$2.482	$1.920	$1.540	$2.260
Income from investment operations:
Net investment income (b)	.006		.052	.031	.030	.044	.040
Net gains (losses) on securities (both realized and unrealized)	.130		.425	.110	.532	.336	(.760)
Total from investment operations	.136		.477	.141	.562	.380	(.720)
Net asset value, end of period	$3.236		$3.100	$2.623	$2.482	$1.920	$1.540
Total return (c)	4.39%		18.20%	5.68%	29.23%	24.90%	(31.97)%
Net assets, end of period (in thousands)	$3,252		$2,522	$458	$308	$133	$38
Ratios to average net assets:
Expenses (d)	.90	%(e)	.93%	.92%	.94%	.99%	.92	%(e)
Net investment income	.38	%(e)	1.75%	2.44%	1.38%	2.85%	2.23	%(e)
Portfolio turnover rate (excluding short-term securities)	18.2%		47.6%	57.7%	66.9%	67.1%	43.6%
	Class 2 Shares
	Six months ended June 30, 2013		Year ended December 31,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$3.069		$2.603	$2.469	$1.915	$1.540	$2.410
Income from investment operations:
Net investment income (b)	.001		.034	.023	.020	.039	.040
Net gains on securities (both realized and unrealized)	.130		.432	.111	.534	.336	(.910)
Total from investment operations	.131		.466	.134	.554	.375	(.870)
Net asset value, end of period	$3.200		$3.069	$2.603	$2.469	$1.915	$1.540
Total return (c)	4.26%		17.90%	5.42%	28.91%	24.59%	(36.27)%
Net assets, end of period (in thousands)	$113,799		$108,327	$98,444	$101,801	$88,020	$71,421
Ratios to average net assets:
Expenses (d)	1.15	%(e)	1.18%	1.16%	1.19%	1.25%	1.17%
Net investment income	.06	%(e)	1.16%	2.12%	.90%	2.67%	1.98%
Portfolio turnover rate (excluding short-term securities)	18.2%		47.6%	57.7%	66.9%	67.1%	43.6%

(a)  The Class 1 shares of the Real Estate Securities Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Notes to Financial Statements

June 30, 2013

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust was organized on July 8, 2011. On May 1, 2012, the Trust adopted and amended the registration statement of Advantus Series Fund, Inc. (the "Series Fund") as filed with the Securities and Exchange Commission, pursuant to an Agreement and Plan of Reorganization (the "Reorganization Agreement") approved by both the Board of Directors of the Series Fund and the Board of Trustees of the Trust on July 28, 2011, and approved by a majority of the shareholders of each Portfolio of the Series Fund on October 21, 2011. Pursuant to the Plan of Reorganization, each then existing Portfolio of the Series Fund was reorganized into a separate Fund of the Trust effective May 1, 2012. The successor Funds of the Trust have the same investment adviser, investment objectives, principal investment strategies and risks as the corresponding predecessor Portfolios of the Series Fund. Expenses of each Fund did not increase as a result of the Reorganization. The Trust is a series trust that includes several different Funds. The Funds in the Trust are currently as follows: Advantus Bond, Advantus Index 400 Mid-Cap, Advantus Index 500, Advantus International Bond, Advantus Managed Volatility, Advantus Money Market, Advantus Mortgage Securities and Advantus Real Estate Securities. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the Advantus Money Market Fund and the Advantus Managed Volatility Fund which offer shares in only one class. Class 2 shares, the Money Market Fund and the Managed Volatility Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

As a result of the Reorganization, the Trust intends that each Fund, other than Advantus Managed Volatility Fund, will qualify for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"). It is expected that Advantus Managed Volatility Fund will be treated as a disregarded entity for federal income tax purposes. A Fund will be treated, for federal income tax purposes, as a partnership if it has more than one shareholder. If a Fund at any time has just one shareholder, as is the case for Advantus Managed Volatility Fund, it will be treated as a disregarded entity for federal income tax purposes. While the Trust anticipates that each Fund, other than Advantus Managed Volatility Fund, will always have two shareholders, Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company, a wholly owned subsidiary of Minnesota Life ("Securian Life"), such ownership could change and accordingly a Fund may at some time have only one shareholder and accordingly would be treated as a disregarded entity for federal income tax purposes.

The Trust expects that the federal income tax treatment of each Fund as a partnership or disregarded entity will not result in any material adverse federal income tax consequences to the Funds for tax periods after the consummation of the Reorganization, as compared to the federal income tax treatment of the Portfolios as regulated investment companies under the Code prior to the Reorganization. In addition, a Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust will not be offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. ("Advantus Capital") Valuation Committee under the supervision of the Trust's Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Fund's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out (FIFO) basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Funds (excluding the Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2013, no Funds were invested in repurchase agreements.

Options Transactions

Each Fund (excluding the Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Federal Taxes

As a result of the reorganization of Advantus Series Fund, Inc. (a Minnesota corporation) into Securian Funds Trust (a Delaware statutory trust), described above, each Fund in the Trust is no longer recognized as a regulated investment company, for federal income tax purposes, but as a partnership as long as such Fund has more than one shareholder. A Fund with only a single shareholder, such as Advantus Managed Volatility Fund, will be taxed as a disregarded entity for federal income tax purposes. The Funds are not required to pay federal or Delaware income taxes on their net investment income and net capital gains, as each Fund is treated as either a partnership or a disregarded entity for federal income tax purposes. All interest, dividends, gains and losses of each Fund are deemed to have been "passed through" to the shareholders in proportion to its holdings of the Fund regardless of whether such interest, dividends or gains and losses have been distributed by the Fund.

The Financial Accounting Standards Board (FASB), Accounting Standards Codification 740, Income Taxes (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the period ended June 30, 2013. The Funds' federal and state income returns for which the applicable statute of limitations have not expired (2009, 2010, 2011, 2012) remain subject to examination by the Internal Revenue Service and states department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the portfolios.

Distributions to Shareholders

Distributions to shareholders from net investment income for the Advantus Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. As partnerships, the Funds are not required to distribute taxable income, and Funds other than Advantus Money Market Fund will not distribute taxable income.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. For the six-month period ended June 30, 2013, the Advantus Bond Fund and Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $19,439,920 and $19,978,163, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

New Accounting Pronouncements

In December 2011, the International Accounting Standards Board (IASB) and the FASB issued Accounting Standards Update (ASU) 2011-11 "Disclosures about Offsetting Assets and Liabilities." These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a fund's financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management has evaluated the implications of these changes and their impact on the financial statements and determined the adoption of ASU 2011-11 did not impact the Funds net assets or operating results.

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2013, were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
Advantus Bond Fund	$117,178,482	$102,804,856	$325,196,421	$327,951,554
Advantus Index 400 Mid-Cap Fund	8,000,177	12,208,712	–	–
Advantus Index 500 Fund	20,183,198	10,717,316	–	–
Advantus International Bond Fund	15,835,003	3,371,079	–	–
Advantus Managed Volatility Fund**	20,941,449	1,165	10,114,333	8,112,522
Advantus Mortgage Securities Fund	4,606,585	4,651,912	164,631,012	162,217,035
Advantus Real Estate Securities Fund	24,559,802	21,017,956	–	–

*  Includes U.S. government-sponsored enterprise securities

**  Investment operations began on 05/01/13

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Advantus Capital, a wholly-owned subsidiary of Securian Financial Group, Inc. Under the advisory agreement, Advantus Capital manages the Fund's investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
Advantus Bond Fund	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion
Advantus Index 400 Mid-Cap Fund	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion
Advantus Index 500 Fund	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion
Advantus International Bond Fund	.60% of net assets to $1 billion; and .55% of net assets exceeding $1 billion
Advantus Managed Volatility Fund	.65% of all assets
Advantus Money Market Fund	.30% of net assets to $1 billion; and .25% of net assets exceeding $1 billion
Advantus Mortgage Securities Fund	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion
Advantus Real Estate Securities Fund	.70% of net assets to $1 billion; and .65% of net assets exceeding $1 billion

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. (the "Sub-Advisor"), a registered investment Advisor for the Advantus International Bond Fund, under which Advantus Capital pays the Sub-Advisor an annual fee of .37% based on average daily net assets.

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Fund will be allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

Prior to January 1, 2013, each fund paid an administrative fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provided. Administrative service fees for accounting fees were allocated to the Funds as determined by the providers based on time and effort. Effective January 1, 2013, the Trust entered into an agreement with Securian Financial Group, Inc. ("Securian Financial Group") under which Securian Financial Group provides the same services as those previously provided by Minnesota Life, and under which each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly fees by Fund range from $1,146 to $21,992. Legal services for each Fund range from $3,168 to $3,717, per quarter.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company ("State Street") in which State Street provides daily fund accounting and investment administration services. In 2013, these fees ranged from .01% to .05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, out of pocket expenses and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its Advantus Managed Volatility Fund and Advantus Money Market Fund ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. ("Securian Financial"), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Net Investment Income Maintenance Agreement for the Advantus Money Market Fund

Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of Advantus Money Market Fund), Advantus Capital Management, Inc. ("Advantus Capital") and Securian Financial. A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Advantus Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a

Securian Funds Trust
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. For the six months ended June 30, 2013, the advisory, 12b-1 distribution and other fee waivers totaled $147,062, $122,552 and $78,729 respectively. These amounts are reflected as fees waived in the accompanying Statement of Operations. For the six-months ended June 30, 2013, Advantus Capital and Securian Financial have collectively waived a cumulative total of $2,475,118 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc., of which $2,315,763 was eligible for recovery by Advantus Capital and Securian Financial as of such date. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following May 1, 2014, provided such continuance is specifically approved by a majority of the Trust's independent Trustees.

Advantus Managed Volatility Fund Expense Waivers

Advantus Capital and the Trust, on behalf of the Advantus Managed Volatility Fund, have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2014. The Agreement renews annually for a full year each year thereafter unless terminated by Advantus Capital upon at least 30 days' notice prior to the end of a contract term. The Fund is authorized to reimburse Advantus Capital for management fees previously waived and/or for the cost of expenses previously paid by Advantus Capital pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Advantus Capital in this manner only applies to fees waived or reimbursements made by Advantus Capital within the three fiscal years prior to the date of such reimbursement. For the six months ended June 30, 2013, the advisory waivers totaled $23,028. This amount is reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2013, Advantus Capital and Securian Financial have collectively waived a cumulative total of $23,028 pursuant to the Agreement. To the extent that the Fund makes such reimbursements to Advantus Capital, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

(5)  Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At June 30, 2013, the Advantus Bond Fund, Advantus Mortgage Securities Fund, and Advantus Managed Volatility Fund held illiquid securities of $11,178,417, $2,468,232 and $739,803, respectively, which represent 3.1%, 2.6% and 2.7% of net assets respectively. Pursuant to guidelines adopted by the Trust's Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

Securian Funds Trust
Notes to Financial Statements – continued

(5)  Illiquid Securities – (continued)

The following is a list of illiquid securities by fund, including acquisition date and cost, as of June 30, 2013:

Advantus Bond Fund	Acquisition Date	Acquisition Cost
BHN I Mortgage Fund	Various	$69,485
British Airways PLC	Various	883,906
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,860
Hometown Commercial Mortgage	Various	2,343,282
Ingersoll-Rand Global Holding Co., Ltd.	06/17/2013	513,224
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	1,128,416
Multi Security Asset Trust	02/24/2005	1,523,506
Mylan, Inc.	06/18/2013	1,009,247
Symetra Financial Corp.	Various	2,253,874
		$11,479,800
Advantus Managed Volatility Fund	Acquisition Date	Acquisition Cost
AT&T, Inc.	05/01/2013	$247,942
BAE Systems Holdings, Inc.	05/01/2013	271,145
Metropolitan Life Global	05/01/2013	274,299
		$793,386
Advantus Mortgage Securities Fund	Acquisition Date	Acquisition Cost
Asset Securitization Corp.	11/25/1998	$52,883
BHN I Mortgage Fund	Various	62,475
Countryplace Manufactured Housing Contract Trust	06/29/2005	568,986
Hometown Commercial Mortgage	11/28/2006	599,700
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	357,739
Multi Security Asset Trust	02/24/2005	977,870
		$2,619,653

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and written options.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

The following is a summary of the levels used for the period ended June 30, 2013, in valuing the Fund's assets and liabilities (please see the Schedule of Investments for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2013 using
Fund	Level 1	Level 2	Level 3	Total
Advantus Bond Fund
Assets
Government Obligations	$–	$158,629,889	$–	$158,629,889
Asset-Backed	–	17,870,911	–	17,870,911
Other Mortgage-Backed	–	25,594,925	3,259,495	28,854,420
Corporate Obligations	–	132,474,433	11,519,207	143,993,640
Investment Companies	–	25,193,460	–	25,193,460
Total Investments	–	359,763,618	14,778,702	374,542,320
Other Financial Instruments* Futures Contracts	643,564	–	–	643,564
Liabilities
Other Financial Instruments* Futures Contracts	(236,910)	–	–	(236,910)
Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	199,826,224	–	–	199,826,224
Investment Companies	–	5,809,122	–	5,809,122
Total Investments	199,826,224	5,809,122	–	205,635,346
Liabilities
Other Financial Instruments* Futures Contracts	(16,636)	–	–	(16,636)
Advantus Index 500 Fund
Assets
Common Stocks	490,124,179	–	–	490,124,179
Investment Companies	–	13,559,442	–	13,559,442
Total Investments	490,124,179	13,559,442	–	503,683,621
Liabilities
Other Financial Instruments* Futures Contracts	(88,767)	–	–	(88,767)
Advantus International Bond Fund
Assets
Long-Term Debt Securities	–	99,249,861	–	99,249,861
Short-Term Debt Securities	–	17,142,581	–	17,142,581
Investment Companies	–	6,517,964	–	6,517,964
Total Investments	–	122,910,406	–	122,910,406
Other Financial Instruments* Forward Foreign Currency Contracts	–	3,882,124	–	3,882,124
Liabilities
Other Financial Instruments* Forward Foreign Currency Contracts	–	(1,697,369)	–	(1,697,369)

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2013 using
Fund	Level 1	Level 2	Level 3	Total
Advantus Managed Volatility Fund
Assets
Government Obligations	$–	$1,962,617	$–	$1,962,617
Corporate Obligations	–	8,318,110	–	8,318,110
Investment Companies	–	16,489,038	–	16,489,038
Total Investments	–	26,769,765	–	26,769,765
Liabilities
Other Financial Instruments* Futures Contracts	(8,679)	–	–	(8,679)
Advantus Money Market Fund
Assets
Commercial Paper	–	29,423,129	–	29,423,129
Certificate of Deposit	–	3,252,619	–	3,252,619
Corporate Notes	–	13,227,730	–	13,227,730
U.S. Government Obligations	–	32,975,647	–	32,975,647
Other Short-Term Investments	–	6,495,439	–	6,495,439
Investment Companies	–	7,683,591	–	7,683,591
Total Investments	–	93,058,155	–	93,058,155
Advantus Mortgage Securities Fund
Assets
Government Obligations	–	82,827,258	–	82,827,258
Asset-Backed	–	4,041,261	–	4,041,261
Other Mortgage-Backed	–	4,186,022	1,254,210	5,440,232
Corporate Obligations	–	307,531	–	307,531
Short-Term Securities	–	22,281,840	–	22,281,840
Total Investments	–	113,643,912	1,254,210	114,898,122
Advantus Real Estate Securities Fund
Assets
Common Stocks	114,901,004	–	–	114,901,004
Preferred Stocks	641,221	–	–	641,221
Investment Company	–	834,777	–	834,777
Total Investments	115,542,225	834,777	–	116,377,002

*  Investments in Other Financial Instruments are derivative instruments reflected in the notes to the Schedule of Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Investment companies comprised of investments in private investment company funds – These securities are principally valued using the investment company fund net asset value. The net asset value of these investments are based on the total value of the investment company fund assets divided by the number of the investment company fund shares outstanding. The fund's net asset value is provided by and normally calculated daily by the investment company, and is the value at which both purchases and sales are conducted.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities – These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Securian Funds Trust
Notes to Financial Statements – continued

(6)  Fair Value Measurement – (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Fund's policy is to recognize transfers between the levels as of the end of the period. The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Fund	Beginning Balance December 31, 2012	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3 (1)	Transfers out of Level 3 (1)	Ending Balance June 30, 2013	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2013
Advantus Bond Fund
Other Mortgage Backed	$1,866,301	$1,810,457	$930,427	$258	$512,906	$–	$–	$3,259,495	$471,137
Corporate Obligation	9,041,284	5,812,075	3,126,126	(9,161)	(198,865)	–	–	11,519,207	(179,776)
Total	10,907,585	7,622,532	4,056,553	(8,903)	314,041	–	–	14,778,702	291,361
Advantus Mortgage Securities Fund
Other Mortgage Backed	659,175	598,498	297,563	149	293,951	–	–	1,254,210	294,648
Total	659,175	598,498	297,563	149	293,951	–	–	1,254,210	294,648

(1)  Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

Quantitative Information Regarding Level 3 Assets

The following table provides a summary of the significant unobservable inputs used in the fair value measurements of Level 3 assets at June 30, 2013:

Level 3 instrument	Fair value	Valuation technique	Unobservable input	Range (Weighted average)
Advantus Bond Fund
Other Mortgage-Backed –			Implied spread to	58 bps – 2479 bps
Non-Investment Grade	$3,259,495	Discounted cash flow	U.S. Treasuries (1)	(2421 bps)
			Implied spread to	98 bps – 453 bps
Corporate Obligations	11,519,207	Discounted cash flow	U.S. Treasuries (1)	(355 bps)
Advantus Mortgage Securities Fund
Other Mortgage-Backed –			Implied spread to	58 bps – 537 bps
Non-Investment Grade	1,254,210	Discounted cash flow	U.S. Treasuries (1)	(479 bps)

(1)  The valuation is based on non-binding broker quotes where quantitative inputs are not observable. Unobservable inputs primarily relate to an implied discounted cash flow modeling spread applied to U.S. Treasuries representing an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality. For any increase (decrease) in the implied spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding at the end of the period are disclosed in the Notes to Schedule of Investments.

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

Equity derivatives were purchased or sold to manage the Advantus Index 500 and Advantus Index 400 Mid-Cap Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund's fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the Advantus International Bond Fund's current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The tables below detail the risk exposure of each of the Funds from derivative instruments:

				Risk Exposure
Fund	Instrument Type	Total Value at June 30, 2013	Statement of Assets and Liabilities Location	Equity	Interest Rate	Foreign Exchange
Advantus Bond Fund	Futures	$406,654	Variation margin receivable/payable*	$–	$406,654	$–
Advantus Index 400 Mid-Cap Fund	Futures	(16,636)	Variation margin receivable/payable*	(16,636)	–	–
Advantus Index 500 Fund	Futures	(88,767)	Variation margin receivable/payable*	(88,767)	–	–
Advantus International Bond Fund	Foreign Currency Forwards	3,882,124	Unrealized appreciation on forward foreign currency contracts	–	–	3,882,124
	Foreign Currency Forwards	(1,697,369)	Unrealized depreciation on forward foreign currency contracts	–	–	(1,697,369)
Advantus Managed Volatility Fund	Futures	(8,679)	Variation margin receivable/payable*	(8,679)	–	–

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities.

  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

				Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value at June 30, 2013	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
Advantus Bond Fund	Futures	$162,060	Net realized gains (losses) from futures transactions	$–	$162,060	$–
Advantus Index 400 Mid-Cap Fund	Futures	724,021	Net realized gains (losses) from futures transactions	724,021	–	–
Advantus Index 500 Fund	Futures	1,503,444	Net realized gains (losses) from futures transactions	1,503,444	–	–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

				Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value at June 30, 2013	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
Advantus International Bond Fund	Foreign Currency Forwards	$2,183,336	Net realized gains (losses) from foreign currency transactions	$–	$–	$2,183,336
Advantus Managed Volatility Fund	Futures	(268,382)	Net realized gains (losses) from futures transactions	(268,382)	–	–
Advantus Mortgage Securities Fund	Futures	17,021	Net realized gains (losses) from futures transactions	–	17,021
Advantus Real Estate Securities Fund	Options	37,331	Net realized gains (losses) from options transactions	37,331	–	–
				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value at June 30, 2013	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
Advantus Bond Fund	Futures	$347,266	Net change in unrealized appreciation or depreciation on futures transactions	$–	$347,266	$–
Advantus Index 400 Mid-Cap Fund	Futures	(77,450)	Net change in unrealized appreciation or depreciation on futures transactions	(77,450)	–	–
Advantus Index 500 Fund	Futures	(18,597)	Net change in unrealized appreciation or depreciation on futures transactions	(18,597)	–	–
Advantus International Bond Fund	Foreign Currency Forwards	(341,289)	Net change in unrealized appreciation or depreciation on foreign currency transactions	–	–	(341,289)
Advantus Managed Volatility Fund	Futures	(8,679)	Net change in unrealized appreciation or depreciation on futures transactions	(8,679)	–	–
Advantus Mortgage Securities Fund	Futures	(7,692)	Net change in unrealized appreciation or depreciation on futures transactions	–	(7,692)	–
Advantus Real Estate Securities Fund	Options	(18,682)	Net change in unrealized appreciation or depreciation on written options	(18,682)	–	–

Securian Funds Trust
Notes to Financial Statements – continued

(7)  Derivative Instruments Reporting – (continued)

Option Contracts Written

Contracts and premium amounts associated with options contracts written by the Fund during the period ended June 30, 2013 are as follows:

	Options outstanding at December 31, 2012	Written	Closed	Exercised	Expired	Options outstanding at June 30, 2013
Advantus Real Estate Securities Fund
Premium Amount	$23,525	$13,806	$–	$24,825	$12,506	$–
Number of Contracts	489	225	–	502	212	–

(8)  Affiliated Ownership

The Advantus Managed Volatility Fund invests in underlying securities and other investment companies, of which certain underlying funds (the "affiliated underlying funds") may be deemed to be under common control with the Advantus Managed Volatility Fund because they share the same investment adviser, Advantus Capital Management, Inc., and because they are overseen by the same Securian Funds Trust Board of Trustees. The Advantus Managed Volatility Fund will achieve its equity exposure by investing primarily in Class 1 shares of the Advantus Index 500 Fund, an affiliated fund in Securian Funds Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's 500 Index. A summary of all transactions with the affiliated Advantus Index 500 Fund as of June 30, 2013 is as follows:

Fund/Underlying Fund	Balance of Shares Held at December 31, 2012	Gross Additions	Gross Sales	Balance of Shares Held at June 30, 2013	Value at June 30, 2013	Realized Gain (Loss)	Distributions Received
Advantus Managed Volatility Fund
Advantus Index 500 Fund	–	2,081,359	–	2,081,359	$12,224,387	$–	$–

(9)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Securian Funds Trust
Other Information

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2013 through June 30, 2013, except for the Managed Volatility Fund which has 61 days in the most recent fiscal period due to its inception date of May 1, 2013. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Advantus Bond Fund	$1,000	$985.10	0.51%	$2.51	$983.92	0.76%	$3.74
Advantus Index 400 Mid-Cap Fund	1,000	1,144.40	0.28%	1.49	1,142.99	0.53%	2.82
Advantus Index 500 Fund	1,000	1,136.76	0.23%	1.22	1,135.35	0.48%	2.54
Advantus International Bond Fund	1,000	975.09	0.91%	4.46	973.89	1.16%	5.68
Advantus Managed Volatility Fund	1,000	974.20	0.80%	1.32	NA	NA	NA
Advantus Money Market Fund	1,000	1000.00	0.13%	0.64	NA	NA	NA
Advantus Mortgage Securities Fund	1,000	982.21	0.68%	3.34	980.99	0.93%	4.57
Advantus Real Estate Securities Fund	1,000	1,043.88	0.90%	4.56	1,042.59	1.15%	5.82

Securian Funds Trust
Other Information – continued

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Advantus Bond Fund	$1,000	$1,022.27	0.51%	$2.56	$1,021.03	0.76%	$3.81
Advantus Index 400 Mid-Cap Fund	1,000	1,023.41	0.28%	1.40	1,022.17	0.53%	2.66
Advantus Index 500 Fund	1,000	1,023.65	0.23%	1.15	1,022.41	0.48%	2.41
Advantus International Bond Fund	1,000	1,020.28	0.91%	4.56	1,019.04	1.16%	5.81
Advantus Managed Volatility Fund	1,000	1,007.02	0.80%	1.34	NA	NA	NA
Advantus Money Market Fund	1,000	1,024.15	0.13%	0.65	NA	NA	NA
Advantus Mortgage Securities Fund	1,000	1,021.42	0.68%	3.41	1,020.18	0.93%	4.66
Advantus Real Estate Securities Fund	1,000	1,020.33	0.90%	4.51	1,019.09	1.15%	5.76

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus Capital uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 31, 2013.

Trustees receive a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. Trustees meet at least once each year with each Fund's portfolio management team (or, in the case of the International Bond Fund, representatives of such team). Trustees also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters. Trustees evaluated all information available to them on a Fund-by-Fund basis.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

Management Fee and Other Expenses

The Trustees evaluated a January 2012 report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Lipper. The Trustees also evaluated a memorandum from Advantus which enabled the Trustees to conclude that the Fund's expenses relative to the peer groups included in the January 2012 Lipper report would likely not have changed materially since January 2012. Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Advantus is fair and reasonable.

Fees Charged to Other Advisory Clients of Advantus

The Trustees observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Advantus in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Advantus

The Trustees review quarterly Board reports on Advantus' profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Advantus' profitability from any Fund as excessive.

Investment Results

The Trustees review a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices. The Trustees observed near average to very strong relative performance for each actively managed non-money-market Fund during the most recent one and three years ending December 31, 2012 and performance in line with benchmarks (prior to Fund expenses) for the Index 500 Fund and the Index 400 Mid-Cap Fund. The Trustees also observed that, like nearly all money market funds, the Money Market Fund continued to produce no net investment returns or losses (after fee and expense waivers and reimbursements).

Ancillary Benefits to Advantus and Its Affiliates

The Trustees also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Sub-Advisory Agreement with Franklin Advisers, Inc.

At the January 31, 2013 meeting, the Trustees also unanimously approved the continuance of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Advantus and Franklin Advisers, Inc. ("Franklin") relating to the International Bond Fund. In addition to the Trustees' review of the International Bond Fund's investment performance and expense ratios, the Trustees also requested and evaluated other information, including a report on Franklin's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that the International Bond Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to Franklin reflected in the Trust's registration statement are complete and accurate, and assurance that Franklin will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of Franklin's code of ethics and overall compliance program. The Trustees requested, but did not receive, an analysis of Franklin's profitability in managing the Fund. However, the Trustees noted that Advantus and Franklin are not affiliated and were assured by Advantus that the Sub-Advisory Agreement was negotiated on an "arm's-length" basis. The Trustees reviewed the terms of the Sub-Advisory Agreement and met in private session with independent legal counsel. Based on the foregoing factors, the Trustees concluded that approving the continuance of the Sub-Advisory Agreement with Franklin was in the best interest of the International Bond Fund and its shareholders.

Investment Advisory Agreement for Advantus Managed Volatility Fund

On January 31, 2013, the Board also unanimously approved an Investment Advisory Agreement between Advantus and the Trust on behalf of its newly organized Advantus Managed Volatility Fund, which as of such date had not commenced operations. At a meeting in October 2012, the Board evaluated the advisory fee to be charged to the Managed Volatility Fund as well as its net overall expenses in comparison with advisory fees and overall expenses charged by competing managed volatility funds, based on data compiled by Advantus. Trustees also considered the expected ancillary benefits of the Managed Volatility Fund to Advantus and its affiliates, as well as the expected nature, extent and quality of services to be provided by Advantus. Based on all this information, the Trustees concluded that the advisory fee to be paid by Managed Volatility Fund to Advantus is fair and reasonable. The Trustees also concluded that the advisory fees to be paid by the Managed Volatility Fund will be for services that are in addition to, rather than duplicative of, services provided pursuant to the advisory agreement of any other investment company in which the Managed Volatility Fund may invest.

Securian Funds Trust
Trustees and Executive Officers

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
Julie K. Getchell 1954	Trustee since October 21, 2011

Retired; Senior Financial Consultant to Cargill's Controller's Group, Animal Nutrition Business and Tartan Program from April 2009 to July 2012; Chief Financial Officer/Senior Managing Director, La Crosse Global Fund Services from May 2005 to April 2009; Consultant, Black River Asset Management from October 2004 to May 2005; Chief Financial Officer, Prestige Resorts & Destinations LTD. from 2001 to 2003; Chief Operating Officer, RBC Dain Rauscher Inc., Insight Investment Management, Inc. from 1996 to 2000; Chief Financial Officer, RBC Dain Rauscher Inc., Insight Investment Management, Inc. from 1991 to 1996; Director of Financial Analysis, RBC Dain Rauscher Inc. from 1987 to 1991 Assistant Controller, RBC Dain Rauscher Inc. from 1985 to 1987; Senior Auditor, Deloitte & Touche from 1982 to 1985

Linda L. Henderson 1949	Trustee since January 25, 2007

Retired; Professional Advisor, Carlson School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees — continued
William C. Melton 1947	Trustee since April 25, 2002

Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis Star Tribune Board of Economists since 1986; member, State of Minnesota Council of Economic Advisors from 1988 to 1994; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee
Gregory S. Strong 1944	Trustee since October 21, 2011

Retired; President, Advantus Series Fund, Inc. from April 2007 to July 2011; retired since December 2008, previously Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc., Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2)
David M. Kuplic 1957	President since July 28, 2011

Senior Vice President, Minnesota Life Insurance Company since June 2007; Executive Vice President and Director, Advantus Capital Management, Inc. since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; President and Director, MCM Funding 1997-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1997-1, Inc., June 2004 to July 2007; President and Director, MCM Funding 1998-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1998-1, Inc., June 2004 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2007; Senior Vice President, Securian Life Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President, Marketview Properties IV, LLC

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued
Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003

Financial Vice President, Chief of Operations and Director, Advantus Capital Management, Inc. since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2003; Financial Vice President, MCM Funding 1997-1, Inc. since October 1998 and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since August 1998; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010 and Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties IV, LLC

Bruce P. Shay 1961	Vice President since July 28, 2011

Executive Vice President, Minnesota Life Insurance Company since March 2010; Executive Vice President, Securian Financial Group, Inc. since March 2010; Executive Vice President and Director, Securian Life Insurance Company since June 2010; Senior Vice President, Minnesota Life Insurance Company, February 2004 to February 2010; Senior Vice President, Securian Life Insurance Company, February 2007 to June 2010

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

Securian Funds Trust
Trustees and Executive Officers – continued

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Trust, Vicki L. Bailey, born in 1955, has served as the Trust's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC; Vice President and Secretary, Marketview Properties, LLC and Marketview Properties II, LLC (entities holding certain real estate assets); Vice President and Secretary, Marketview Properties IV, LLC.

(This page has been left blank intentionally.)

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2013

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2013 Securian Funds Trust All rights reserved.

F34490 Rev 8-2013

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.	CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms.

Getchell as the Audit Committee’s financial expert.  Ms. Getchell is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”).  The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                         Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                         Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange

Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  August 21, 2013